Registration No. 33-44670

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 37

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 288

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson

The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Premier Variable Annuity Contract

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on May 1, 2021 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B

PREMIER VARIABLE

This prospectus is dated May 1, 2021

This prospectus describes Premier Variable Annuity, a group variable annuity, contract for employer-sponsored qualified and non-qualified retirement plans (the “Contract”), issued by Principal Life Insurance Company (the “Company”) and is designed to aid in retirement planning. The Company no longer offers or issues the Contract. This prospectus is only for the use of current Contractholders. The Contract is funded with the Principal Life Insurance Company Separate Account B (“Separate Account”). The assets of the Separate Account divisions (“divisions”) are invested in the following underlying mutual funds:

Fidelity Variable Insurance Products – Initial Class	Principal Variable Contracts Funds, Inc. – Class 1 (cont.)
• Government Money Market Portfolio(1)	• International Emerging Markets Account
Principal Variable Contracts Funds, Inc. – Class 1	• LargeCap Growth I Account
• Core Plus Bond Account	• LargeCap S&P 500 Index Account
• Diversified Balanced Account(2)	• MidCap Account(3)
• Diversified International Account	• Real Estate Securities Account
• Equity Income Account	• SmallCap Account
• Government & High Quality Bond Account	• Strategic Asset Management Balanced Portfolio(2)
(1)All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.
(2)This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(3)Effective August 16, 2013, the MidCap Account is no longer available to customers with an application signature date on or after August 16, 2013. Beginning June 6, 2020, available to all investors regardless of application date.
This prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference.
Additional information about the Contract, including a Statement of Additional Information (“SAI”), dated May 1, 2021, has been filed with the Securities and Exchange Commission (“SEC”). The SAI is part of this prospectus. The table of contents of the SAI appears at the end of this prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or calling:
Principal Securities, Inc.
Des Moines, IA 50392-2080
Telephone: 1-800-633-1373

Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds which should be kept for future reference.
The Contract offered by this prospectus may not be available in all states. This prospectus does not constitute an offer to sell, or solicitation of any offer to buy, any interest in or participation in the Contract in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contract other than those contained in this prospectus.

GLOSSARY OF SPECIAL TERMS
Aggregate Investment Account Value – The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.
Annual Average Balance – The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the Contract and other Plan assets which correlate to a Plan Participant that are not allocated to the Contract or an Associated or Companion Contract but for which the Company provides recordkeeping services (“Outside Assets”), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.
Annuity Change Factor – The factor used to determine the change in value of a Variable Annuity in the course of payment.
Annuity Commencement Date – The beginning date for Annuity Payments.
Annuity Premium – The amount applied under the Contract to purchase an annuity.
Annuity Purchase Date – The date an Annuity Premium is applied to purchase an annuity.
Associated Contract – An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.
Commuted Value – The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.
Companion Contract – An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.
Contract Date – The date this Contract is effective, as shown on the face page of the Contract.
Contract Year – A period beginning on a Yearly Date and ending on the day before the next Yearly Date.
Contractholder – The entity to which the Contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.
Contributions – Amounts contributed under the Contract which are accepted by the Company.
Deposit Year – The twelve-month period ending on a day selected by the Contractholder.
Division – The part of the Separate Account B which is invested in shares of an underlying mutual fund.
Employer – The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.
Flexible Income Option – A periodic distribution from the Contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.
Funding Agent – An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the Contract. Funding Agent will also mean the Company where the Contractholder directs the Company to transfer such amounts from the Contract described in this prospectus to another group annuity contract issued by the Company to the Contractholder.
Internal Revenue Code (“Code”) – The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account – An account that correlates to a Plan Participant established under the Contract for each type of Contribution and for each Division in which the Contribution is invested.
Investment Account Value – The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such Investment Account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.
Mutual Fund – A registered open-end investment company in which a Division of the Separate Account B invests.
Net Investment Factor – The factor used to determine the change in Unit Value of a Division during a Valuation Period.
Notification – Any form of notice received by the Company at the Company’s home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.
Owner of Benefits – The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all Contracts except Contracts used for General Creditor Non-Qualified Plans (see “Summary”) wherein the Contractholder is the Owner of Benefits.
Plan – The Plan established by the Employer in effect on the date the Contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the Contract.
Plan Participant – A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased Plan Participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this Contract.
Qualified Domestic Relations Order – A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).
Quarterly Date – The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.
Separate Account B – A separate account established by the Company under Iowa law to receive Contributions under the Contract offered by this prospectus and other contracts issued by the Company. It is divided into each of which invest in a corresponding underlying mutual fund.
Termination of Employment – A Plan Participant’s termination of employment with the Employer determined under the Plan and as reported to the Company.
Unit Value – The value of a unit of a Division of the Separate Account.
Valuation Date – The date as of which the net asset value of an underlying mutual fund is determined.
Valuation Period – The period between the time as of which the net asset value of an Investment Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.
Variable Annuity Payments – A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the LargeCap Value Division of the Separate Account. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.
Variable Annuity Reserves – The reserves held for annuities in the course of payment for the Contract.
Yearly Date – The Contract Date and the same day of each year thereafter.

SYNOPSIS

The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between Investment Options.

Contractholder transaction expenses
Sales charge imposed on purchase payments (as a percentage of purchase payments)	none
Transaction Fees (as a percentage of amount surrendered) • guaranteed maximum • current	•the lesser of $25 or 2.00% of each unscheduled partial surrender after the 12th in a Contract Year •none
Transfer Fee • guaranteed maximum • current

•the lesser of $30 or 2.00% of each unscheduled transfer after the 12th in a Contract Year plus a $15 charge if transfers are made via paper instruction
•none (if transfer instructions are received via our toll-free number); a $15 charge is imposted if transfers are made via paper instruction

Documentation Expense • Principal Standard Plan • Principal Custom-written plan initial plan document plan amendments summary plan booklet • Plan not provided by Principal - summary plan booklet	$350 $1,000 $500 $500 minimum $100

The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.

Contractholder periodic expenses
Separate Account Annual Expenses (as a percentage of average account value) • guaranteed maximum • current	1.25% 0.42%
Annual Recordkeeping Expense paid quarterly(1) • maximum charge (5,000 plan participants or more) • minimum charge (1 through 25 plan participants)	$10 per participant + $25,316 $2,250
Annual Recordkeeping Expense for Outside Assets(2) • maximum charge (5,000 plan participants or more) • minimum charge (1 through 25 plan participants)	$4.50 per member + $11,392 $1,000
Location Fee • one location • each additional location	none $150 per quarter for each employee location
Flexible Income Option (if elected by the Owner of Benefits)	$25 per year
(1)    If reports are provided annually, the recordkeeping expense is reduced by 9%; if the Company performs no more than one non-discrimination test in a Deposit Year the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed); and the recordkeeping expense is increased by 10% if the standard reporting format is not used.
(2)    The charge calculated will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2020

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees and other expenses)	0.24%	1.20%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

This Example assumes
•the Plan Participant invests $10,000 in the Contract for the time periods indicated;
•the investment has a 6% return each year; and
• the maximum annual fees and operating expenses for any underlying mutual fund as of December 31, 2020 (without voluntary waivers of fees by the underlying fund, if any).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If the Owner of Benefits Surrenders the Contract at the End of the Applicable Time Period				If the Owner of Benefits Does Not Surrender the Contract at the End of the Applicable Time Period
Separate Account Divisions	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Total Underlying Mutual Fund Operating Expenses (1.20%)	$166	$518	$902	$2,016	$166	$518	$902	$2,016
Minimum Total Underlying Mutual Fund Operating Expenses (0.24%)	$68	$214	$377	$864	$68	$214	$377	$864

SUMMARY

The following summary should be read in conjunction with the detailed information appearing elsewhere in this prospectus.

The group variable annuity contract described in this prospectus was issued by the Company and designed to aid in retirement planning. The Contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 2006, the contract was no longer offered or issued.

Contributions
The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under “Federal Tax Status.” Contributions may also be limited by the Plan. The Company may also limit contributions on 60 days’ notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account. A complete list of the divisions available under this Contract may be found in the Table of Separate Account Divisions later in this prospectus. Each Division Invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for the underlying mutual fund.

The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the LargeCap Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

NOTE:    All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

Contribution may be made by personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks or foreign checks.

Distributions, Transfers, and Withdrawals
Variable Annuity Payments will be made on and after a Plan Participant’s Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the mutual fund underlying the LargeCap Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See “Income Benefits.”)

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this Contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See “Withdrawals and Transfers.”) In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant’s termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See “Withdrawals and Transfers.” Note that withdrawals before age 59 ½ may involve an income tax penalty. See “Federal Tax Status.” No withdrawals are permitted after the Annuity Purchase Date.
THE COMPANY
The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.
THE SEPARATE ACCOUNT
Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Contract will equal the total of the contributions made under the Contract.
The Separate Account is not affected by the rate of return of the Company’s General Account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of the Company’s other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of your purchase payments.
In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Contract and rider charges, may be negative even though the underlying money market fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a Money Market division or participate in a scheduled automatic transfers program or Automatic Portfolio Rebalancing program where the Contract value is allocated to a Money Market division, that portion of your Contract value allocated to the Money Market division may decrease in value.
THE UNDERLYING MUTUAL FUNDS
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
The Company purchases and sells shares of the underlying mutual funds for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, the advisor and, if applicable, sub-advisor for, each division.
Deletion or Substitution of Divisions
The Company reserves the right to make certain changes if, in the Company’s judgment, they best serve your interests or are appropriate in carrying out the purpose of the Contract. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, the Company will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Voting Rights
The Company votes shares of the underlying mutual funds owned by the Separate Account according to the instructions of the person that holds the voting interest in the units of the division.
The Company will notify the person that holds the voting interest in the units of shareholder meetings of the mutual funds underlying the divisions.
During the accumulation period, the owner of benefits is the person having the voting interest in the units of the Division attributable to the Investment Accounts which correlate to the Plan Participant. The number of units held in the Separate Account which are attributable to each Investment Account is determined by dividing the Investment Account value attributable to a Division of the Separate Account by the net asset value of one share of the underlying mutual fund.

During the annuity period, the person then entitled to variable annuity payments has the voting interest in the units of the Division attributable to the variable annuity. The number of units held in the Separate Account which are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one share of the underlying mutual fund. The voting interest in the shares of the underlying mutual fund attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.
The Company determines the number of underlying fund shares the owner of benefits or payees of variable annuities may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. The Company will send the owner of benefits or payees of variable annuities proxy materials and instructions for the owner of benefits or payees of variable annuities to provide voting instructions to the Company. The Company will arrange for the handling and tallying of proxies received. If no voting instructions are received, the Company will vote those shares in the same proportion as shares for which the Company received instructions. In the event that applicable law changes or the Company are required by regulators to disregard voting instructions, the Company may decide to vote the shares of the underlying mutual funds in its own right.
NOTE:     Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
DEDUCTIONS UNDER THE CONTRACT
A mortality and expense risks charge is deducted under the Contract. There are also deductions from and expenses paid out of the assets of the underlying mutual fund as described in the Fund’s prospectus.
Mortality and Expense Risks Charge
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of the Separate Account held with respect to the Contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.
Transaction Fee
The Company reserves the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the twelfth unscheduled partial surrender in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the unscheduled partial surrender is made by an amount equal to the fee. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant’s other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee. If the amounts in the Plan Participant’s Investment Accounts are insufficient to permit the full amount of the fee to be taken, the amount of the unscheduled partial surrender will be reduced by an amount equal to the fee.
Transfer Fee
The Company also reserves the right to charge a transfer fee of the lesser of $30 or 2% of each unscheduled transfer after the twelfth unscheduled transfer in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the unscheduled transfer is made by an amount equal to the fee. If the Investment Account(s) from which the unscheduled transfer is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant’s other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee.

OTHER EXPENSES
The Contractholder is obligated to pay additional expenses associated with the servicing of the Contract and the Plan in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. The Contractholder, in its sole discretion, elects whether to pay these expenses directly or directs the Company to deduct the fees from the Investment Accounts that correlate to a Plan Participant. If expenses are deducted from the Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative value of such Investment Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Investment Account’s proportionate share of the deductions. Please see Appendix A for services available under the contract.
SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY
It is not anticipated that any divisible surplus will ever be distributable to the Contract in the future because the Contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.
THE CONTRACT
The Contract is significantly different from a fixed annuity. The owner of a variable annuity assumes the risk of investment gain or loss (as to amounts in the divisions) rather than the Company. The amount available for annuity payments under the Contract is not guaranteed and varies with the investment performance of the underlying mutual funds. There can be no assurance that the owner’s investment objectives will be achieved.
The Contracts were issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company issued a pre-retirement certificate describing the benefits under the Contract to Plan Participants who reside in a state that requires the issuance of such certificates. Contributions that correlate to a Plan Participant are allocated to and invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. After complete allocation instructions have been received by the Company, all future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the LargeCap Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.
A.    Contract Values and Accounting Before Annuity Commencement Date
    1.    Investment Accounts
An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of the Separate Account in which such Contribution is invested.
Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the Contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.
Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

    2.    Unit Value
The Unit Value for a Contract which participates in a Division of the Separate Account determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the Contract is determined on each day on which the net asset value of its underlying mutual fund is determined. The Unit Value for a Valuation Period is determined as of the end of that valuation period. The investment performance of the underlying mutual fund and deducted expenses affect the Unit Value.
For this series of Contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division’s Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of Contracts for the later Valuation Period.
    3.    Net Investment Factor
Each Net Investment Factor is the quantitative measure of the investment performance of each Division of the Separate Account.
For any specified Valuation Period the Net Investment Factor for a Division for this series of Contracts is equal to
a)    the quotient obtained by dividing (i) the net asset value of a share of the underlying mutual fund as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the mutual fund during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the mutual fund as of the end of the immediately preceding Valuation Period, reduced by
b)    a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.
The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred the Separate Account at the discretion of the Company.
    4.    Hypothetical Example of Calculation of Unit Value for all Divisions Except the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $14.8000; that there were no dividends or other distributions made by the underlying mutual fund and no adjustment for taxes since the last determination; that the net asset value of an underlying mutual fund share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day.
To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000115, which is the rate for one day that is equivalent to a simple annual rate of 0.42%. The result, 1.0013417, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013417) which produces a current Unit Value of $1.01990281.
5.    Hypothetical Example of Calculation of Unit Value for the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the underlying mutual fund prior to calculation of the net asset value of the underlying mutual fund share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an underlying mutual fund share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.
To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of 0.0000115 (the proportionate rate for one day based on a simple annual rate of 0.42%). The result (1.0003173) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003173), resulting in a current Unit Value of $1.0165959.

B.    Income Benefits
Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.
    1.    Variable Annuity Payments
The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the LargeCap Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the LargeCap Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the LargeCap Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a LargeCap Value Division Investment Account will be the Valuation Date immediately preceding July 1.
The Annuity Commencement Date must be no later than the date the Plan Participant is required to take a required distribution under the Internal Revenue Code. See “Federal Tax Status.”
a.    Selecting a Variable Annuity
Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 ½, separated from service, or is totally disabled. See “Federal Tax Status” for a discussion of required distributions and the federal income tax consequences of distributions.
At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see “Forms of Variable Annuities”). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.
b.    Forms of Variable Annuities
Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant’s spouse or (ii) on the Plan Participant’s Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant’s beneficiary (or contingent annuitant, if applicable).
An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.

Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period – a Variable Annuity which provides monthly payments during the Plan Participant’s lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called “installment refund period”) consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.
Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant’s lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.
Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years – a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
Joint and Two-Thirds Survivor Variable Life Annuity – a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.
Variable Life Annuity with One-Half Survivorship – a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.
Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.
Other Options – Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

c.    Basis of Annuity Conversion Rates
Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.
Title VII applies only to employers with 15 or more employees. However, certain state Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.
The Contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant’s pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.
For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the “1983 Table a for Individual Annuity Valuation” projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.
The Contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the Contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.
The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.
d.    Determining the Amount of the First Variable Annuity Payment
The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

e.    Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments
The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the mutual fund underlying the LargeCap Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the LargeCap Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.
Each Annuity Change Factor for the LargeCap Value Division for a calendar month is the quotient of 1) divided by 2), below:
            1)    The number which results from dividing (a) the Contract’s Unit Value for the LargeCap Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract’s Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.
            2)    An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.
f.    Hypothetical Example of Calculation of Variable Annuity Payments
Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the LargeCap Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the LargeCap Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).
2.    Flexible Income Option
Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Aggregate Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant’s spouse. If the Notification does not specify from which Investment Accounts the, flexible income payments are to be made, flexible income payments will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Flexible income payments will end, however, on the date no amounts remain in such Investment Accounts or the date such Investment Accounts are paid or applied in full as described below. Flexible income payments will be subject to the following:
a.    The life expectancy of the Plan Participant and the Plan Participant’s spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.
b.    Flexible income payments may begin any time after the Flexible Income Option is requested. Flexible income payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit’s Annuity Commencement Date.

c.    Flexible income payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.
d.    If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this prospectus.
e.    Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.
An Owner of Benefits may request a flexible income payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested flexible income payment would reduce the total value of such Investment Accounts to a total balance of less than $1,750 then such request will be a deemed request for the total of such Investment Accounts.
The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company’s receipt of the Notification or the first Valuation Date of such subsequent month as requested.
If the Owner of Benefits chooses the Flexible Income Option, an additional charge of $25.00 will be deducted annually on a pro rata basis from the Investment Accounts which correlate to the Plan Participant.
C.    Payment on Death of Plan Participant
    1.    Prior to Annuity Purchase Date
If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.
A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this Contract may accept all or part of the amount available under a Companion Contract to establish Investment Account or Accounts for a beneficiary under this Contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.

An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary’s life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary’s Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary’s Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this Contract. The beneficiary will receive a written description of the options available.
    2.    Subsequent to Annuity Purchase Date
Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.
D.    Withdrawals and Transfers
    1.    Cash Withdrawals
The Contract is designed for and intended to be used for retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the Contracts (except those used for Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59½, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for 457 Plans, unforeseen emergencies). Withdrawals before age 59 ½ may involve an income tax penalty. See “Federal Tax Status.”
The procedure with respect to cash withdrawals is as follows:
a.    The Plan must allow for such withdrawal.
b.    The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.
c.    If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.
d.    If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.
Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Investment Account divided by the Unit Value for the Division of Separate Account in which the Investment Account is invested for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above.
(Special Note: Under the Texas Education Code, Plan Participants under Contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see “Federal Tax Status” for a description of further withdrawal restrictions.)

    2.    Transfers Between Divisions
Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.
A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from the Investment Account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to the Investment Account divided by the Unit Value of the Division of the Separate Account in which the Investment Account is invested for the Valuation Period in which the transfer is effective.
    3.    Transfers to the Contract
If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.
    4.    Transfers to a Companion Contract
If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this Contract to the Companion Contract will not be permitted if this Contract has accepted, within the six-month period preceding the proposed transfer from this Contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in “Transfers Between Divisions.”
    5.    Special Situation Involving Alternate Funding Agents
The Contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the recordkeeping expense.

    6.    Postponement of Cash Withdrawal or Transfer
Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem underlying mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities Exchange Commission as a result of which (i) disposal by the underlying mutual fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the underlying mutual fund to fairly determine the value of its net assets; or (c) the Securities and Exchange Commission so permits by order for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.
    7.    Loans
The Company will not make available a loan option for the Contract.
E.    Other Contractual Provisions
    1.    Contribution Limits
The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under “Federal Tax Status.” Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days’ notice.
    2.    Assignment
No benefits in the course of payment under a Contract used to fund a TDA Plan, 401(a) Plan, governmental 457(b) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such Contracts shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for Contracts used for tax exempt 457(b) Plans, 457(f) Plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder’s general creditors.
Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.
    3.    Cessation of Contributions
A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days’ notice to the Contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.
    4.    Changes in the Contract
The terms of a Contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.

The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to the Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factors, the Annuity Purchase Rates and the Annuity Change Factors; the guaranteed annuity conversion rates; the Recordkeeping Expense; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.
However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the recordkeeping expense will not take effect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take effect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.
Furthermore, the Company may, on 60-days’ notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.
STATEMENT OF VALUES
The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.
SERVICES AVAILABLE BY TELEPHONE
Telephone Transactions. The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-547-7754. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after the close of the New York Stock Exchange or on a day when the Company is not open for business will be effective the next business day. Plan Participants may obtain daily account information, investment information and counselor assistance by calling the toll free number.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller’s name, daytime telephone number, social security number and/ or birthdate and sending a written confirmation of the transaction to the Owner of Benefits’ address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.
DISTRIBUTION OF THE CONTRACT
The Contract is no longer offered.

PERFORMANCE CALCULATION
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to July 15, 1992. Certain of the underlying funds were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares and do not included the effects of the subsequent class’ annual fees and expenses. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.
In addition, from time to time, the Separate Account may advertise its “yield” for the Bond & Mortgage Securities Division and Government High Quality Bond Division for these Contracts. The “yield” of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.
FEDERAL TAX STATUS
It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see “Principal Life Insurance Company Separate Account B”.)
A.    Taxes Payable by Owners of Benefits and Annuitants
The Contract offered in connection with this prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law or deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the Contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the taxpayer and the type of payments from which taxes are withheld.

Contributions to Contracts used for Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in Contracts used to Fund Creditor - Exempt Non-Qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the Contract as retirement benefits.
1.    Tax-Deferred Annuity Plans – (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)
Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2021, an individual’s voluntary salary reduction contributions under section 403(b) are generally limited to $19,500; additional catch-up contributions up to $6,500 are permitted for those age 50 and older. Combined employer and salary reduction contributions are generally limited to the lesser of 100% of the participant’s compensation, or $58,000 (plus, if applicable, the $6,500 catch-up contribution). In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.
Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 ½, (2) severance from employment, (3) death, (4) disability, (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon), (6) plan termination, or (7) qualified reservist distribution.
All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with the Code and are subject to 20% income tax withholding if they are eligible rollover distributions. Distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) severance from employment at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions, (9) distribution for certain natural disaster victims or (10) a qualified birth or adoption distribution (not to exceed $5,000).
Required Distributions. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 72 or the calendar year in which the participant retires (“Required Beginning Date”) and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 72.
Upon the death of the Plan Participant the required minimum distribution options available to the beneficiary will depend upon their status at the time of death. An eligible designated beneficiary must direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Plan Participant’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Plan Participant’s spouse, (2) no more than ten (10) years younger than the Plan Participant, (3) the Plan Participant’s minor child who has not reached majority, (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary of the Contract, the surviving spouse may have additional distribution options.

A non-eligible individual designated beneficiary must distribute the entire balance of the Contract by December 31 of the year in which occurs the tenth anniversary of Plan Participant’s death. An eligible designated beneficiary who is Plan Participant’s minor child ceases to retain the status upon reaching majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
If the Plan Participant had not reached his or her Required Beginning Date and there is no designated beneficiary or Plan Participant’s beneficiary is not an individual, the entire balance of the Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Plan Participant’s death. If the Plan Participant had attained his or her Required Beginning Date prior to death, distributions must continue at least as rapidly as under the method in effect at the date of death. A penalty tax of 50% will be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) and eligible retirement plans. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
    2.    457 Plans
Contributions. Under section 457 of the Code, there are three types of 457 plans: tax exempt 457(b), governmental 457(b) and 457(f) plans, Tax exempt 457(b) plans and 457(f) plans may only be established for a select group of management or highly compensated employees and/or independent contractors.
These plans allow individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. For 2021, participants in a tax exempt 457(b) or a governmental 457(b) may defer both employee and employer contributions up to the 402(g) limit, $19,500. Catch up contributions of $6,500 are also allowed for governmental 457(b) plan participants age 50 and older. Special catch-up contributions rules may also apply to tax exempt 457(b) plans. The amounts which are deferred may be used by the employer to purchase the Contract. The amounts in a tax exempt 457(b) plan and a 457(f) plan are owned by the employer and are subject to the claims of the employer’s creditors. The amounts which are deferred for a governmental 457(b) plan are held for the exclusive benefit of the participants and beneficiaries.
Taxation of Distributions. For a governmental 457(b) plan, the amounts are taxable to the participant in the year they are distributed. For a tax exempt 457(b), the amounts are taxable to the participant in the year they are paid or otherwise made available. Amounts otherwise made available may be deferred in certain circumstances. For a 457(f) plan, amounts are taxable to the participant at the time there is no substantial risk of forfeiture.
Distributions Before Severance from Employment. Distributions for tax exempt 457(b) plans and governmental 457(b) plans are not permitted until severance from employment except for unforeseeable emergencies, certain de minimis withdrawals and the calendar year in which participant reaches age 72. Distributions from 457(f) plans may be allowed at certain times as allowed by a plan document.
Required Distributions. The minimum distribution requirements for tax exempt 457(b) plans and governmental 457(b) plans are generally the same as for those for qualified plans and section 403(b) plans. There are no minimum distribution requirements for 457(f) plans.
Tax Free Transfers and Rollovers. Federal income tax law permits rollovers from governmental 457(b) plans to another eligible retirement plan or IRA. Federal tax law does not permit rollovers from tax exempt 457(b) plans or 457(f) plans to any other retirement plan or IRA. Federal tax law does permit the transfer from one tax exempt 457(b) plan to another.

    3.    401(a) Plans
Contributions. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2021, an individual’s voluntary salary reduction contributions for a 401(k) plan are generally limited to $19,500. In addition, individuals age 50 and older may make a “catch-up” contribution of up to $6,500.
For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 100% of includible compensation or $58,000 (plus, if applicable, the $6,500 catch-up contribution).
Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employee elective salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59½, (2) severance from employment, (3) death, (4) disability, (5) plan termination, or (6) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans. Please consult with the terms of your plan to determine the applicable distribution restrictions.
To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with the Code. Distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) severance from employment at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions, (9) distribution for certain natural disaster victims or (10) a qualified birth or adoption distribution (not to exceed $5,000).
Required Distributions. Distributions must commence no later than April 1st of the calendar year following the later of the calendar year in which the participant reaches age 72 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). For 5% or greater owners distributions must commence by April 1 of the year following attaining age 72. Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year. Please consult with the terms of your plan to determine the applicable distribution requirements for your plan.
Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to an IRA or other eligible retirement plan. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
    4.    Creditor-Exempt Non-Qualified Plans
Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract.
The Trustee is the Contractholder and is considered the nominal owner of the Contract. Each Plan Participant as a Trust beneficiary is an Owner of Benefits under the Contract and is treated as the owner for income tax purposes.

Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant’s Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.
Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant’s gross income as additional compensation and, if such payments coupled with the Plan Participant’s other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.
Taxation of Distributions. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the Contract allocated to post-August 13, 1982 Contributions under a preexisting Contract are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting Contract are taxed only after the Plan Participant has received all of the “investment in the contract” (Contributions less any amounts previously received and excluded from gross income).
In the case of a complete redemption of an Investment Account under the Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant’s investment in the contract.
If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any calendar year after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Plan Participant’s investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they may be entitled to a deduction of the unrecovered amount on their final tax return.
In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59½ under the Contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal periodic payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.
Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the Contract must be fully distributed within five years or, if distributions to a designated beneficiary under the Contract commence within one year of the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death.
Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.

    5.    General Creditor Non-Qualified Plans
Contributions. Private taxable employers may establish informally financed, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.
Informally financed General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The Contract used to informally finance the employer’s obligation is owned by the employer and is subject to the claims of the employer’s creditors. The Plan Participant has no present right or vested interest in the Contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder is not a natural person, the Contract does not receive tax-deferred treatment afforded other Contractholders under the Code.
Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee’s gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when made taxable to the individual.
B.    Fund Diversification
Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.
The investment opportunities of the mutual fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
GENERAL INFORMATION
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, this Contract is not an appropriate investment. The Company does not accommodate market timing.
The Company considers frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by;
•forcing the mutual fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the mutual fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to;
•increased broker-dealer commissions; and
•increased recordkeeping and related costs.
If the Company is not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
The Company has adopted policies and procedures to help it identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While the Company’s policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that the Company will identify and prevent abusive trading in all instances. When the Company does identify abusive trading, the Company will apply its policies and procedures in a fair and uniform manner.

If the Company, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, the Company will take action that may include, but is not limited to:
•Rejecting transfer instructions from a contractholder or other person authorized by the contractholder to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a Contract year to no more than 12;
•Prohibiting requests to transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/ redemption); and
•Taking such other action as directed by the underlying mutual fund.
The Company will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, the Company will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. The Company will give you notice in writing in this instance.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Legal Proceedings
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in the Separate Account. In the future, we may designate additional group or individual variable annuity contracts as participating in the Separate Account.

Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.
Financial Statements
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.
Customer Inquiries
Your questions should be directed to Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-2080, (800) 852-4450.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio – Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Diversified Balanced Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature dated on or after 08/16/2013) (beginning June 6, 2020, available to all investors regardless of application date)
Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks to generate a total return.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

Registration Statement
This prospectus (Part A of the registration statement) omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contracting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the SAI and Part C of the registration statement) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Contract are available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Contract is 33-44670.

Customer Inquiries
Your questions should be directed to: Principal Premier Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.
TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITING COMMISSIONS	3
CALCULATION OF PERFORMANCE DATA	3
FINANCIAL STATEMENTS	A-1
APPENDIX A - Principal Life Insurance Company Separate Account B	A-1
APPENDIX B - Principal Life Insurance Company	B-1

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Core Plus Bond
2020	$3.260	$3.556	9.09%	759
2019	2.981	3.260	9.35	646
2018	3.037	2.981	-1.84	632
2017	2.910	3.037	4.36	785
2016	2.807	2.910	3.67	680
2015	2.833	2.807	-0.92	666
2014	2.703	2.833	4.81	942
2013	2.738	2.703	-1.28	1,003
2012	2.557	2.738	7.08	1,210
2011	2.398	2.557	6.63	1,075
Diversified Balanced
2020	12.061	13.567	12.49	147
2019	10.227	12.061	17.93	187
2018	10.604	10.227	-3.55	162
2017(1)	10.000	10.604	6.04	195
Diversified International
2020	4.091	4.732	15.67	551
2019	3.348	4.091	22.18	638
2018	4.077	3.348	-17.88	650
2017	3.173	4.077	28.50	776
2016	3.174	3.173	-0.03	773
2015	3.199	3.174	-0.78	787
2014	3.319	3.199	-3.62	942
2013	2.815	3.319	17.90	1,072
2012	2.387	2.815	17.94	1,167
2011	2.669	2.387	-10.57	1,233
Equity Income
2020	3.178	3.368	5.99	1,443
2019	2.472	3.178	28.56	1,771
2018	2.614	2.472	-5.42	1,871
2017	2.168	2.614	20.56	65
2016	1.881	2.168	15.26	41
2015	1.966	1.881	-4.32	34
2014	1.751	1.966	12.28	28
2013	1.381	1.751	26.79	40
2012	1.227	1.381	12.55	13
2011	1.169	1.227	4.96	17
Fidelity Government Money Market
2020	1.029	1.028	-0.13	4,912
2019	1.013	1.029	1.55	4,633
2018	1.000	1.013	1.25	4,512
2017	0.998	1.000	0.25	3,807
2016(2)	10.000	0.998	-90.02	3,985

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Government & High Quality Bond
2020	$3.064	$3.139	2.43%	1,026
2019	2.890	3.064	6.02	868
2018	2.876	2.890	0.50	843
2017	2.835	2.876	1.46	1,210
2016	2.797	2.835	1.36	984
2015	2.786	2.797	0.39	854
2014	2.663	2.786	4.62	977
2013	2.702	2.663	-1.44	1,042
2012	2.611	2.702	3.48	1,125
2011	2.468	2.611	5.79	1,140
International Emerging Markets
2020	4.368	5.186	18.73	147
2019	3.730	4.368	17.10	141
2018	4.743	3.730	-21.36	128
2017	3.382	4.743	40.23	149
2016	3.104	3.382	8.96	137
2015	3.616	3.104	-14.16	125
2014	3.773	3.616	-4.16	119
2013	3.989	3.773	-5.41	122
2012	3.316	3.989	20.31	139
2011	4.033	3.316	-17.78	140
LargeCap Growth I
2020	4.130	5.601	35.63	1,193
2019	3.074	4.130	34.35	1,401
2018	2.980	3.074	3.16	205
2017	2.238	2.980	33.14	264
2016	2.219	2.238	0.86	279
2015	2.068	2.219	7.30	282
2014	1.912	2.068	8.16	233
2013	1.410	1.912	35.60	256
2012	1.217	1.410	15.88	201
2011	1.226	1.217	-0.73	198

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap S&P 500 Index
2020	$3.344	$3.932	17.59%	784
2019	2.562	3.344	30.53	746
2018	2.696	2.562	-4.98	744
2017	2.228	2.696	21.00	281
2016	2.005	2.228	11.12	280
2015	1.991	2.005	0.70	238
2014	1.765	1.991	12.80	165
2013	1.342	1.765	31.52	189
2012	1.167	1.342	15.01	113
2011	1.152	1.167	1.30	97
MidCap
2020	17.450	20.563	17.84	368
2019	12.246	17.450	42.50	447
2018	13.159	12.246	-6.94	447
2017	10.528	13.159	24.99	564
2016	9.579	10.528	9.91	593
2015	9.464	9.579	1.22	614
2014	8.412	9.464	12.51	737
2013	6.307	8.412	33.38	836
2012	5.303	6.307	18.94	870
2011	4.917	5.303	7.85	947
Real Estate Securities
2020	7.206	6.930	-3.83	14
2019	5.513	7.206	30.71	55
2018	5.780	5.513	-4.62	47
2017	5.315	5.780	8.74	49
2016	5.043	5.315	5.39	55
2015	4.860	5.043	3.77	55
2014	3.674	4.860	32.28	54
2013	3.545	3.674	3.64	34
2012	3.038	3.545	16.67	32
2011	2.800	3.038	8.50	28
SAM Balanced
2020	2.754	3.051	10.80	174
2019	2.304	2.754	19.52	216
2018	2.437	2.304	-5.44	166
2017	2.124	2.437	14.74	253
2016	1.997	2.124	6.36	222
2015	2.022	1.997	-1.24	209
2014	1.901	2.022	6.37	151
2013(3)	1.736	1.901	9.50	167

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap
2020	$3.196	$3.889	21.67%	173
2019	2.519	3.196	26.86	163
2018	2.839	2.519	-11.28	176
2017	2.526	2.839	12.38	181
2016	2.161	2.526	16.89	219
2015	2.171	2.161	-0.46	253
2014	2.079	2.171	4.43	57
2013	1.412	2.079	47.24	45
2012	1.236	1.412	14.27	26
2011	1.260	1.236	-1.90	27

(1) Commenced operations on May 26, 2017
(2) Commenced operations on April 8, 2016
(3) Commenced operations on April 26, 2013

APPENDIX A
The Contract provides for recordkeeping and other services and fees described below as well as a separate Service Expense Agreement which allows Contractholders to choose, in their sole discretion, a customized Plan-level service package and charges.
A.    Recordkeeping Expense
    The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the Contract at the end of the quarter.

Plan Participants	Annual Expense (Benefit Report Sent to the Contractholder)
1 - 25	$2,250
26 - 49	$34 per Plan Participant + $1,366
50 - 99	$31 per Plan Participant + $1,516
100 - 299	$28 per Plan Participant + $1,816
300 - 499	$23 per Plan Participant + $3,316
500 - 999	$19 per Plan Participant + $5,316
1,000 - 2,499	$14 per Plan Participant + $10,316
2,500 - 4,999	$12 per Plan Participant + $15,316
5,000 and over	$10 per Plan Participant + $25,316

Example:    Assume 600 Plan Participants with Benefit Reports sent to the Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 = $16,716] ÷ 4 = $4,179. This would be $6.96 per Plan Participant, per quarter

The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants’ homes.

If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.

If the Company performs more (or less) than one 401(k) & 401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).

The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company’s standard format by modem.

A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number (1-800-547-7754).

The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a contract will be determined at the point in scale reached under the 401(k) plan.

If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.

If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.

If the Company provides recordkeeping services for Plan assets not allocated to the Contract or an Associated or Companion Contract (“Outside Assets”), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

Number of Plan Participants With Outside Accounts During the Quarter	Outside Asset Annual Recordkeeping Expense
1 - 25	$1,000 minimum
26 - 49	$15.30 per member + $614.70
50 - 99	$13.95 per member + $682.20
100 - 299	$12.60 per member+ $817.20
300 - 499	$10.35 per member + $1,492.20
500 - 999	$8.55 per member+ $2,392.20
1,000 - 2,499	$6.30 per member + $4,642.20
2,500 - 4,999	$5.40 per member + $6,892.20
5,000 and over	$4.50 per member + $11,392.20

The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

The Contractholder may elect to have the recordkeeping expense attributable to investments in this Contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.

B.    Location Fee

    Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.

C.    Flexible Income Option Charge

    An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.

D.    Documentation Expense

    The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $300 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $1000 for the initial Plan or for any restatement thereof, $500 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a Minimum $100 charge will be made for summary plan description booklets requested by the Contractholder, if any.

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PREMIER VARIABLE

(A Group Variable Annuity Contract for

Employer-Sponsored Qualified and Non-Qualified Retirement Plans)

Statement of Additional Information

dated May 1, 2021

This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable – Group Variable Annuity Contracts (the “Contract” or the “Contracts”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2021.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, Iowa 50392-2080
Telephone: 1-800-633-1373

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITING COMMISSIONS	3
CALCULATION OF PERFORMANCE DATA	3
FINANCIAL STATEMENTS	A-1
APPENDIX A - Principal Life Insurance Company Separate Account B	A-1
APPENDIX B - Principal Life Insurance Company	B-1

2

GENERAL INFORMATION AND HISTORY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
UNDERWRITING COMMISSIONS
Aggregate dollar amount of underwriting commissions paid to and retained by Principal Securities, Inc. ("PSI") for the Separate Account B Premier Variable Annuity contracts:

Year	Paid To	Retained by
2020	$4,758.32	—
2019	$0	—
2018	$0	—
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to July 15, 1992. Some of the underlying mutual funds were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the underlying mutual funds in which such Division invests was first offered. The hypothetical performance from the date of inception of the mutual fund’s in which the Division invests is derived by reducing the actual performance of the underlying mutual fund’s by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2020, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were -0.41% and -0.41%, respectively.
3

From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.

Assuming the Contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2020 are:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Core Plus Bond	12/18/1987	9.09%	4.84%	4.02%
Diversified Balanced	05/26/2017	12.48%			8.84%
Diversified International	05/02/1994	15.68%	8.31%	5.89%
Equity Income	04/28/1998	5.99%	12.36%	11.17%
Fidelity Government Money Market	04/01/1982	-0.10%	0.53%	0.09%
Government & High Quality Bond	05/06/1993	2.44%	2.33%	2.43%
International Emerging Markets	10/24/2000	18.73%	10.81%	2.55%
LargeCap Growth I	06/01/1994	35.63%	20.34%	16.41%
LargeCap S&P 500 Index	05/03/1999	17.58%	14.42%	13.06%
MidCap	12/18/1987	17.84%	16.51%	15.38%
Real Estate Securities	05/01/1998	-3.83%	6.56%	9.48%
SAM Balanced	06/03/1997	10.81%	8.85%	7.82%
SmallCap	05/01/1998	21.69%	12.47%	11.93%

4

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 1, 2021

Appendix:

Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Global Opportunity Portfolio Class III Division (1)
American Century VP Capital Appreciation Class I Division
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock 60/40 Target Allocation Class III Division
BlackRock Advantage U.S. Total Market Class III Division
BlackRock Global Allocation Class III Division
BNY Mellon IP MidCap Stock Service Shares Division
BNY Mellon IP Technology Growth Service Shares Division
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Portfolio Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division
Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division
Diversified Balanced Class 1 Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Balanced Volatility Control Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Growth Volatility Control Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division
DWS Alternative Asset Allocation Class B Division
DWS Equity 500 Index Class B2 Division
DWS Small Mid Cap Value Class B Division	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Equity Income Class 1 Division
Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division
Fidelity VIP Growth Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division
Franklin Global Real Estate VIP Class 2 Division
Franklin Income VIP Class 4 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Health Care Series I Division
Invesco Health Care Series II Division
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Oppenheimer Main Street Small Cap Series II Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Invesco Value Opportunities Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
MFS International Intrinsic Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity Class I Division
Neuberger Berman AMT Sustainable Equity Class S Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy Class M Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division

PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division
Short-Term Income Class 1 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
VanEck Global Hard Assets Class S Division
EQ Convertible Securities Class IB Division
EQ GAMCO Small Company Value Class IB Division
EQ Micro Cap Class IB Division
EQ SmartBeta Equity Class IB Division
EQ Socially Responsible Class IB Division
Fidelity VIP Freedom 2020 Service Class 2 Division
Fidelity VIP Freedom 2030 Service Class 2 Division
Fidelity VIP Freedom 2040 Service Class 2 Division
Fidelity VIP Freedom 2050 Service Class 2 Division
Franklin U.S. Government Fund Class 2 Division
Janus Henderson Global Technology and Innovation Service Shares Division (2)	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 7, 2019 (commencement of operations) through December 31, 2019
Invesco Oppenheimer Discovery Mid Cap Growth Series I Division	For the period from April 30, 2020 (commencement of operations) through December 31, 2020

MidCap Class 2 Division	For the period from June 8, 2020 (commencement of operations) through December 31, 2020
(1)Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(2)Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$5,354,127	$4,034,059	$746,528	$1,923,603
Total assets	5,354,127	4,034,059	746,528	1,923,603
Total liabilities	—	—	—	—
Net assets	$5,354,127	$4,034,059	$746,528	$1,923,603

Net assets
Applicable to accumulation units	$5,354,127	$4,034,059	$746,528	$1,923,603
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,354,127	$4,034,059	$746,528	$1,923,603

Investments in shares of mutual funds, at cost	$3,249,641	$4,337,019	$677,886	$1,367,444

Shares of mutual funds owned	186,166	231,976	50,957	99,824

Accumulation units outstanding	76,980	255,696	55,465	82,588
Annuitized units outstanding	—	—	—	—
Total units outstanding	76,980	255,696	55,465	82,588

Statements of Operations
Year ended December 31, 2020
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$39,765	$77,620	$—

Expenses:
Mortality and expense risks	56,544	46,392	4,251	20,966
Administrative charges	6,786	5,439	919	2,516
Separate account rider charges	332	3,098	—	—
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	543,884	(286,663)	(591)	57,548
Capital gains distributions	299,909	182,020	10,987	188,397
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945

Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525

Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988

Net increase (decrease) in net assets resulting from operations	$1,989,263	$(66,091)	$76,247	$584,988

(1) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$10,099,066	$34,239,493	$7,961,152	$4,749,455
Total assets	10,099,066	34,239,493	7,961,152	4,749,455
Total liabilities	—	—	—	—
Net assets	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Net assets
Applicable to accumulation units	$10,099,066	$34,239,493	$7,961,152	$4,749,455
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Investments in shares of mutual funds, at cost	$8,601,453	$31,751,516	$7,571,749	$3,123,220

Shares of mutual funds owned	982,399	3,087,420	387,027	172,833

Accumulation units outstanding	366,965	2,369,843	297,808	109,716
Annuitized units outstanding	—	—	—	—
Total units outstanding	366,965	2,369,843	297,808	109,716

Statements of Operations
Year ended December 31, 2020
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$178,545	$420,213	$124,805	$—

Expenses:
Mortality and expense risks	104,417	387,699	94,310	49,515
Administrative charges	3,328	46,706	10,765	1,981
Separate account rider charges	—	170	4,157	—
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	340,659	(94,748)	(58,688)	449,576
Capital gains distributions	463,500	—	—	358,158
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734

Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013

Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251

Net increase (decrease) in net assets resulting from operations	$933,631	$2,286,175	$(110,267)	$1,601,251

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$28,314,877	$13,252,130	$2,678,926	$10,078,486
Total assets	28,314,877	13,252,130	2,678,926	10,078,486
Total liabilities	—	—	—	—
Net assets	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Net assets
Applicable to accumulation units	$28,314,877	$13,252,130	$2,678,926	$10,078,486
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Investments in shares of mutual funds, at cost	$17,492,209	$8,877,600	$2,330,366	$8,904,104

Shares of mutual funds owned	1,058,500	1,184,283	102,210	386,742

Accumulation units outstanding	566,283	509,027	177,881	768,977
Annuitized units outstanding	—	—	—	—
Total units outstanding	566,283	509,027	177,881	768,977

Statements of Operations
Year ended December 31, 2020
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$—	$261,119	$41,139	$130,074

Expenses:
Mortality and expense risks	331,687	144,375	31,506	61,046
Administrative charges	39,807	6,918	3,515	12,733
Separate account rider charges	3,902	—	5,555	—
Net investment income (loss)	(375,396)	109,826	563	56,295

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,937,155	694,456	9,255	(1,737)
Capital gains distributions	2,654,827	303,136	11,616	39,943
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206

Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657

Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158

Net increase (decrease) in net assets resulting from operations	$10,277,561	$(72,986)	$236,337	$956,158

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$3,562,772	$8,605,824	$1,930,181	$2,381,994
Total assets	3,562,772	8,605,824	1,930,181	2,381,994
Total liabilities	—	—	—	—
Net assets	$3,562,772	$8,605,824	$1,930,181	$2,381,994

Net assets
Applicable to accumulation units	$3,562,772	$8,605,824	$1,930,181	$2,381,994
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,562,772	$8,605,824	$1,930,181	$2,381,994

Investments in shares of mutual funds, at cost	$3,360,415	$7,945,344	$1,422,128	$1,851,250

Shares of mutual funds owned	251,786	612,079	61,159	75,213

Accumulation units outstanding	240,562	684,293	115,624	155,897
Annuitized units outstanding	—	—	—	—
Total units outstanding	240,562	684,293	115,624	155,897

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$54,877	$116,036	$2,537	$1,936

Expenses:
Mortality and expense risks	38,613	50,346	19,228	11,449
Administrative charges	4,026	10,325	1,816	2,417
Separate account rider charges	4,889	—	849	—
Net investment income (loss)	7,349	55,365	(19,356)	(11,930)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(126,067)	(189,601)	39,750	(4,885)
Capital gains distributions	36,886	82,982	94,702	93,554
Total realized gains (losses) on investments	(89,181)	(106,619)	134,452	88,669

Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	309,690	401,380

Net gains (losses) on investments	195,393	587,042	424,786	478,119

Net increase (decrease) in net assets resulting from operations	$195,393	$587,042	$424,786	$478,119

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,308,880	$4,548,547	$3,934,101	$287,017
Total assets	1,308,880	4,548,547	3,934,101	287,017
Total liabilities	—	—	—	—
Net assets	$1,308,880	$4,548,547	$3,934,101	$287,017

Net assets
Applicable to accumulation units	$1,308,880	$4,548,547	$3,934,101	$287,017
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,308,880	$4,548,547	$3,934,101	$287,017

Investments in shares of mutual funds, at cost	$1,357,562	$4,343,960	$3,136,710	$273,106

Shares of mutual funds owned	136,200	338,182	229,930	26,116

Accumulation units outstanding	105,566	377,179	241,002	25,767
Annuitized units outstanding	—	—	—	—
Total units outstanding	105,566	377,179	241,002	25,767

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$102,481	$40,912	$23,012	$3,091

Expenses:
Mortality and expense risks	14,442	21,137	21,099	1,922
Administrative charges	578	4,388	4,371	380
Separate account rider charges	—	—	—	—
Net investment income (loss)	87,461	15,387	(2,458)	789

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(20,913)	(21,676)	108,534	(2,481)
Capital gains distributions	—	106,540	143,092	2,105
Total realized gains (losses) on investments	(20,913)	84,864	251,626	(376)

Change in net unrealized appreciation (depreciation)
of investments	745	110,394	656,187	5,663

Net gains (losses) on investments	67,293	210,645	905,355	6,076

Net increase (decrease) in net assets resulting from operations	$67,293	$210,645	$905,355	$6,076

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Assets
Investments in shares of mutual funds, at fair value	$2,113,167	$3,683,827	$1,574,772	$1,853,602
Total assets	2,113,167	3,683,827	1,574,772	1,853,602
Total liabilities	—	—	—	—
Net assets	$2,113,167	$3,683,827	$1,574,772	$1,853,602

Net assets
Applicable to accumulation units	$2,113,167	$3,683,827	$1,574,772	$1,853,602
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,113,167	$3,683,827	$1,574,772	$1,853,602

Investments in shares of mutual funds, at cost	$1,626,132	$2,826,610	$1,364,898	$1,841,799

Shares of mutual funds owned	67,621	118,680	115,368	105,920

Accumulation units outstanding	136,917	266,160	119,284	124,386
Annuitized units outstanding	—	—	—	—
Total units outstanding	136,917	266,160	119,284	124,386

Statements of Operations
Year ended December 31, 2020
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Net investment income (loss)
Investment income:
Dividends	$1,262	$965	$20,562	$24,280

Expenses:
Mortality and expense risks	21,310	18,982	8,036	8,665
Administrative charges	2,089	3,920	1,661	1,748
Separate account rider charges	463	—	304	—
Net investment income (loss)	(22,600)	(21,937)	10,561	13,867

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	35,448	(3,731)	25,771	(57,011)
Capital gains distributions	18,618	27,015	2,365	155,810
Total realized gains (losses) on investments	54,066	23,284	28,136	98,799

Change in net unrealized appreciation (depreciation)
of investments	329,663	649,385	151,377	113,119

Net gains (losses) on investments	361,129	650,732	190,074	225,785

Net increase (decrease) in net assets resulting from operations	$361,129	$650,732	$190,074	$225,785

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$2,355,927	$664,143	$12,757,700	$2,092,599
Total assets	2,355,927	664,143	12,757,700	2,092,599
Total liabilities	—	—	—	—
Net assets	$2,355,927	$664,143	$12,757,700	$2,092,599

Net assets
Applicable to accumulation units	$2,355,927	$664,143	$12,757,700	$2,092,599
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,355,927	$664,143	$12,757,700	$2,092,599

Investments in shares of mutual funds, at cost	$2,091,942	$600,951	$7,994,579	$1,851,775

Shares of mutual funds owned	144,624	33,475	375,779	22,357

Accumulation units outstanding	178,003	57,345	187,570	190,066
Annuitized units outstanding	—	—	—	—
Total units outstanding	178,003	57,345	187,570	190,066

Statements of Operations
Year ended December 31, 2020
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$26,942	$2,635	$6,861	$56,506

Expenses:
Mortality and expense risks	19,701	4,106	128,641	9,511
Administrative charges	2,941	783	15,439	2,274
Separate account rider charges	1,515	—	5,311	—
Net investment income (loss)	2,785	(2,254)	(142,530)	44,721

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	17,553	(34,631)	1,026,629	(34,595)
Capital gains distributions	128,810	—	1,097,936	—
Total realized gains (losses) on investments	146,363	(34,631)	2,124,565	(34,595)

Change in net unrealized appreciation (depreciation)
of investments	174,354	92,186	3,469,118	194,705

Net gains (losses) on investments	323,502	55,301	5,451,153	204,831

Net increase (decrease) in net assets resulting from operations	$323,502	$55,301	$5,451,153	$204,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Assets
Investments in shares of mutual funds, at fair value	$3,584,487	$3,974,448	$6,061,649	$3,566,369
Total assets	3,584,487	3,974,448	6,061,649	3,566,369
Total liabilities	—	—	—	—
Net assets	$3,584,487	$3,974,448	$6,061,649	$3,566,369

Net assets
Applicable to accumulation units	$3,584,487	$3,974,448	$6,061,649	$3,566,369
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,584,487	$3,974,448	$6,061,649	$3,566,369

Investments in shares of mutual funds, at cost	$3,558,620	$3,379,651	$5,313,549	$2,942,555

Shares of mutual funds owned	62,699	44,377	50,092	103,493

Accumulation units outstanding	310,448	296,984	461,991	199,246
Annuitized units outstanding	—	—	—	—
Total units outstanding	310,448	296,984	461,991	199,246

Statements of Operations
Year ended December 31, 2020
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net investment income (loss)
Investment income:
Dividends	$73,343	$33,571	$61,991	$—

Expenses:
Mortality and expense risks	14,411	19,986	34,526	15,769
Administrative charges	3,474	4,274	6,948	3,462
Separate account rider charges	—	—	—	—
Net investment income (loss)	55,458	9,311	20,517	(19,231)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,749	(124,303)	(110,689)	3,098
Capital gains distributions	—	187,744	181,924	247,000
Total realized gains (losses) on investments	18,749	63,441	71,235	250,098

Change in net unrealized appreciation (depreciation)
of investments	32,384	631,363	713,572	668,132

Net gains (losses) on investments	106,591	704,115	805,324	898,999

Net increase (decrease) in net assets resulting from operations	$106,591	$704,115	$805,324	$898,999

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$3,665,703	$1,277,491	$122,021,480	$1,198,166
Total assets	3,665,703	1,277,491	122,021,480	1,198,166
Total liabilities	—	—	—	—
Net assets	$3,665,703	$1,277,491	$122,021,480	$1,198,166

Net assets
Applicable to accumulation units	$3,665,703	$1,277,491	$122,021,480	$1,198,166
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,665,703	$1,277,491	$122,021,480	$1,198,166

Investments in shares of mutual funds, at cost	$3,624,363	$1,181,433	$113,822,031	$1,181,546

Shares of mutual funds owned	366,204	79,545	10,042,920	119,816

Accumulation units outstanding	331,229	111,575	5,323,369	113,076
Annuitized units outstanding	—	—	—	—
Total units outstanding	331,229	111,575	5,323,369	113,076

Statements of Operations
Year ended December 31, 2020
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net investment income (loss)
Investment income:
Dividends	$34,656	$3,314	$4,213,070	$10,904

Expenses:
Mortality and expense risks	14,242	7,272	1,411,527	7,322
Administrative charges	2,162	1,428	117,145	926
Separate account rider charges	97	—	25,046	87
Net investment income (loss)	18,155	(5,386)	2,659,352	2,569

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,045	(81,202)	1,391,012	2,970
Capital gains distributions	—	42,569	—	—
Total realized gains (losses) on investments	3,045	(38,633)	1,391,012	2,970

Change in net unrealized appreciation (depreciation)
of investments	31,540	165,981	4,884,040	14,984

Net gains (losses) on investments	52,740	121,962	8,934,404	20,523

Net increase (decrease) in net assets resulting from operations	$52,740	$121,962	$8,934,404	$20,523

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,264,323	$23,344,438	$979,709,272	$185,111,899
Total assets	2,264,323	23,344,438	979,709,272	185,111,899
Total liabilities	—	—	—	—
Net assets	$2,264,323	$23,344,438	$979,709,272	$185,111,899

Net assets
Applicable to accumulation units	$2,264,323	$23,344,438	$979,709,272	$185,111,899
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,264,323	$23,344,438	$979,709,272	$185,111,899

Investments in shares of mutual funds, at cost	$2,404,554	$20,778,159	$785,763,748	$154,951,169

Shares of mutual funds owned	66,637	1,327,897	55,633,689	13,561,311

Accumulation units outstanding	146,639	1,771,177	49,272,855	12,732,693
Annuitized units outstanding	—	—	—	—
Total units outstanding	146,639	1,771,177	49,272,855	12,732,693

Statements of Operations
Year ended December 31, 2020
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$20,265	$531,180	$19,488,241	$3,258,357

Expenses:
Mortality and expense risks	24,412	271,362	11,798,745	2,150,245
Administrative charges	2,653	10,339	1,416,015	259,674
Separate account rider charges	1,527	—	298,230	65,426
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(149,592)	339,106	34,745,478	3,142,667
Capital gains distributions	115,541	788,024	32,600,093	6,555,519
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186

Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915

Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113

Net increase (decrease) in net assets resulting from operations	$(136,005)	$2,499,204	$97,698,696	$17,349,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197
Total assets	184,530,132	3,852,815,540	378,169,396	995,441,197
Total liabilities	—	—	—	—
Net assets	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

Net assets
Applicable to accumulation units	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

Investments in shares of mutual funds, at cost	$165,067,128	$2,903,458,075	$305,492,654	$876,985,351

Shares of mutual funds owned	14,881,462	191,206,726	26,390,049	78,504,826

Accumulation units outstanding	14,823,180	172,151,267	24,557,963	77,836,265
Annuitized units outstanding	—	—	—	—
Total units outstanding	14,823,180	172,151,267	24,557,963	77,836,265

Statements of Operations
Year ended December 31, 2020
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,520,526	$69,979,757	$6,245,076	$13,064,061

Expenses:
Mortality and expense risks	2,007,709	45,227,001	4,297,280	10,574,120
Administrative charges	240,953	5,427,874	522,876	1,269,042
Separate account rider charges	—	777,556	131,859	—
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	755,696	143,182,619	6,631,743	1,943,961
Capital gains distributions	1,966,427	120,848,424	16,167,753	13,740,164
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125

Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944

Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968

Net increase (decrease) in net assets resulting from operations	$12,481,671	$418,746,502	$39,301,253	$71,410,968

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Assets
Investments in shares of mutual funds, at fair value	$323,480,598	$104,698,731	$48,920	$2,860,509
Total assets	323,480,598	104,698,731	48,920	2,860,509
Total liabilities	—	—	—	—
Net assets	$323,480,598	$104,698,731	$48,920	$2,860,509

Net assets
Applicable to accumulation units	$323,480,598	$104,698,731	$48,920	$2,860,509
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$323,480,598	$104,698,731	$48,920	$2,860,509

Investments in shares of mutual funds, at cost	$285,545,073	$75,367,902	$46,043	$2,310,264

Shares of mutual funds owned	21,827,301	5,891,882	3,576	114,512

Accumulation units outstanding	21,807,381	3,407,254	4,666	171,287
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,807,381	3,407,254	4,666	171,287

Statements of Operations
Year ended December 31, 2020
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net investment income (loss)
Investment income:
Dividends	$5,720,398	$2,481,197	$1,056	$31,481

Expenses:
Mortality and expense risks	3,641,156	1,130,220	504	22,456
Administrative charges	436,990	73,123	66	3,697
Separate account rider charges	51,033	3,777	—	—
Net investment income (loss)	1,591,219	1,274,077	486	5,328

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	7,064,222	4,062,681	(131)	14,919
Capital gains distributions	5,078,896	—	—	139,801
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720

Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783

Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831

Net increase (decrease) in net assets resulting from operations	$27,927,594	$13,219,693	$1,915	$405,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Assets
Investments in shares of mutual funds, at fair value	$1,307,186	$180,811	$130,971	$92,943
Total assets	1,307,186	180,811	130,971	92,943
Total liabilities	—	—	—	—
Net assets	$1,307,186	$180,811	$130,971	$92,943

Net assets
Applicable to accumulation units	$1,307,186	$180,811	$130,971	$92,943
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,307,186	$180,811	$130,971	$92,943

Investments in shares of mutual funds, at cost	$1,404,345	$161,753	$115,576	$90,695

Shares of mutual funds owned	109,023	11,575	2,057	6,735

Accumulation units outstanding	106,610	12,006	11,082	5,734
Annuitized units outstanding	—	—	—	—
Total units outstanding	106,610	12,006	11,082	5,734

Statements of Operations
Year ended December 31, 2020
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Net investment income (loss)
Investment income:
Dividends	$14,419	$1,954	$809	$20

Expenses:
Mortality and expense risks	12,991	353	411	117
Administrative charges	1,801	74	103	25
Separate account rider charges	602	—	—	—
Net investment income (loss)	(975)	1,527	295	(122)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(165,416)	308	(77)	(38)
Capital gains distributions	106,112	6,687	2,689	7,644
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606

Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657

Net gains (losses) on investments	(38,298)	27,578	17,363	10,141

Net increase (decrease) in net assets resulting from operations	$(38,298)	$27,578	$17,363	$10,141

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$315,855	$170,305	$215,747,754	$8,453,919
Total assets	315,855	170,305	215,747,754	8,453,919
Total liabilities	—	—	—	—
Net assets	$315,855	$170,305	$215,747,754	$8,453,919

Net assets
Applicable to accumulation units	$315,855	$170,305	$215,581,402	$8,453,919
Applicable to contracts in annuitization period	—	—	166,352	—
Total net assets	$315,855	$170,305	$215,747,754	$8,453,919

Investments in shares of mutual funds, at cost	$291,886	$153,257	$176,298,008	$7,582,229

Shares of mutual funds owned	19,953	10,598	7,559,486	299,148

Accumulation units outstanding	26,449	12,812	10,277,560	614,005
Annuitized units outstanding	—	—	13,225	—
Total units outstanding	26,449	12,812	10,290,785	614,005

Statements of Operations
Year ended December 31, 2020
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,679	$1,107	$4,003,072	$124,511

Expenses:
Mortality and expense risks	1,611	570	2,452,445	55,620
Administrative charges	327	87	209,990	10,787
Separate account rider charges	—	—	10,650	—
Net investment income (loss)	(259)	450	1,329,987	58,104

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,746)	243	12,791,452	14,906
Capital gains distributions	1,509	4,678	5,837,973	208,023
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929

Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192

Net gains (losses) on investments	18,872	21,587	10,187,452	366,225

Net increase (decrease) in net assets resulting from operations	$18,872	$21,587	$10,187,452	$366,225

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$39,478,781	$58,574,783	$27,559,853	$484,125
Total assets	39,478,781	58,574,783	27,559,853	484,125
Total liabilities	—	—	—	—
Net assets	$39,478,781	$58,574,783	$27,559,853	$484,125

Net assets
Applicable to accumulation units	$39,478,781	$58,574,783	$27,559,853	$484,125
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$39,478,781	$58,574,783	$27,559,853	$484,125

Investments in shares of mutual funds, at cost	$25,657,303	$41,437,983	$24,837,486	$431,409

Shares of mutual funds owned	824,364	1,253,473	1,188,950	32,448

Accumulation units outstanding	846,953	1,808,593	1,069,315	39,512
Annuitized units outstanding	—	—	—	—
Total units outstanding	846,953	1,808,593	1,069,315	39,512

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$54,398	$41,698	$409,928	$4,568

Expenses:
Mortality and expense risks	455,329	610,419	316,224	2,041
Administrative charges	18,215	78,418	21,872	510
Separate account rider charges	—	8,109	2,731	—
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,854,924	3,418,045	(197,540)	3,164
Capital gains distributions	191,832	281,931	1,210,722	12,660
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824

Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873

Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714

Net increase (decrease) in net assets resulting from operations	$9,322,864	$13,259,361	$1,186,734	$64,714

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,165,613	$1,398,414	$444,396	$41,879,734
Total assets	1,165,613	1,398,414	444,396	41,879,734
Total liabilities	—	—	—	—
Net assets	$1,165,613	$1,398,414	$444,396	$41,879,734

Net assets
Applicable to accumulation units	$1,165,613	$1,398,414	$444,396	$41,879,734
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,165,613	$1,398,414	$444,396	$41,879,734

Investments in shares of mutual funds, at cost	$1,053,318	$1,173,953	$379,769	$41,879,734

Shares of mutual funds owned	69,672	54,202	19,065	41,879,734

Accumulation units outstanding	92,218	106,731	33,901	9,085,860
Annuitized units outstanding	—	—	—	—
Total units outstanding	92,218	106,731	33,901	9,085,860

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$9,630	$9,171	$2,770	$111,500

Expenses:
Mortality and expense risks	3,738	5,782	1,661	424,816
Administrative charges	935	1,446	416	33,920
Separate account rider charges	—	—	—	14,508
Net investment income (loss)	4,957	1,943	693	(361,744)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,046	721	4,529	—
Capital gains distributions	18,402	39,309	7,357	—
Total realized gains (losses) on investments	22,448	40,030	11,886	—

Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—

Net gains (losses) on investments	135,859	239,983	72,307	(361,744)

Net increase (decrease) in net assets resulting from operations	$135,859	$239,983	$72,307	$(361,744)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$14,427,275	$18,556,377	$15,107,861	$111,365
Total assets	14,427,275	18,556,377	15,107,861	111,365
Total liabilities	—	—	—	—
Net assets	$14,427,275	$18,556,377	$15,107,861	$111,365

Net assets
Applicable to accumulation units	$14,427,275	$18,556,377	$15,107,861	$111,365
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$14,427,275	$18,556,377	$15,107,861	$111,365

Investments in shares of mutual funds, at cost	$14,427,275	$11,373,504	$9,620,347	$98,818

Shares of mutual funds owned	14,427,275	181,179	150,207	2,909

Accumulation units outstanding	1,445,096	489,287	300,707	6,676
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,445,096	489,287	300,707	6,676

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$24,483	$9,791	$5,529	$503

Expenses:
Mortality and expense risks	109,097	197,755	164,578	845
Administrative charges	19,128	7,911	19,752	—
Separate account rider charges	—	—	7,395	—
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	1,481,135	603,990	(98)
Capital gains distributions	—	1,506,782	1,269,583	—
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)

Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555

Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115

Net increase (decrease) in net assets resulting from operations	$(103,742)	$5,655,864	$4,596,458	$16,115

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$27,511,468	$24,168,816	$1,469,160	$1,966,380
Total assets	27,511,468	24,168,816	1,469,160	1,966,380
Total liabilities	—	—	—	—
Net assets	$27,511,468	$24,168,816	$1,469,160	$1,966,380

Net assets
Applicable to accumulation units	$27,511,468	$24,168,816	$1,469,160	$1,966,380
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$27,511,468	$24,168,816	$1,469,160	$1,966,380

Investments in shares of mutual funds, at cost	$23,000,498	$17,662,964	$1,621,096	$1,968,953

Shares of mutual funds owned	737,771	920,717	103,389	127,274

Accumulation units outstanding	1,122,528	1,098,848	132,892	181,862
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,122,528	1,098,848	132,892	181,862

Statements of Operations
Year ended December 31, 2020
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$92,481	$47,883	$42,834	$93,142

Expenses:
Mortality and expense risks	256,732	267,946	11,824	9,889
Administrative charges	34,487	32,683	1,948	2,470
Separate account rider charges	10,670	1,625	13	—
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(914,651)	1,320,493	(19,915)	(36,039)
Capital gains distributions	—	96,524	137,603	1,341
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)

Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)

Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430

Net increase (decrease) in net assets resulting from operations	$3,691,490	$2,902,928	$(93,214)	$15,430

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$4,138,602	$3,501,039	$2,388,545	$11,871,914
Total assets	4,138,602	3,501,039	2,388,545	11,871,914
Total liabilities	—	—	—	—
Net assets	$4,138,602	$3,501,039	$2,388,545	$11,871,914

Net assets
Applicable to accumulation units	$4,138,602	$3,501,039	$2,388,545	$11,871,914
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,138,602	$3,501,039	$2,388,545	$11,871,914

Investments in shares of mutual funds, at cost	$3,587,601	$3,791,812	$2,386,350	$10,891,887

Shares of mutual funds owned	141,636	241,451	197,727	689,026

Accumulation units outstanding	270,325	132,174	228,148	365,516
Annuitized units outstanding	—	—	—	—
Total units outstanding	270,325	132,174	228,148	365,516

Statements of Operations
Year ended December 31, 2020
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$43,076	$48,792	$23,025	$66,113

Expenses:
Mortality and expense risks	25,907	40,365	7,298	128,640
Administrative charges	4,923	4,699	1,823	15,242
Separate account rider charges	—	1,943	—	2,957
Net investment income (loss)	12,246	1,785	13,904	(80,726)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(50,977)	(359,076)	(1,109)	(373,352)
Capital gains distributions	186,394	207,527	—	167,929
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)

Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928

Net gains (losses) on investments	597,376	37,174	14,668	711,779

Net increase (decrease) in net assets resulting from operations	$597,376	$37,174	$14,668	$711,779

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$1,798,221	$165,897	$5,730,201	$673,126
Total assets	1,798,221	165,897	5,730,201	673,126
Total liabilities	—	—	—	—
Net assets	$1,798,221	$165,897	$5,730,201	$673,126

Net assets
Applicable to accumulation units	$1,798,221	$165,897	$5,730,201	$673,126
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,798,221	$165,897	$5,730,201	$673,126

Investments in shares of mutual funds, at cost	$1,621,290	$159,666	$5,225,584	$602,304

Shares of mutual funds owned	103,405	17,555	424,145	50,271

Accumulation units outstanding	138,869	15,399	204,634	52,906
Annuitized units outstanding	—	—	—	—
Total units outstanding	138,869	15,399	204,634	52,906

Statements of Operations
Year ended December 31, 2020
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$6,698	$3,034	$11,107	$—

Expenses:
Mortality and expense risks	11,729	1,088	62,233	4,276
Administrative charges	2,209	256	7,249	850
Separate account rider charges	—	—	1,613	—
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(30,848)	25,456	(264,610)	(17,369)
Capital gains distributions	24,919	—	69,067	8,166
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)

Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204

Net gains (losses) on investments	112,605	34,036	304,753	56,875

Net increase (decrease) in net assets resulting from operations	$112,605	$34,036	$304,753	$56,875

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Assets
Investments in shares of mutual funds, at fair value	$81,573,970	$2,875,797	$187,469	$207,236
Total assets	81,573,970	2,875,797	187,469	207,236
Total liabilities	—	—	—	—
Net assets	$81,573,970	$2,875,797	$187,469	$207,236

Net assets
Applicable to accumulation units	$81,573,970	$2,875,797	$187,469	$207,236
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$81,573,970	$2,875,797	$187,469	$207,236

Investments in shares of mutual funds, at cost	$83,944,371	$3,033,493	$191,559	$200,520

Shares of mutual funds owned	8,298,471	117,812	11,494	14,391

Accumulation units outstanding	7,183,868	267,656	19,672	20,099
Annuitized units outstanding	—	—	—	—
Total units outstanding	7,183,868	267,656	19,672	20,099

Statements of Operations
Year ended December 31, 2020
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net investment income (loss)
Investment income:
Dividends	$2,101,971	$170,990	$7,422	$1,577

Expenses:
Mortality and expense risks	981,806	31,695	1,864	1,493
Administrative charges	73,445	3,949	270	239
Separate account rider charges	12,239	147	—	22
Net investment income (loss)	1,034,481	135,199	5,288	(177)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(894,931)	(58,514)	(1,741)	(2,715)
Capital gains distributions	—	—	1,088	—
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)

Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812

Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920

Net increase (decrease) in net assets resulting from operations	$1,202,404	$(56,356)	$2,386	$9,920

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Assets
Investments in shares of mutual funds, at fair value	$593,639	$43,555,636	$5,525,760	$611,871
Total assets	593,639	43,555,636	5,525,760	611,871
Total liabilities	—	—	—	—
Net assets	$593,639	$43,555,636	$5,525,760	$611,871

Net assets
Applicable to accumulation units	$593,639	$43,555,636	$5,525,760	$611,871
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$593,639	$43,555,636	$5,525,760	$611,871

Investments in shares of mutual funds, at cost	$569,095	$34,298,319	$3,639,187	$627,771

Shares of mutual funds owned	23,180	2,184,335	62,017	59,463

Accumulation units outstanding	56,648	1,246,374	162,453	50,669
Annuitized units outstanding	—	—	—	—
Total units outstanding	56,648	1,246,374	162,453	50,669

Statements of Operations
Year ended December 31, 2020
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net investment income (loss)
Investment income:
Dividends	$8,043	$937,180	$3,340	$46,864

Expenses:
Mortality and expense risks	6,500	472,019	57,759	4,735
Administrative charges	875	42,389	2,311	803
Separate account rider charges	98	3,636	—	—
Net investment income (loss)	570	419,136	(56,730)	41,326

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,639	759,304	385,211	(11,632)
Capital gains distributions	—	—	348,409	31,306
Total realized gains (losses) on investments	8,639	759,304	733,620	19,674

Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	(6,553)

Net gains (losses) on investments	31,648	6,432,155	1,606,354	54,447

Net increase (decrease) in net assets resulting from operations	$31,648	$6,432,155	$1,606,354	$54,447

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$13,636,128	$7,106,038	$5,065,689	$6,663,037
Total assets	13,636,128	7,106,038	5,065,689	6,663,037
Total liabilities	—	—	—	—
Net assets	$13,636,128	$7,106,038	$5,065,689	$6,663,037

Net assets
Applicable to accumulation units	$13,636,128	$7,106,038	$5,065,689	$6,663,037
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$13,636,128	$7,106,038	$5,065,689	$6,663,037

Investments in shares of mutual funds, at cost	$14,067,804	$5,976,742	$4,283,844	$5,526,253

Shares of mutual funds owned	448,115	210,924	159,801	156,704

Accumulation units outstanding	600,295	240,163	332,729	440,007
Annuitized units outstanding	—	—	—	—
Total units outstanding	600,295	240,163	332,729	440,007

Statements of Operations
Year ended December 31, 2020
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$167,096	$19,819	$3,855	$144,879

Expenses:
Mortality and expense risks	156,535	80,022	26,674	78,390
Administrative charges	6,262	3,989	5,317	9,408
Separate account rider charges	—	287	—	2,498
Net investment income (loss)	4,299	(64,479)	(28,136)	54,583

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	464,689	(231,424)	50,377	27,840
Capital gains distributions	2,882,500	150,866	101,287	139,580
Total realized gains (losses) on investments	3,347,189	(80,558)	151,664	167,420

Change in net unrealized appreciation (depreciation)
of investments	(1,836,432)	873,416	438,144	511,790

Net gains (losses) on investments	1,515,056	728,379	561,672	733,793

Net increase (decrease) in net assets resulting from operations	$1,515,056	$728,379	$561,672	$733,793

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Assets
Investments in shares of mutual funds, at fair value	$2,422,406	$1,158,001	$462,487	$6,541,296
Total assets	2,422,406	1,158,001	462,487	6,541,296
Total liabilities	—	—	—	—
Net assets	$2,422,406	$1,158,001	$462,487	$6,541,296

Net assets
Applicable to accumulation units	$2,422,406	$1,158,001	$462,487	$6,541,296
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,422,406	$1,158,001	$462,487	$6,541,296

Investments in shares of mutual funds, at cost	$2,113,101	$799,402	$395,585	$5,594,841

Shares of mutual funds owned	57,842	10,830	17,186	317,231

Accumulation units outstanding	191,188	77,869	23,150	188,409
Annuitized units outstanding	—	—	—	—
Total units outstanding	191,188	77,869	23,150	188,409

Statements of Operations
Year ended December 31, 2020
	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Net investment income (loss)
Investment income:
Dividends	$42,611	$—	$1,468	$19,741

Expenses:
Mortality and expense risks	14,457	9,173	5,046	71,818
Administrative charges	2,803	367	202	7,264
Separate account rider charges	—	—	—	2,660
Net investment income (loss)	25,351	(9,540)	(3,780)	(62,001)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,851)	61,392	3,873	(474,226)
Capital gains distributions	46,447	—	5,854	491,827
Total realized gains (losses) on investments	39,596	61,392	9,727	17,601

Change in net unrealized appreciation (depreciation)
of investments	225,429	358,599	67,223	1,367,033

Net gains (losses) on investments	290,376	410,451	73,170	1,322,633

Net increase (decrease) in net assets resulting from operations	$290,376	$410,451	$73,170	$1,322,633

(1) Commenced operations April 30, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$3,827,381	$3,190,953	$10,153,002	$7,338,273
Total assets	3,827,381	3,190,953	10,153,002	7,338,273
Total liabilities	—	—	—	—
Net assets	$3,827,381	$3,190,953	$10,153,002	$7,338,273

Net assets
Applicable to accumulation units	$3,827,381	$3,190,953	$10,153,002	$7,338,273
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,827,381	$3,190,953	$10,153,002	$7,338,273

Investments in shares of mutual funds, at cost	$2,684,575	$3,050,642	$7,069,940	$7,152,902

Shares of mutual funds owned	104,716	567,786	116,087	524,912

Accumulation units outstanding	159,247	167,493	313,646	624,298
Annuitized units outstanding	—	—	—	—
Total units outstanding	159,247	167,493	313,646	624,298

Statements of Operations
Year ended December 31, 2020
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$11,384	$4,053	$125,031

Expenses:
Mortality and expense risks	40,786	35,374	113,868	45,767
Administrative charges	1,632	4,245	4,555	7,017
Separate account rider charges	—	526	—	1,325
Net investment income (loss)	(42,418)	(28,761)	(114,370)	70,922

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	385,290	(261,788)	799,703	162,797
Capital gains distributions	287,883	129,104	687,895	—
Total realized gains (losses) on investments	673,173	(132,684)	1,487,598	162,797

Change in net unrealized appreciation (depreciation)
of investments	528,700	359,173	141,201	143,581

Net gains (losses) on investments	1,159,455	197,728	1,514,429	377,300

Net increase (decrease) in net assets resulting from operations	$1,159,455	$197,728	$1,514,429	$377,300

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$3,300,343	$197,309,692	$104,573,570	$27,800,021
Total assets	3,300,343	197,309,692	104,573,570	27,800,021
Total liabilities	—	—	—	—
Net assets	$3,300,343	$197,309,692	$104,573,570	$27,800,021

Net assets
Applicable to accumulation units	$3,300,343	$197,309,692	$104,573,570	$27,800,021
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,300,343	$197,309,692	$104,573,570	$27,800,021

Investments in shares of mutual funds, at cost	$2,735,654	$130,937,299	$71,254,895	$24,097,206

Shares of mutual funds owned	160,992	4,071,599	4,766,343	1,284,066

Accumulation units outstanding	189,306	3,166,156	4,148,052	1,865,318
Annuitized units outstanding	—	—	—	—
Total units outstanding	189,306	3,166,156	4,148,052	1,865,318

Statements of Operations
Year ended December 31, 2020
	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$35	$44,071	$1,700,597	$356,648

Expenses:
Mortality and expense risks	9,479	2,083,904	1,136,632	137,117
Administrative charges	2,219	123,430	87,638	29,530
Separate account rider charges	—	10,059	16,935	—
Net investment income (loss)	(11,663)	(2,173,322)	459,392	190,001

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	18,365	11,640,538	9,178,931	40,181
Capital gains distributions	102,423	10,093,641	6,060,711	1,369,078
Total realized gains (losses) on investments	120,788	21,734,179	15,239,642	1,409,259

Change in net unrealized appreciation (depreciation)
of investments	539,689	33,666,453	(232,127)	2,330,309

Net gains (losses) on investments	648,814	53,227,310	15,466,907	3,929,569

Net increase (decrease) in net assets resulting from operations	$648,814	$53,227,310	$15,466,907	$3,929,569

(1) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$9,347,071	$7,507,654	$14,652,139	$4,297,108
Total assets	9,347,071	7,507,654	14,652,139	4,297,108
Total liabilities	—	—	—	—
Net assets	$9,347,071	$7,507,654	$14,652,139	$4,297,108

Net assets
Applicable to accumulation units	$9,347,071	$7,507,654	$14,652,139	$4,297,108
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,347,071	$7,507,654	$14,652,139	$4,297,108

Investments in shares of mutual funds, at cost	$7,456,817	$5,726,326	$12,505,005	$4,021,024

Shares of mutual funds owned	271,165	317,986	422,373	215,286

Accumulation units outstanding	611,630	356,631	685,508	135,417
Annuitized units outstanding	—	—	—	—
Total units outstanding	611,630	356,631	685,508	135,417

Statements of Operations
Year ended December 31, 2020
	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$60,463	$—	$300,741	$55,995

Expenses:
Mortality and expense risks	81,656	49,214	152,765	53,148
Administrative charges	10,779	7,663	20,431	6,378
Separate account rider charges	576	1,429	3,669	1,008
Net investment income (loss)	(32,548)	(58,306)	123,876	(4,539)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	197,390	(170,986)	(83,859)	(4,964)
Capital gains distributions	158,176	619,523	355,838	188,178
Total realized gains (losses) on investments	355,566	448,537	271,979	183,214

Change in net unrealized appreciation (depreciation)
of investments	1,090,347	1,874,655	42,454	(237,955)

Net gains (losses) on investments	1,413,365	2,264,886	438,309	(59,280)

Net increase (decrease) in net assets resulting from operations	$1,413,365	$2,264,886	$438,309	$(59,280)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Assets
Investments in shares of mutual funds, at fair value	$340,438,179	$3,566,592	$4,382,302	$6,614,344
Total assets	340,438,179	3,566,592	4,382,302	6,614,344
Total liabilities	—	—	—	—
Net assets	$340,438,179	$3,566,592	$4,382,302	$6,614,344

Net assets
Applicable to accumulation units	$340,438,179	$3,566,592	$4,382,302	$6,614,344
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$340,438,179	$3,566,592	$4,382,302	$6,614,344

Investments in shares of mutual funds, at cost	$293,297,996	$3,288,491	$3,173,653	$5,499,615

Shares of mutual funds owned	5,345,238	56,541	121,528	215,521

Accumulation units outstanding	2,482,872	305,254	232,938	186,104
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,482,872	305,254	232,938	186,104

Statements of Operations
Year ended December 31, 2020
	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Net investment income (loss)
Investment income:
Dividends	$2,213,266	$8,208	$—	$35,456

Expenses:
Mortality and expense risks	3,778,285	7,646	36,289	75,635
Administrative charges	242,211	1,614	5,336	9,077
Separate account rider charges	8,751	—	187	2,029
Net investment income (loss)	(1,815,981)	(1,052)	(41,812)	(51,285)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,864,738	(4,158)	119,784	209,666
Capital gains distributions	29,513,592	159,749	199,315	243,547
Total realized gains (losses) on investments	41,378,330	155,591	319,099	453,213

Change in net unrealized appreciation (depreciation)
of investments	9,607,032	278,099	903,934	602,708

Net gains (losses) on investments	49,169,381	432,638	1,181,221	1,004,636

Net increase (decrease) in net assets resulting from operations	$49,169,381	$432,638	$1,181,221	$1,004,636

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Assets
Investments in shares of mutual funds, at fair value	$49,858	$2,125,533	$163,286	$72,222
Total assets	49,858	2,125,533	163,286	72,222
Total liabilities	—	—	—	—
Net assets	$49,858	$2,125,533	$163,286	$72,222

Net assets
Applicable to accumulation units	$49,858	$2,125,533	$163,286	$72,222
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$49,858	$2,125,533	$163,286	$72,222

Investments in shares of mutual funds, at cost	$44,106	$1,947,134	$150,918	$70,836

Shares of mutual funds owned	1,620	192,008	14,566	12,016

Accumulation units outstanding	3,810	120,698	14,315	8,012
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,810	120,698	14,315	8,012

Statements of Operations
Year ended December 31, 2020
	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Net investment income (loss)
Investment income:
Dividends	$91	$101,414	$7,448	$2,787

Expenses:
Mortality and expense risks	131	25,663	1,317	372
Administrative charges	33	3,080	232	80
Separate account rider charges	—	478	—	—
Net investment income (loss)	(73)	72,193	5,899	2,335

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	148	(42,629)	1,120	(1,217)
Capital gains distributions	1,001	—	—	—
Total realized gains (losses) on investments	1,149	(42,629)	1,120	(1,217)

Change in net unrealized appreciation (depreciation)
of investments	5,446	77,337	7,973	2,360

Net gains (losses) on investments	6,522	106,901	14,992	3,478

Net increase (decrease) in net assets resulting from operations	$6,522	$106,901	$14,992	$3,478

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$20,567,228	$3,382,426	$28,911,603	$96,553,026
Total assets	20,567,228	3,382,426	28,911,603	96,553,026
Total liabilities	—	—	—	—
Net assets	$20,567,228	$3,382,426	$28,911,603	$96,553,026

Net assets
Applicable to accumulation units	$20,567,228	$3,382,426	$28,911,603	$96,553,026
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$20,567,228	$3,382,426	$28,911,603	$96,553,026

Investments in shares of mutual funds, at cost	$19,767,434	$3,353,786	$27,787,602	$69,919,664

Shares of mutual funds owned	2,567,694	325,860	2,494,530	2,814,957

Accumulation units outstanding	1,321,566	323,310	2,161,011	3,898,304
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,321,566	323,310	2,161,011	3,898,304

Statements of Operations
Year ended December 31, 2020
	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$932,737	$23,049	$538,900	$1,158,739

Expenses:
Mortality and expense risks	218,632	19,663	280,209	1,129,980
Administrative charges	29,061	3,465	38,395	105,550
Separate account rider charges	3,659	8	3,290	15,568
Net investment income (loss)	681,385	(87)	217,006	(92,359)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(149,296)	6,703	139,008	4,401,118
Capital gains distributions	—	—	279,641	4,342,636
Total realized gains (losses) on investments	(149,296)	6,703	418,649	8,743,754

Change in net unrealized appreciation (depreciation)
of investments	211,031	25,410	1,087,604	5,689,670

Net gains (losses) on investments	743,120	32,026	1,723,259	14,341,065

Net increase (decrease) in net assets resulting from operations	$743,120	$32,026	$1,723,259	$14,341,065

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$8,159,474	$16,135,380	$79,678,005	$59,916,113
Total assets	8,159,474	16,135,380	79,678,005	59,916,113
Total liabilities	—	—	—	—
Net assets	$8,159,474	$16,135,380	$79,678,005	$59,916,113

Net assets
Applicable to accumulation units	$8,159,474	$16,135,380	$79,678,005	$59,916,113
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,159,474	$16,135,380	$79,678,005	$59,916,113

Investments in shares of mutual funds, at cost	$7,128,047	$14,679,128	$68,510,795	$51,086,923

Shares of mutual funds owned	241,333	1,187,298	5,315,410	4,129,298

Accumulation units outstanding	531,832	813,161	3,479,589	2,504,278
Annuitized units outstanding	—	—	—	—
Total units outstanding	531,832	813,161	3,479,589	2,504,278

Statements of Operations
Year ended December 31, 2020
	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$66,224	$394,895	$1,999,420	$1,134,020

Expenses:
Mortality and expense risks	40,395	196,826	941,648	670,975
Administrative charges	8,836	21,392	106,215	77,855
Separate account rider charges	—	1,800	7,549	5,364
Net investment income (loss)	16,993	174,877	944,008	379,826

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	97,196	395,979	3,637,504	672,140
Capital gains distributions	291,764	289,857	1,387,876	943,649
Total realized gains (losses) on investments	388,960	685,836	5,025,380	1,615,789

Change in net unrealized appreciation (depreciation)
of investments	695,821	626,630	2,003,176	4,943,919

Net gains (losses) on investments	1,101,774	1,487,343	7,972,564	6,939,534

Net increase (decrease) in net assets resulting from operations	$1,101,774	$1,487,343	$7,972,564	$6,939,534

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$16,445,569	$11,670,300	$10,028,884	$56,340,117
Total assets	16,445,569	11,670,300	10,028,884	56,340,117
Total liabilities	—	—	—	—
Net assets	$16,445,569	$11,670,300	$10,028,884	$56,340,117

Net assets
Applicable to accumulation units	$16,445,569	$11,670,300	$10,028,884	$56,340,117
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,445,569	$11,670,300	$10,028,884	$56,340,117

Investments in shares of mutual funds, at cost	$13,248,889	$9,501,284	$9,136,509	$58,892,923

Shares of mutual funds owned	909,097	668,020	781,065	2,948,200

Accumulation units outstanding	650,444	474,133	573,438	824,932
Annuitized units outstanding	—	—	—	—
Total units outstanding	650,444	474,133	573,438	824,932

Statements of Operations
Year ended December 31, 2020
	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$289,130	$186,618	$225,048	$1,103,509

Expenses:
Mortality and expense risks	179,185	127,196	126,627	707,631
Administrative charges	20,874	15,533	13,460	56,907
Separate account rider charges	2,324	500	1,262	12,963
Net investment income (loss)	86,747	43,389	83,699	326,008

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	443,612	211,751	240,833	1,423,622
Capital gains distributions	302,136	233,289	8,417	3,275,381
Total realized gains (losses) on investments	745,748	445,040	249,250	4,699,003

Change in net unrealized appreciation (depreciation)
of investments	1,228,601	976,197	507,510	(8,777,765)

Net gains (losses) on investments	2,061,096	1,464,626	840,459	(3,752,754)

Net increase (decrease) in net assets resulting from operations	$2,061,096	$1,464,626	$840,459	$(3,752,754)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Assets
Investments in shares of mutual funds, at fair value	$6,720,427	$435,998	$522,084	$9,467,627
Total assets	6,720,427	435,998	522,084	9,467,627
Total liabilities	—	—	—	—
Net assets	$6,720,427	$435,998	$522,084	$9,467,627

Net assets
Applicable to accumulation units	$6,720,427	$435,998	$522,084	$9,467,627
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,720,427	$435,998	$522,084	$9,467,627

Investments in shares of mutual funds, at cost	$7,055,147	$357,760	$609,010	$7,318,692

Shares of mutual funds owned	350,753	4,897	8,365	150,758

Accumulation units outstanding	523,785	33,218	95,057	476,779
Annuitized units outstanding	—	—	—	—
Total units outstanding	523,785	33,218	95,057	476,779

Statements of Operations
Year ended December 31, 2020
	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net investment income (loss)
Investment income:
Dividends	$105,767	$4,471	$3,498	$16,379

Expenses:
Mortality and expense risks	46,979	4,290	4,311	42,964
Administrative charges	9,103	661	608	8,553
Separate account rider charges	—	—	250	—
Net investment income (loss)	49,685	(480)	(1,671)	(35,138)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(138,156)	(2,095)	(29,523)	259,283
Capital gains distributions	347,495	2,862	—	653,614
Total realized gains (losses) on investments	209,339	767	(29,523)	912,897

Change in net unrealized appreciation (depreciation)
of investments	(508,908)	34,610	(63,410)	1,562,865

Net gains (losses) on investments	(249,884)	34,897	(94,604)	2,440,624

Net increase (decrease) in net assets resulting from operations	$(249,884)	$34,897	$(94,604)	$2,440,624

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$414,619,320	$27,483,231	$98,902,119	$13,090,538
Total assets	414,619,320	27,483,231	98,902,119	13,090,538
Total liabilities	—	—	—	—
Net assets	$414,619,320	$27,483,231	$98,902,119	$13,090,538

Net assets
Applicable to accumulation units	$414,619,320	$27,483,231	$98,902,119	$13,090,538
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$414,619,320	$27,483,231	$98,902,119	$13,090,538

Investments in shares of mutual funds, at cost	$387,388,326	$25,545,300	$93,678,501	$12,304,419

Shares of mutual funds owned	25,113,223	1,687,123	7,726,728	1,038,108

Accumulation units outstanding	20,936,323	2,128,118	5,387,479	1,054,737
Annuitized units outstanding	—	—	—	—
Total units outstanding	20,936,323	2,128,118	5,387,479	1,054,737

Statements of Operations
Year ended December 31, 2020
	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$8,587,939	$464,739	$2,214,393	$244,253

Expenses:
Mortality and expense risks	4,917,988	180,318	1,178,703	81,244
Administrative charges	543,712	35,077	132,325	15,455
Separate account rider charges	46,329	—	19,955	—
Net investment income (loss)	3,079,910	249,344	883,410	147,554

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,824,007)	1,741	(1,005,069)	(5,985)
Capital gains distributions	12,299,969	745,111	1,725,913	208,422
Total realized gains (losses) on investments	6,475,962	746,852	720,844	202,437

Change in net unrealized appreciation (depreciation)
of investments	25,867,935	1,416,053	5,514,695	614,274

Net gains (losses) on investments	35,423,807	2,412,249	7,118,949	964,265

Net increase (decrease) in net assets resulting from operations	$35,423,807	$2,412,249	$7,118,949	$964,265

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$87,396,612	$19,608,715	$112,074,117	$22,697,527
Total assets	87,396,612	19,608,715	112,074,117	22,697,527
Total liabilities	—	—	—	—
Net assets	$87,396,612	$19,608,715	$112,074,117	$22,697,527

Net assets
Applicable to accumulation units	$87,396,612	$19,608,715	$112,074,117	$22,697,527
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$87,396,612	$19,608,715	$112,074,117	$22,697,527

Investments in shares of mutual funds, at cost	$73,768,860	$17,020,693	$110,702,545	$22,192,637

Shares of mutual funds owned	4,018,235	916,295	8,748,955	1,792,854

Accumulation units outstanding	4,183,542	1,451,730	6,400,933	1,907,234
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,183,542	1,451,730	6,400,933	1,907,234

Statements of Operations
Year ended December 31, 2020
	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,521,428	$264,854	$3,111,212	$525,071

Expenses:
Mortality and expense risks	1,019,292	122,998	1,397,907	144,877
Administrative charges	109,591	24,326	142,095	28,273
Separate account rider charges	30,287	—	21,964	—
Net investment income (loss)	362,258	117,530	1,549,246	351,921

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	468,746	85,288	(2,257,244)	(97,038)
Capital gains distributions	1,318,157	262,218	2,494,490	456,556
Total realized gains (losses) on investments	1,786,903	347,506	237,246	359,518

Change in net unrealized appreciation (depreciation)
of investments	6,493,284	1,660,868	3,963,733	537,698

Net gains (losses) on investments	8,642,445	2,125,904	5,750,225	1,249,137

Net increase (decrease) in net assets resulting from operations	$8,642,445	$2,125,904	$5,750,225	$1,249,137

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$52,432,358	$14,344,441	$73,529,690	$97,991,888
Total assets	52,432,358	14,344,441	73,529,690	97,991,888
Total liabilities	—	—	—	—
Net assets	$52,432,358	$14,344,441	$73,529,690	$97,991,888

Net assets
Applicable to accumulation units	$52,432,358	$14,344,441	$73,529,690	$97,991,888
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$52,432,358	$14,344,441	$73,529,690	$97,991,888

Investments in shares of mutual funds, at cost	$43,200,085	$11,974,346	$72,589,263	$83,390,868

Shares of mutual funds owned	2,169,316	602,708	28,280,650	5,677,398

Accumulation units outstanding	2,442,328	1,016,392	6,027,086	2,929,996
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,442,328	1,016,392	6,027,086	2,929,996

Statements of Operations
Year ended December 31, 2020
	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$846,330	$188,358	$1,454,412	$410,317

Expenses:
Mortality and expense risks	598,616	90,660	844,265	1,027,846
Administrative charges	64,111	16,665	89,965	74,756
Separate account rider charges	38,061	—	2,034	12,192
Net investment income (loss)	145,542	81,033	518,148	(704,477)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(115,022)	93,534	(115,650)	(349,567)
Capital gains distributions	1,150,066	293,393	—	6,014,582
Total realized gains (losses) on investments	1,035,044	386,927	(115,650)	5,665,015

Change in net unrealized appreciation (depreciation)
of investments	4,710,115	1,710,461	831,836	12,112,650

Net gains (losses) on investments	5,890,701	2,178,421	1,234,334	17,073,188

Net increase (decrease) in net assets resulting from operations	$5,890,701	$2,178,421	$1,234,334	$17,073,188

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$3,729,593	$34,933,529	$28,126,381	$3,042,657
Total assets	3,729,593	34,933,529	28,126,381	3,042,657
Total liabilities	—	—	—	—
Net assets	$3,729,593	$34,933,529	$28,126,381	$3,042,657

Net assets
Applicable to accumulation units	$3,729,593	$34,933,529	$28,126,381	$3,042,657
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,729,593	$34,933,529	$28,126,381	$3,042,657

Investments in shares of mutual funds, at cost	$3,199,057	$22,539,419	$20,160,037	$3,469,908

Shares of mutual funds owned	217,216	720,576	485,272	214,725

Accumulation units outstanding	268,449	1,075,245	323,770	332,320
Annuitized units outstanding	—	—	—	—
Total units outstanding	268,449	1,075,245	323,770	332,320

Statements of Operations
Year ended December 31, 2020
	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$7,285	$—	$—	$233,447

Expenses:
Mortality and expense risks	20,092	327,379	318,862	35,915
Administrative charges	3,920	42,556	38,268	4,469
Separate account rider charges	—	14,682	9,773	37
Net investment income (loss)	(16,727)	(384,617)	(366,903)	193,026

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(27,408)	2,818,280	1,409,291	(281,824)
Capital gains distributions	197,764	1,124,187	1,580,253	—
Total realized gains (losses) on investments	170,356	3,942,467	2,989,544	(281,824)

Change in net unrealized appreciation (depreciation)
of investments	545,776	4,468,651	3,555,423	(218,205)

Net gains (losses) on investments	699,405	8,026,501	6,178,064	(307,003)

Net increase (decrease) in net assets resulting from operations	$699,405	$8,026,501	$6,178,064	$(307,003)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Assets
Investments in shares of mutual funds, at fair value	$617,262	$398,485	$1,010,033	$1,044,471
Total assets	617,262	398,485	1,010,033	1,044,471
Total liabilities	—	—	—	—
Net assets	$617,262	$398,485	$1,010,033	$1,044,471

Net assets
Applicable to accumulation units	$617,262	$398,485	$1,010,033	$1,044,471
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$617,262	$398,485	$1,010,033	$1,044,471

Investments in shares of mutual funds, at cost	$615,237	$375,418	$884,036	$964,575

Shares of mutual funds owned	55,260	32,636	56,775	73,919

Accumulation units outstanding	24,380	33,889	85,034	90,894
Annuitized units outstanding	—	—	—	—
Total units outstanding	24,380	33,889	85,034	90,894

Statements of Operations
Year ended December 31, 2020
	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Net investment income (loss)
Investment income:
Dividends	$17,531	$—	$9,805	$13,300

Expenses:
Mortality and expense risks	5,099	2,340	4,260	6,065
Administrative charges	—	526	1,054	1,513
Separate account rider charges	—	—	—	—
Net investment income (loss)	12,432	(2,866)	4,491	5,722

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(32,865)	(85)	2,334	(18,299)
Capital gains distributions	—	1,020	8,090	305
Total realized gains (losses) on investments	(32,865)	935	10,424	(17,994)

Change in net unrealized appreciation (depreciation)
of investments	57,857	24,659	96,223	61,687

Net gains (losses) on investments	37,424	22,728	111,138	49,415

Net increase (decrease) in net assets resulting from operations	$37,424	$22,728	$111,138	$49,415

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2020
	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$349,491	$693,815	$323,366	$4,250,578
Total assets	349,491	693,815	323,366	4,250,578
Total liabilities	—	—	—	—
Net assets	$349,491	$693,815	$323,366	$4,250,578

Net assets
Applicable to accumulation units	$349,491	$693,815	$323,366	$4,250,578
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$349,491	$693,815	$323,366	$4,250,578

Investments in shares of mutual funds, at cost	$325,927	$611,408	$292,076	$3,793,437

Shares of mutual funds owned	26,597	38,332	22,013	197,243

Accumulation units outstanding	31,479	58,885	27,447	445,174
Annuitized units outstanding	—	—	—	—
Total units outstanding	31,479	58,885	27,447	445,174

Statements of Operations
Year ended December 31, 2020
	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$4,889	$5,111	$4,002	$24,957

Expenses:
Mortality and expense risks	2,972	5,425	1,735	41,411
Administrative charges	456	1,286	420	4,696
Separate account rider charges	1,048	201	—	1,360
Net investment income (loss)	413	(1,801)	1,847	(22,510)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	139	5,605	(37)	(208,463)
Capital gains distributions	450	3,352	492	—
Total realized gains (losses) on investments	589	8,957	455	(208,463)

Change in net unrealized appreciation (depreciation)
of investments	15,522	26,042	25,816	894,908

Net gains (losses) on investments	16,524	33,198	28,118	663,935

Net increase (decrease) in net assets resulting from operations	$16,524	$33,198	$28,118	$663,935

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Global Opportunity Portfolio Class III Division (1)	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71,934)	(41,846)	(3,228)	(27,766)
Total realized gains (losses) on investments	539,459	510,926	6,997	367,894
Change in net unrealized appreciation (depreciation)
of investments	981,251	290,994	110,089	244,068
Net gains (losses) on investments	1,448,776	760,074	113,858	584,196
Net increase (decrease) in net assets resulting from operations	1,448,776	760,074	113,858	584,196
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,457	410,219	209,071	161,127
Administration charges	(155)	—	(975)	(940)
Contingent sales charges	(5,271)	(923)	(7)	(3,009)
Contract terminations	(948,997)	(206,957)	(353)	(541,655)
Death benefit payments	(347,653)	(24,117)	—	(124,660)
Flexible withdrawal option payments	(42,525)	(30,022)	(1,480)	(25,007)
Transfers to other contracts	(613,291)	(163,568)	(17,670)	(230,329)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,370,435)	(15,368)	188,586	(764,473)
Total increase (decrease)	78,341	744,706	302,444	(180,277)
Net assets as of December 31, 2019	4,548,893	4,879,162	527,254	1,666,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945
Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525
Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988
Net increase (decrease) in net assets resulting from operations	1,989,263	(66,091)	76,247	584,988
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	467,009	407,450	287,796	206,109
Administration charges	(95)	—	(1,769)	(865)
Contingent sales charges	(3,482)	(1,337)	(7)	(453)
Contract terminations	(705,772)	(289,623)	(350)	(91,807)
Death benefit payments	(233)	(45,972)	—	—
Flexible withdrawal option payments	(27,215)	(21,600)	(1,590)	(15,167)
Transfers to other contracts	(914,241)	(827,930)	(141,053)	(425,295)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,184,029)	(779,012)	143,027	(327,478)
Total increase (decrease)	805,234	(845,103)	219,274	257,510
Net assets as of December 31, 2020	$5,354,127	$4,034,059	$746,528	$1,923,603

(1) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2019	$9,022,836	$34,370,212	$7,713,524	$3,466,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84,155	303,127	39,610	(49,626)
Total realized gains (losses) on investments	1,518,079	(524,818)	913,883	882,150
Change in net unrealized appreciation (depreciation)
of investments	331,794	2,697,738	1,096,939	213,258
Net gains (losses) on investments	1,934,028	2,476,047	2,050,432	1,045,782
Net increase (decrease) in net assets resulting from operations	1,934,028	2,476,047	2,050,432	1,045,782
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	368,576	4,168,207	655,278	309,700
Administration charges	(580)	(153,408)	(241)	(477)
Contingent sales charges	(582)	(26,413)	(3,116)	(693)
Contract terminations	(1,050,910)	(4,794,953)	(659,970)	(823,217)
Death benefit payments	(69,402)	(302,210)	(47,913)	(1,346)
Flexible withdrawal option payments	(135,418)	(1,333,078)	(57,763)	(55,232)
Transfers to other contracts	(257,318)	(1,685,504)	(520,087)	(218,387)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,145,634)	(4,127,359)	(633,812)	(789,652)
Total increase (decrease)	788,394	(1,651,312)	1,416,620	256,130
Net assets as of December 31, 2019	9,811,230	32,718,900	9,130,144	3,723,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734
Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013
Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251
Net increase (decrease) in net assets resulting from operations	933,631	2,286,175	(110,267)	1,601,251
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	394,323	7,508,804	724,134	887,702
Administration charges	(429)	(133,182)	(172)	(520)
Contingent sales charges	(816)	(9,514)	(3,032)	(336)
Contract terminations	(491,295)	(1,958,363)	(667,894)	(407,803)
Death benefit payments	(140,564)	(301,310)	(94,331)	(52,817)
Flexible withdrawal option payments	(114,015)	(1,224,209)	(62,394)	(35,754)
Transfers to other contracts	(292,999)	(4,647,808)	(955,036)	(965,358)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(645,795)	(765,582)	(1,058,725)	(574,886)
Total increase (decrease)	287,836	1,520,593	(1,168,992)	1,026,365
Net assets as of December 31, 2020	$10,099,066	$34,239,493	$7,961,152	$4,749,455

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2019	$26,046,341	$12,705,246	$2,447,294	$3,674,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388,001)	87,733	8,156	63,863
Total realized gains (losses) on investments	6,884,780	1,693,493	155,785	288,485
Change in net unrealized appreciation (depreciation)
of investments	1,259,749	1,236,399	304,219	610,593
Net gains (losses) on investments	7,756,528	3,017,625	468,160	962,941
Net increase (decrease) in net assets resulting from operations	7,756,528	3,017,625	468,160	962,941
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,393,845	614,644	319,193	4,418,942
Administration charges	(109,871)	(4,390)	(392)	(13,660)
Contingent sales charges	(18,245)	(3,448)	(1,547)	(5,343)
Contract terminations	(3,284,723)	(1,498,832)	(441,234)	(560,758)
Death benefit payments	(262,546)	(83,298)	(12,605)	—
Flexible withdrawal option payments	(1,033,580)	(138,781)	(33,342)	(26,389)
Transfers to other contracts	(4,020,313)	(604,736)	(34,264)	(270,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,335,433)	(1,718,841)	(204,191)	3,542,783
Total increase (decrease)	421,095	1,298,784	263,969	4,505,724
Net assets as of December 31, 2019	26,467,436	14,004,030	2,711,263	8,179,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(375,396)	109,826	563	56,295
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206
Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657
Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158
Net increase (decrease) in net assets resulting from operations	10,277,561	(72,986)	236,337	956,158
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,744,147	1,461,711	369,297	1,952,186
Administration charges	(94,741)	(4,324)	(382)	(18,517)
Contingent sales charges	(9,199)	(1,954)	(515)	(2,200)
Contract terminations	(1,864,481)	(842,929)	(104,815)	(130,187)
Death benefit payments	(297,386)	(53,106)	—	—
Flexible withdrawal option payments	(938,893)	(117,013)	(13,794)	(79,583)
Transfers to other contracts	(6,969,567)	(1,121,299)	(518,465)	(779,270)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,430,120)	(678,914)	(268,674)	942,429
Total increase (decrease)	1,847,441	(751,900)	(32,337)	1,898,587
Net assets as of December 31, 2020	$28,314,877	$13,252,130	$2,678,926	$10,078,486

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net assets as of January 1, 2019	$2,859,842	$3,492,761	$1,321,452	$701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,716	66,132	(18,832)	(9,662)
Total realized gains (losses) on investments	211,369	360,148	99,806	64,378
Change in net unrealized appreciation (depreciation)
of investments	328,167	480,315	300,967	206,083
Net gains (losses) on investments	555,252	906,595	381,941	260,799
Net increase (decrease) in net assets resulting from operations	555,252	906,595	381,941	260,799
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	558,858	2,457,216	140,546	563,534
Administration charges	(103)	(11,752)	(85)	(2,737)
Contingent sales charges	(1,173)	(3,246)	(722)	(241)
Contract terminations	(328,828)	(135,980)	(171,726)	(13,741)
Death benefit payments	(14,579)	(2,232)	(3,413)	(3,021)
Flexible withdrawal option payments	(12,903)	(39,057)	(7,843)	(3,618)
Transfers to other contracts	(217,453)	(79,824)	(86,731)	(68,471)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(16,181)	2,185,125	(129,974)	471,705
Total increase (decrease)	539,071	3,091,720	251,967	732,504
Net assets as of December 31, 2019	3,398,913	6,584,481	1,573,419	1,433,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,349	55,365	(19,356)	(11,930)
Total realized gains (losses) on investments	(89,181)	(106,619)	134,452	88,669
Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	309,690	401,380
Net gains (losses) on investments	195,393	587,042	424,786	478,119
Net increase (decrease) in net assets resulting from operations	195,393	587,042	424,786	478,119
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	819,189	2,637,065	127,517	858,529
Administration charges	(103)	(16,103)	(90)	(4,310)
Contingent sales charges	(286)	(2,804)	(99)	(286)
Contract terminations	(75,005)	(213,224)	(20,812)	(26,037)
Death benefit payments	(31,889)	(7,112)	—	—
Flexible withdrawal option payments	(13,778)	(67,985)	(8,899)	(5,738)
Transfers to other contracts	(729,662)	(895,536)	(165,641)	(352,008)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(31,534)	1,434,301	(68,024)	470,150
Total increase (decrease)	163,859	2,021,343	356,762	948,269
Net assets as of December 31, 2020	$3,562,772	$8,605,824	$1,930,181	$2,381,994

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net assets as of January 1, 2019	$1,195,125	$1,091,724	$1,520,335	$135,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,481	19,190	(1,056)	1,056
Total realized gains (losses) on investments	(13,107)	62,828	127,309	5,460
Change in net unrealized appreciation (depreciation)
of investments	84,089	161,896	211,306	18,281
Net gains (losses) on investments	131,463	243,914	337,559	24,797
Net increase (decrease) in net assets resulting from operations	131,463	243,914	337,559	24,797
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	250,501	853,193	299,248	42,295
Administration charges	(3)	(3,722)	(4,649)	(541)
Contingent sales charges	(196)	(193)	(282)	(14)
Contract terminations	(232,337)	(9,184)	(12,629)	(653)
Death benefit payments	(10,845)	—	—	—
Flexible withdrawal option payments	(9,095)	(18,939)	(7,584)	(453)
Transfers to other contracts	(87,384)	(3,425)	(38,984)	(230)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(89,359)	817,730	235,120	40,404
Total increase (decrease)	42,104	1,061,644	572,679	65,201
Net assets as of December 31, 2019	1,237,229	2,153,368	2,093,014	200,535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87,461	15,387	(2,458)	789
Total realized gains (losses) on investments	(20,913)	84,864	251,626	(376)
Change in net unrealized appreciation (depreciation)
of investments	745	110,394	656,187	5,663
Net gains (losses) on investments	67,293	210,645	905,355	6,076
Net increase (decrease) in net assets resulting from operations	67,293	210,645	905,355	6,076
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	156,688	2,593,367	1,836,977	134,802
Administration charges	—	(5,456)	(6,828)	(714)
Contingent sales charges	(19)	(206)	(501)	(207)
Contract terminations	(23,495)	(14,867)	(30,954)	(10,264)
Death benefit payments	—	(226,302)	—	(4,894)
Flexible withdrawal option payments	(9,653)	(26,084)	(25,286)	(509)
Transfers to other contracts	(119,163)	(135,918)	(837,676)	(37,808)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,358	2,184,534	935,732	80,406
Total increase (decrease)	71,651	2,395,179	1,841,087	86,482
Net assets as of December 31, 2020	$1,308,880	$4,548,547	$3,934,101	$287,017

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage U.S. Total Market Class III Division

Net assets as of January 1, 2019	$1,331,841	$1,090,735	$552,540	$813,838

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,473)	(139)	8,540	12,047
Total realized gains (losses) on investments	107,055	57,017	17,171	76,132
Change in net unrealized appreciation (depreciation)
of investments	271,823	305,814	82,300	132,279
Net gains (losses) on investments	372,405	362,692	108,011	220,458
Net increase (decrease) in net assets resulting from operations	372,405	362,692	108,011	220,458
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	489,499	820,442	417,085	96,752
Administration charges	(3)	(3,508)	(774)	(2,119)
Contingent sales charges	(781)	(1,053)	(339)	(630)
Contract terminations	(207,476)	(35,746)	(11,806)	(30,590)
Death benefit payments	—	—	(25,015)	—
Flexible withdrawal option payments	(9,548)	(5,993)	(1,611)	(7,049)
Transfers to other contracts	(189,093)	(44,359)	(238,849)	(88,566)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	82,598	729,783	138,691	(32,202)
Total increase (decrease)	455,003	1,092,475	246,702	188,256
Net assets as of December 31, 2019	1,786,844	2,183,210	799,242	1,002,094

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22,600)	(21,937)	10,561	13,867
Total realized gains (losses) on investments	54,066	23,284	28,136	98,799
Change in net unrealized appreciation (depreciation)
of investments	329,663	649,385	151,377	113,119
Net gains (losses) on investments	361,129	650,732	190,074	225,785
Net increase (decrease) in net assets resulting from operations	361,129	650,732	190,074	225,785
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	486,114	1,359,797	717,536	808,122
Administration charges	—	(6,192)	(1,831)	(2,718)
Contingent sales charges	(650)	(608)	(175)	(1,492)
Contract terminations	(142,185)	(39,239)	(17,396)	(74,788)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(10,645)	(7,859)	(2,218)	(9,589)
Transfers to other contracts	(367,440)	(456,014)	(110,460)	(93,812)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(34,806)	849,885	585,456	625,723
Total increase (decrease)	326,323	1,500,617	775,530	851,508
Net assets as of December 31, 2020	$2,113,167	$3,683,827	$1,574,772	$1,853,602

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division	Calvert EAFE International Index Class F Division

Net assets as of January 1, 2019	$1,617,720	$428,518	$8,555,429	$565,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,739	(3,054)	(133,041)	21,043
Total realized gains (losses) on investments	80,727	28,863	1,724,860	185
Change in net unrealized appreciation (depreciation)
of investments	192,061	56,114	329,247	128,980
Net gains (losses) on investments	274,527	81,923	1,921,066	150,208
Net increase (decrease) in net assets resulting from operations	274,527	81,923	1,921,066	150,208
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	427,327	88,785	723,074	623,468
Administration charges	(1,107)	(1,316)	(750)	(2,722)
Contingent sales charges	(707)	(268)	(7,344)	(444)
Contract terminations	(129,537)	(9,249)	(1,322,246)	(15,730)
Death benefit payments	—	(8,269)	(8,311)	—
Flexible withdrawal option payments	(15,881)	(4,884)	(69,507)	(2,254)
Transfers to other contracts	(32,546)	(28,358)	(1,153,683)	(9,266)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	247,549	36,441	(1,838,767)	593,052
Total increase (decrease)	522,076	118,364	82,299	743,260
Net assets as of December 31, 2019	2,139,796	546,882	8,637,728	1,308,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,785	(2,254)	(142,530)	44,721
Total realized gains (losses) on investments	146,363	(34,631)	2,124,565	(34,595)
Change in net unrealized appreciation (depreciation)
of investments	174,354	92,186	3,469,118	194,705
Net gains (losses) on investments	323,502	55,301	5,451,153	204,831
Net increase (decrease) in net assets resulting from operations	323,502	55,301	5,451,153	204,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	463,047	162,478	1,858,278	836,001
Administration charges	(2,314)	(1,227)	(1,031)	(4,596)
Contingent sales charges	(2,434)	(227)	(5,307)	(80)
Contract terminations	(162,370)	(14,478)	(1,075,742)	(5,751)
Death benefit payments	—	(8,338)	(88,142)	—
Flexible withdrawal option payments	(15,378)	(4,521)	(61,970)	(9,661)
Transfers to other contracts	(387,922)	(71,727)	(1,957,267)	(236,628)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(107,371)	61,960	(1,331,181)	579,285
Total increase (decrease)	216,131	117,261	4,119,972	784,116
Net assets as of December 31, 2020	$2,355,927	$664,143	$12,757,700	$2,092,599

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net assets as of January 1, 2019	$163,993	$1,479,169	$2,436,335	$1,114,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20,153	2,736	11,209	(13,436)
Total realized gains (losses) on investments	1,867	161,988	256,507	187,441
Change in net unrealized appreciation (depreciation)
of investments	(4,096)	246,207	420,984	140,223
Net gains (losses) on investments	17,924	410,931	688,700	314,228
Net increase (decrease) in net assets resulting from operations	17,924	410,931	688,700	314,228
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	779,749	975,240	1,632,441	949,832
Administration charges	(1,177)	(4,583)	(6,212)	(4,563)
Contingent sales charges	(294)	(1,344)	(3,003)	(2,563)
Contract terminations	(9,869)	(82,469)	(163,993)	(90,678)
Death benefit payments	—	(8,375)	(12,583)	—
Flexible withdrawal option payments	(6,426)	(9,972)	(29,525)	(8,525)
Transfers to other contracts	(626)	(50,651)	(53,272)	(254,260)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	761,357	817,846	1,363,853	589,243
Total increase (decrease)	779,281	1,228,777	2,052,553	903,471
Net assets as of December 31, 2019	943,274	2,707,946	4,488,888	2,018,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55,458	9,311	20,517	(19,231)
Total realized gains (losses) on investments	18,749	63,441	71,235	250,098
Change in net unrealized appreciation (depreciation)
of investments	32,384	631,363	713,572	668,132
Net gains (losses) on investments	106,591	704,115	805,324	898,999
Net increase (decrease) in net assets resulting from operations	106,591	704,115	805,324	898,999
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,944,988	1,077,986	1,641,819	1,374,713
Administration charges	(3,310)	(6,844)	(9,563)	(6,005)
Contingent sales charges	(109)	(1,123)	(1,896)	(1,171)
Contract terminations	(7,892)	(81,370)	(183,126)	(76,391)
Death benefit payments	(37,173)	(28,750)	(59,058)	—
Flexible withdrawal option payments	(20,198)	(24,095)	(35,335)	(25,464)
Transfers to other contracts	(341,684)	(373,417)	(585,404)	(616,539)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,534,622	562,387	767,437	649,143
Total increase (decrease)	2,641,213	1,266,502	1,572,761	1,548,142
Net assets as of December 31, 2020	$3,584,487	$3,974,448	$6,061,649	$3,566,369

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net assets as of January 1, 2019	$190,865	$565,766	$109,851,868	$374,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,363	(5,506)	2,180,163	4,601
Total realized gains (losses) on investments	1,134	51,869	1,285,718	(704)
Change in net unrealized appreciation (depreciation)
of investments	12,508	100,412	5,630,180	8,999
Net gains (losses) on investments	16,005	146,775	9,096,061	12,896
Net increase (decrease) in net assets resulting from operations	16,005	146,775	9,096,061	12,896
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	254,814	421,412	18,006,353	143,868
Administration charges	(326)	(1,328)	(195,089)	(518)
Contingent sales charges	(252)	(753)	(42,409)	(144)
Contract terminations	(49,699)	(51,826)	(11,878,252)	(24,960)
Death benefit payments	—	—	(1,499,990)	—
Flexible withdrawal option payments	(1,196)	(8,787)	(2,839,355)	(2,077)
Transfers to other contracts	(5,460)	(37,404)	(4,324,992)	(27,670)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	197,881	321,314	(2,773,734)	88,499
Total increase (decrease)	213,886	468,089	6,322,327	101,395
Net assets as of December 31, 2019	404,751	1,033,855	116,174,195	475,876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,155	(5,386)	2,659,352	2,569
Total realized gains (losses) on investments	3,045	(38,633)	1,391,012	2,970
Change in net unrealized appreciation (depreciation)
of investments	31,540	165,981	4,884,040	14,984
Net gains (losses) on investments	52,740	121,962	8,934,404	20,523
Net increase (decrease) in net assets resulting from operations	52,740	121,962	8,934,404	20,523
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,964,418	423,085	21,406,137	820,139
Administration charges	(2,128)	(1,733)	(171,368)	(1,101)
Contingent sales charges	(342)	(448)	(24,870)	(43)
Contract terminations	(82,770)	(38,550)	(7,800,682)	(14,998)
Death benefit payments	(5,130)	(45,032)	(1,255,577)	—
Flexible withdrawal option payments	(22,366)	(7,567)	(2,609,143)	(3,062)
Transfers to other contracts	(643,470)	(208,081)	(12,631,616)	(99,168)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,208,212	121,674	(3,087,119)	701,767
Total increase (decrease)	3,260,952	243,636	5,847,285	722,290
Net assets as of December 31, 2020	$3,665,703	$1,277,491	$122,021,480	$1,198,166

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net assets as of January 1, 2019	$2,167,255	$22,897,633	$968,136,022	$162,127,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,529)	218,809	3,734,011	319,902
Total realized gains (losses) on investments	196,713	1,117,534	84,500,620	5,564,880
Change in net unrealized appreciation (depreciation)
of investments	359,207	2,439,137	63,569,257	19,144,577
Net gains (losses) on investments	539,391	3,775,480	151,803,888	25,029,359
Net increase (decrease) in net assets resulting from operations	539,391	3,775,480	151,803,888	25,029,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	354,337	905,367	46,705,587	13,442,090
Administration charges	(90)	(8,346)	(10,323,389)	(2,001,598)
Contingent sales charges	(1,082)	(1,411)	(525,698)	(72,199)
Contract terminations	(236,671)	(1,855,657)	(90,434,349)	(11,123,886)
Death benefit payments	—	(165,242)	(5,478,184)	(1,658,860)
Flexible withdrawal option payments	(18,464)	(364,686)	(24,554,343)	(4,270,586)
Transfers to other contracts	(242,105)	(239,117)	(46,906,140)	(5,213,968)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(144,075)	(1,729,092)	(131,516,516)	(10,899,007)
Total increase (decrease)	395,316	2,046,388	20,287,372	14,130,352
Net assets as of December 31, 2019	2,562,571	24,944,021	988,423,394	176,257,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186
Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915
Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113
Net increase (decrease) in net assets resulting from operations	(136,005)	2,499,204	97,698,696	17,349,113
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	239,994	951,014	42,057,560	13,890,998
Administration charges	(30)	(7,022)	(9,714,658)	(1,980,693)
Contingent sales charges	(716)	(775)	(287,063)	(45,961)
Contract terminations	(169,625)	(2,272,180)	(58,586,644)	(6,236,313)
Death benefit payments	—	(1,854,929)	(7,531,806)	(1,996,791)
Flexible withdrawal option payments	(14,301)	(365,717)	(24,119,232)	(4,498,014)
Transfers to other contracts	(217,565)	(549,178)	(48,230,975)	(7,628,068)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(162,243)	(4,098,787)	(106,412,818)	(8,494,842)
Total increase (decrease)	(298,248)	(1,599,583)	(8,714,122)	8,854,271
Net assets as of December 31, 2020	$2,264,323	$23,344,438	$979,709,272	$185,111,899

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net assets as of January 1, 2019	$66,955,631	$3,487,376,164	$325,257,138	$384,856,712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416,927)	11,958,519	406,034	(2,239,587)
Total realized gains (losses) on investments	1,326,396	295,846,413	12,349,158	5,364,547
Change in net unrealized appreciation (depreciation)
of investments	11,807,300	345,786,028	45,499,580	78,184,013
Net gains (losses) on investments	12,716,769	653,590,960	58,254,772	81,308,973
Net increase (decrease) in net assets resulting from operations	12,716,769	653,590,960	58,254,772	81,308,973
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	73,949,605	147,282,936	13,726,413	324,911,924
Administration charges	(1,317,223)	(39,331,937)	(3,749,938)	(7,257,561)
Contingent sales charges	(21,537)	(1,441,440)	(126,843)	(178,656)
Contract terminations	(818,931)	(255,966,308)	(21,464,539)	(6,793,358)
Death benefit payments	(671,614)	(18,529,748)	(1,214,988)	(601,321)
Flexible withdrawal option payments	(704,342)	(67,759,946)	(5,207,204)	(3,105,045)
Transfers to other contracts	(4,759,904)	(132,303,218)	(11,789,734)	(7,847,186)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	65,656,054	(368,049,661)	(29,826,833)	299,128,797
Total increase (decrease)	78,372,823	285,541,299	28,427,939	380,437,770
Net assets as of December 31, 2019	145,328,454	3,772,917,463	353,685,077	765,294,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125
Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944
Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968
Net increase (decrease) in net assets resulting from operations	12,481,671	418,746,502	39,301,253	71,410,968
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,098,855	134,103,664	20,796,977	193,552,624
Administration charges	(2,099,836)	(38,052,271)	(3,710,306)	(10,919,945)
Contingent sales charges	(98,140)	(1,037,638)	(50,363)	(261,114)
Contract terminations	(2,786,893)	(205,225,396)	(10,014,768)	(7,414,881)
Death benefit payments	(766,099)	(12,508,780)	(865,298)	(913,050)
Flexible withdrawal option payments	(1,308,593)	(69,900,179)	(5,822,348)	(5,531,267)
Transfers to other contracts	(4,319,287)	(146,227,825)	(15,150,828)	(9,776,620)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	26,720,007	(338,848,425)	(14,816,934)	158,735,747
Total increase (decrease)	39,201,678	79,898,077	24,484,319	230,146,715
Net assets as of December 31, 2020	$184,530,132	$3,852,815,540	$378,169,396	$995,441,197

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net assets as of January 1, 2019	$241,402,310	$95,801,314	$37,421	$1,690,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	621,340	338,712	935	9,442
Total realized gains (losses) on investments	11,011,451	9,701,340	(55)	107,312
Change in net unrealized appreciation (depreciation)
of investments	21,449,329	9,270,883	4,066	419,422
Net gains (losses) on investments	33,082,120	19,310,935	4,946	536,176
Net increase (decrease) in net assets resulting from operations	33,082,120	19,310,935	4,946	536,176
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	65,939,995	6,385,097	3,525	374,426
Administration charges	(2,897,238)	(61,100)	(86)	(3,924)
Contingent sales charges	(162,331)	(30,172)	—	(640)
Contract terminations	(26,955,062)	(11,929,073)	—	(40,903)
Death benefit payments	(2,202,374)	(942,529)	—	—
Flexible withdrawal option payments	(5,463,588)	(1,205,096)	(1,440)	(14,364)
Transfers to other contracts	(22,880,114)	(3,845,569)	(86)	(50,826)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,379,288	(11,628,442)	1,913	263,769
Total increase (decrease)	38,461,408	7,682,493	6,859	799,945
Net assets as of December 31, 2019	279,863,718	103,483,807	44,280	2,490,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,591,219	1,274,077	486	5,328
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720
Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783
Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831
Net increase (decrease) in net assets resulting from operations	27,927,594	13,219,693	1,915	405,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	89,973,356	3,949,947	4,408	200,822
Administration charges	(3,226,449)	(54,065)	(94)	(4,301)
Contingent sales charges	(163,951)	(17,960)	—	(886)
Contract terminations	(28,878,389)	(7,900,815)	—	(105,877)
Death benefit payments	(589,872)	(728,145)	—	—
Flexible withdrawal option payments	(5,711,543)	(1,011,055)	(1,440)	(28,969)
Transfers to other contracts	(35,713,866)	(6,242,676)	(149)	(96,769)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	15,689,286	(12,004,769)	2,725	(35,980)
Total increase (decrease)	43,616,880	1,214,924	4,640	369,851
Net assets as of December 31, 2020	$323,480,598	$104,698,731	$48,920	$2,860,509

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division (1)	EQ GAMCO Small Company Value Class IB Division (1)	EQ Micro Cap Class IB Division (1)

Net assets as of January 1, 2019	$1,084,214	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,921)	—	204	(18)
Total realized gains (losses) on investments	37,708	—	1,281	965
Change in net unrealized appreciation (depreciation)
of investments	193,594	—	940	(410)
Net gains (losses) on investments	219,381	—	2,425	537
Net increase (decrease) in net assets resulting from operations	219,381	—	2,425	537
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	336,747	—	52,920	9,962
Administration charges	(905)	—	(51)	(19)
Contingent sales charges	(693)	—	—	—
Contract terminations	(120,429)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(4,128)	—	—	—
Transfers to other contracts	(44,773)	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	165,819	—	52,869	9,943
Total increase (decrease)	385,200	—	55,294	10,480
Net assets as of December 31, 2019	1,469,414	—	55,294	10,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(975)	1,527	295	(122)
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606
Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657
Net gains (losses) on investments	(38,298)	27,578	17,363	10,141
Net increase (decrease) in net assets resulting from operations	(38,298)	27,578	17,363	10,141
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,921	154,390	59,050	74,684
Administration charges	(1,088)	(126)	(205)	(56)
Contingent sales charges	(1,602)	—	—	—
Contract terminations	(147,181)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(8,087)	—	—	—
Transfers to other contracts	(159,893)	(1,031)	(531)	(2,306)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(123,930)	153,233	58,314	72,322
Total increase (decrease)	(162,228)	180,811	75,677	82,463
Net assets as of December 31, 2020	$1,307,186	$180,811	$130,971	$92,943

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	EQ SmartBeta Equity Class IB Division (1)	EQ Socially Responsible Class IB Division (1)	Equity Income Class 1 Division	Equity Income Class 2 Division

Net assets as of January 1, 2019	$—	$—	$215,812,201	$4,292,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	85	1,208,357	45,175
Total realized gains (losses) on investments	781	231	23,072,453	174,456
Change in net unrealized appreciation (depreciation)
of investments	1,599	832	30,640,488	1,124,305
Net gains (losses) on investments	2,780	1,148	54,921,298	1,343,936
Net increase (decrease) in net assets resulting from operations	2,780	1,148	54,921,298	1,343,936
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	59,782	16,214	5,972,692	2,302,515
Administration charges	(3)	(26)	(446,244)	(11,716)
Contingent sales charges	—	(22)	(101,083)	(2,315)
Contract terminations	—	(733)	(26,011,250)	(133,901)
Death benefit payments	—	—	(2,809,295)	—
Flexible withdrawal option payments	(381)	—	(5,450,172)	(40,411)
Transfers to other contracts	—	—	(12,413,317)	(85,653)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	59,398	15,433	(41,258,669)	2,028,519
Total increase (decrease)	62,178	16,581	13,662,629	3,372,455
Net assets as of December 31, 2019	62,178	16,581	229,474,830	7,664,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(259)	450	1,329,987	58,104
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929
Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192
Net gains (losses) on investments	18,872	21,587	10,187,452	366,225
Net increase (decrease) in net assets resulting from operations	18,872	21,587	10,187,452	366,225
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	267,224	144,064	16,274,399	2,446,895
Administration charges	(326)	(245)	(374,722)	(15,966)
Contingent sales charges	(88)	—	(47,588)	(4,443)
Contract terminations	(17,783)	—	(17,140,719)	(251,235)
Death benefit payments	—	—	(2,591,237)	(60,290)
Flexible withdrawal option payments	(436)	—	(4,807,423)	(53,844)
Transfers to other contracts	(13,786)	(11,682)	(15,227,238)	(1,638,227)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	234,805	132,137	(23,914,528)	422,890
Total increase (decrease)	253,677	153,724	(13,727,076)	789,115
Net assets as of December 31, 2020	$315,855	$170,305	$215,747,754	$8,453,919

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division (1)

Net assets as of January 1, 2019	$32,951,781	$43,924,413	$25,518,195	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(333,085)	(563,026)	120,635	2,065
Total realized gains (losses) on investments	5,734,709	8,707,403	2,203,854	585
Change in net unrealized appreciation (depreciation)
of investments	3,690,848	4,283,215	3,877,696	5,842
Net gains (losses) on investments	9,092,472	12,427,592	6,202,185	8,492
Net increase (decrease) in net assets resulting from operations	9,092,472	12,427,592	6,202,185	8,492
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	357,822	4,257,075	1,142,273	133,714
Administration charges	(4,743)	(76,806)	(4,853)	(153)
Contingent sales charges	(3,893)	(31,776)	(7,255)	—
Contract terminations	(4,621,020)	(5,389,702)	(2,814,749)	—
Death benefit payments	(278,948)	(492,209)	(136,353)	—
Flexible withdrawal option payments	(406,941)	(690,728)	(318,062)	—
Transfers to other contracts	(1,226,925)	(3,295,351)	(1,000,551)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,184,648)	(5,719,497)	(3,139,550)	133,561
Total increase (decrease)	2,907,824	6,708,095	3,062,635	142,053
Net assets as of December 31, 2019	35,859,605	50,632,508	28,580,830	142,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824
Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873
Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714
Net increase (decrease) in net assets resulting from operations	9,322,864	13,259,361	1,186,734	64,714
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	787,688	5,828,009	1,968,064	365,903
Administration charges	(5,975)	(74,433)	(4,000)	(873)
Contingent sales charges	(2,291)	(22,515)	(5,396)	(1,125)
Contract terminations	(2,784,301)	(4,093,983)	(1,913,890)	(81,305)
Death benefit payments	(700,686)	(304,527)	(138,135)	—
Flexible withdrawal option payments	(367,543)	(666,381)	(279,737)	(1,765)
Transfers to other contracts	(2,630,580)	(5,983,256)	(1,834,617)	(3,477)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,703,688)	(5,317,086)	(2,207,711)	277,358
Total increase (decrease)	3,619,176	7,942,275	(1,020,977)	342,072
Net assets as of December 31, 2020	$39,478,781	$58,574,783	$27,559,853	$484,125

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Freedom 2030 Service Class 2 Division (1)	Fidelity VIP Freedom 2040 Service Class 2 Division (1)	Fidelity VIP Freedom 2050 Service Class 2 Division (1)	Fidelity VIP Government Money Market Initial Class Division

Net assets as of January 1, 2019	$—	$—	$—	$41,119,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,331	8,774	1,688	266,726
Total realized gains (losses) on investments	4,338	1,167	603	—
Change in net unrealized appreciation (depreciation)
of investments	3,841	26,451	4,898	—
Net gains (losses) on investments	12,510	36,392	7,189	266,726
Net increase (decrease) in net assets resulting from operations	12,510	36,392	7,189	266,726
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	329,174	683,226	170,611	10,155,231
Administration charges	(163)	(102)	(63)	(25,964)
Contingent sales charges	(56)	—	—	(41,582)
Contract terminations	(1,889)	—	—	(11,121,400)
Death benefit payments	(41,394)	—	—	(965,685)
Flexible withdrawal option payments	—	—	—	(572,868)
Transfers to other contracts	—	—	—	(7,351,240)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	285,672	683,124	170,548	(9,923,508)
Total increase (decrease)	298,182	719,516	177,737	(9,656,782)
Net assets as of December 31, 2019	298,182	719,516	177,737	31,462,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,957	1,943	693	(361,744)
Total realized gains (losses) on investments	22,448	40,030	11,886	—
Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—
Net gains (losses) on investments	135,859	239,983	72,307	(361,744)
Net increase (decrease) in net assets resulting from operations	135,859	239,983	72,307	(361,744)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	830,694	448,350	469,139	37,292,998
Administration charges	(2,113)	(2,873)	(729)	(27,639)
Contingent sales charges	(1)	(22)	(106)	(35,892)
Contract terminations	(77)	(1,573)	(7,646)	(11,321,620)
Death benefit payments	—	—	—	(185,984)
Flexible withdrawal option payments	(8,132)	(600)	—	(719,601)
Transfers to other contracts	(88,799)	(4,367)	(266,306)	(14,223,229)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	731,572	438,915	194,352	10,779,033
Total increase (decrease)	867,431	678,898	266,659	10,417,289
Net assets as of December 31, 2020	$1,165,613	$1,398,414	$444,396	$41,879,734

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net assets as of January 1, 2019	$7,639,080	$12,987,148	$10,302,386	$77,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,730	(161,364)	(163,244)	(129)
Total realized gains (losses) on investments	—	2,280,640	1,227,151	9,358
Change in net unrealized appreciation (depreciation)
of investments	—	1,810,114	2,110,429	8,063
Net gains (losses) on investments	52,730	3,929,390	3,174,336	17,292
Net increase (decrease) in net assets resulting from operations	52,730	3,929,390	3,174,336	17,292
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,455,294	306,636	714,669	—
Administration charges	(44,757)	(2,752)	(1,329)	—
Contingent sales charges	(9,634)	(1,732)	(6,081)	—
Contract terminations	(555,702)	(2,056,424)	(1,094,877)	—
Death benefit payments	—	(52,466)	(203,412)	—
Flexible withdrawal option payments	(22,259)	(118,771)	(101,295)	—
Transfers to other contracts	(13,664,763)	(427,848)	(497,605)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,158,179	(2,353,357)	(1,189,930)	—
Total increase (decrease)	1,210,909	1,576,033	1,984,406	17,292
Net assets as of December 31, 2019	8,849,989	14,563,181	12,286,792	95,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)
Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555
Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115
Net increase (decrease) in net assets resulting from operations	(103,742)	5,655,864	4,596,458	16,115
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	23,767,144	974,195	1,333,222	—
Administration charges	(65,974)	(3,559)	(1,642)	—
Contingent sales charges	(38,121)	(710)	(4,191)	—
Contract terminations	(1,434,763)	(862,955)	(849,371)	—
Death benefit payments	—	(209,492)	(76,783)	—
Flexible withdrawal option payments	(42,053)	(100,907)	(116,582)	—
Transfers to other contracts	(16,505,205)	(1,459,240)	(2,060,042)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,681,028	(1,662,668)	(1,775,389)	—
Total increase (decrease)	5,577,286	3,993,196	2,821,069	16,115
Net assets as of December 31, 2020	$14,427,275	$18,556,377	$15,107,861	$111,365

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net assets as of January 1, 2019	$21,792,487	$22,376,768	$790,450	$86,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(163,979)	16,243	11,770	24,631
Total realized gains (losses) on investments	2,042,644	2,751,034	23,464	9,270
Change in net unrealized appreciation (depreciation)
of investments	2,756,548	2,595,098	139,722	30,265
Net gains (losses) on investments	4,635,213	5,362,375	174,956	64,166
Net increase (decrease) in net assets resulting from operations	4,635,213	5,362,375	174,956	64,166
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,304,734	1,292,158	509,082	1,113,017
Administration charges	(14,225)	(67,975)	(1,215)	(944)
Contingent sales charges	(15,338)	(17,299)	(246)	(153)
Contract terminations	(2,209,487)	(3,072,700)	(46,102)	(5,137)
Death benefit payments	(85,925)	(179,895)	—	—
Flexible withdrawal option payments	(166,826)	(599,556)	(1,508)	(4,745)
Transfers to other contracts	(2,306,293)	(1,603,451)	(28,207)	(7)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(493,360)	(4,248,718)	431,804	1,102,031
Total increase (decrease)	4,141,853	1,113,657	606,760	1,166,197
Net assets as of December 31, 2019	25,934,340	23,490,425	1,397,210	1,252,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)
Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)
Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430
Net increase (decrease) in net assets resulting from operations	3,691,490	2,902,928	(93,214)	15,430
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,641,628	1,897,523	327,705	1,019,563
Administration charges	(17,233)	(58,558)	(1,761)	(2,642)
Contingent sales charges	(9,548)	(7,435)	(358)	(122)
Contract terminations	(1,552,586)	(1,483,840)	(36,823)	(8,847)
Death benefit payments	(110,989)	(156,638)	—	(6,921)
Flexible withdrawal option payments	(198,026)	(552,553)	(9,178)	(15,205)
Transfers to other contracts	(2,867,608)	(1,863,036)	(114,421)	(287,594)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,114,362)	(2,224,537)	165,164	698,232
Total increase (decrease)	1,577,128	678,391	71,950	713,662
Net assets as of December 31, 2020	$27,511,468	$24,168,816	$1,469,160	$1,966,380

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division (1)	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2019	$1,479,523	$3,646,965	$—	$10,677,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,872	(15,987)	(322)	(78,279)
Total realized gains (losses) on investments	307,264	480,650	11	346,567
Change in net unrealized appreciation (depreciation)
of investments	163,124	385,729	322	2,732,906
Net gains (losses) on investments	472,260	850,392	11	3,001,194
Net increase (decrease) in net assets resulting from operations	472,260	850,392	11	3,001,194
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,072,683	341,987	323,162	386,727
Administration charges	(5,237)	(35)	(168)	(532)
Contingent sales charges	(864)	(2,441)	—	(7,948)
Contract terminations	(54,838)	(457,557)	—	(1,444,623)
Death benefit payments	(11,828)	(64,713)	—	(309,879)
Flexible withdrawal option payments	(7,351)	(19,302)	—	(76,807)
Transfers to other contracts	(102,379)	(250,946)	(374)	(390,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	890,186	(453,007)	322,620	(1,843,923)
Total increase (decrease)	1,362,446	397,385	322,631	1,157,271
Net assets as of December 31, 2019	2,841,969	4,044,350	322,631	11,835,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,246	1,785	13,904	(80,726)
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)
Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928
Net gains (losses) on investments	597,376	37,174	14,668	711,779
Net increase (decrease) in net assets resulting from operations	597,376	37,174	14,668	711,779
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,481,092	396,604	2,454,194	979,079
Administration charges	(7,952)	(5)	(2,713)	(433)
Contingent sales charges	(1,079)	(1,403)	(2,053)	(4,078)
Contract terminations	(84,475)	(293,266)	(98,572)	(826,582)
Death benefit payments	(49,577)	(87,428)	(36,863)	(28,234)
Flexible withdrawal option payments	(12,490)	(16,806)	(1,001)	(66,614)
Transfers to other contracts	(626,262)	(578,181)	(261,746)	(728,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	699,257	(580,485)	2,051,246	(675,066)
Total increase (decrease)	1,296,633	(543,311)	2,065,914	36,713
Net assets as of December 31, 2020	$4,138,602	$3,501,039	$2,388,545	$11,871,914

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2019	$658,026	$46,407	$5,727,684	$337,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,841)	1,333	(58,023)	(3,112)
Total realized gains (losses) on investments	42,911	(78)	(150,821)	5,058
Change in net unrealized appreciation (depreciation)
of investments	190,535	2,912	1,444,467	90,363
Net gains (losses) on investments	230,605	4,167	1,235,623	92,309
Net increase (decrease) in net assets resulting from operations	230,605	4,167	1,235,623	92,309
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,437	18,252	288,382	221,981
Administration charges	(1,926)	(211)	(122)	(999)
Contingent sales charges	(289)	(6)	(4,596)	(446)
Contract terminations	(17,974)	(265)	(827,900)	(14,963)
Death benefit payments	—	—	(21,182)	—
Flexible withdrawal option payments	(3,986)	(50)	(53,911)	(2,671)
Transfers to other contracts	(6,968)	(582)	(428,094)	(5,344)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	556,294	17,138	(1,047,423)	197,558
Total increase (decrease)	786,899	21,305	188,200	289,867
Net assets as of December 31, 2019	1,444,925	67,712	5,915,884	626,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)
Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204
Net gains (losses) on investments	112,605	34,036	304,753	56,875
Net increase (decrease) in net assets resulting from operations	112,605	34,036	304,753	56,875
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	461,442	343,013	457,466	79,234
Administration charges	(3,682)	(333)	(100)	(1,119)
Contingent sales charges	(144)	—	(1,527)	(128)
Contract terminations	(17,257)	—	(352,504)	(24,472)
Death benefit payments	—	—	(11,652)	—
Flexible withdrawal option payments	(4,460)	(372)	(52,900)	(3,058)
Transfers to other contracts	(195,208)	(278,159)	(529,219)	(61,073)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	240,691	64,149	(490,436)	(10,616)
Total increase (decrease)	353,296	98,185	(185,683)	46,259
Net assets as of December 31, 2020	$1,798,221	$165,897	$5,730,201	$673,126

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net assets as of January 1, 2019	$83,790,376	$3,430,574	$181,839	$202,939

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,150,900	111,927	(385)	(825)
Total realized gains (losses) on investments	(1,262,280)	(22,693)	(4,240)	(16,156)
Change in net unrealized appreciation (depreciation)
of investments	4,202,128	101,575	18,197	22,140
Net gains (losses) on investments	4,090,748	190,809	13,572	5,159
Net increase (decrease) in net assets resulting from operations	4,090,748	190,809	13,572	5,159
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,851,136	753,872	24,690	21,445
Administration charges	(106,735)	(1,211)	(185)	(372)
Contingent sales charges	(25,908)	(647)	(43)	(179)
Contract terminations	(9,059,494)	(119,685)	(6,782)	(32,060)
Death benefit payments	(1,055,239)	(13,158)	—	—
Flexible withdrawal option payments	(2,070,904)	(46,239)	(99)	(1,128)
Transfers to other contracts	(3,224,422)	(981,320)	(34,852)	(51,524)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,691,566)	(408,388)	(17,271)	(63,818)
Total increase (decrease)	(2,600,818)	(217,579)	(3,699)	(58,659)
Net assets as of December 31, 2019	81,189,558	3,212,995	178,140	144,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,034,481	135,199	5,288	(177)
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)
Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812
Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920
Net increase (decrease) in net assets resulting from operations	1,202,404	(56,356)	2,386	9,920
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	18,721,812	374,172	113,567	65,415
Administration charges	(97,613)	(1,346)	(277)	(484)
Contingent sales charges	(20,713)	(477)	(55)	(24)
Contract terminations	(7,131,126)	(72,856)	(10,917)	(4,817)
Death benefit payments	(947,507)	(17,434)	—	—
Flexible withdrawal option payments	(1,845,357)	(33,334)	(1,415)	(1,293)
Transfers to other contracts	(9,497,488)	(529,567)	(93,960)	(5,761)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(817,992)	(280,842)	6,943	53,036
Total increase (decrease)	384,412	(337,198)	9,329	62,956
Net assets as of December 31, 2020	$81,573,970	$2,875,797	$187,469	$207,236

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net assets as of January 1, 2019	$538,657	$40,998,831	$3,825,520	$310,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,804	(172,823)	(56,364)	(4,338)
Total realized gains (losses) on investments	225	1,571,045	974,866	(4,186)
Change in net unrealized appreciation (depreciation)
of investments	13,267	4,885,242	326,403	54,256
Net gains (losses) on investments	19,296	6,283,464	1,244,905	45,732
Net increase (decrease) in net assets resulting from operations	19,296	6,283,464	1,244,905	45,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	27,174	5,325,030	92,009	155,166
Administration charges	(367)	(9,248)	(851)	(779)
Contingent sales charges	(69)	(21,911)	(521)	(296)
Contract terminations	(12,337)	(5,806,117)	(618,229)	(20,201)
Death benefit payments	—	(394,153)	(61,321)	—
Flexible withdrawal option payments	(391)	(339,007)	(53,990)	—
Transfers to other contracts	(13,019)	(2,969,118)	(121,146)	(944)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	991	(4,214,524)	(764,049)	132,946
Total increase (decrease)	20,287	2,068,940	480,856	178,678
Net assets as of December 31, 2019	558,944	43,067,771	4,306,376	488,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	570	419,136	(56,730)	41,326
Total realized gains (losses) on investments	8,639	759,304	733,620	19,674
Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	(6,553)
Net gains (losses) on investments	31,648	6,432,155	1,606,354	54,447
Net increase (decrease) in net assets resulting from operations	31,648	6,432,155	1,606,354	54,447
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,027	2,337,041	369,631	164,861
Administration charges	(569)	(9,722)	(1,073)	(1,378)
Contingent sales charges	(218)	(11,618)	(212)	(39)
Contract terminations	(43,975)	(3,660,142)	(257,890)	(2,081)
Death benefit payments	—	(491,665)	(13,741)	—
Flexible withdrawal option payments	(1,686)	(300,483)	(54,892)	(3,750)
Transfers to other contracts	(196,532)	(3,807,701)	(428,793)	(88,947)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,047	(5,944,290)	(386,970)	68,666
Total increase (decrease)	34,695	487,865	1,219,384	123,113
Net assets as of December 31, 2020	$593,639	$43,555,636	$5,525,760	$611,871

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net assets as of January 1, 2019	$12,517,650	$6,469,297	$1,313,206	$6,592,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,201)	(85,790)	(19,030)	4,630
Total realized gains (losses) on investments	2,153,158	(68,527)	38,176	567,319
Change in net unrealized appreciation (depreciation)
of investments	1,103,853	1,930,700	531,392	1,068,605
Net gains (losses) on investments	3,205,810	1,776,383	550,538	1,640,554
Net increase (decrease) in net assets resulting from operations	3,205,810	1,776,383	550,538	1,640,554
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	170,629	249,595	1,206,134	378,967
Administration charges	(1,855)	(938)	(5,211)	(11,682)
Contingent sales charges	(1,273)	(963)	(1,140)	(4,184)
Contract terminations	(1,511,228)	(943,217)	(85,174)	(753,222)
Death benefit payments	(200,210)	(5,452)	(11,396)	(28,283)
Flexible withdrawal option payments	(192,850)	(76,772)	(10,063)	(77,387)
Transfers to other contracts	(439,309)	(449,715)	(80,198)	(798,094)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,176,096)	(1,227,462)	1,012,952	(1,293,885)
Total increase (decrease)	1,029,714	548,921	1,563,490	346,669
Net assets as of December 31, 2019	13,547,364	7,018,218	2,876,696	6,938,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,299	(64,479)	(28,136)	54,583
Total realized gains (losses) on investments	3,347,189	(80,558)	151,664	167,420
Change in net unrealized appreciation (depreciation)
of investments	(1,836,432)	873,416	438,144	511,790
Net gains (losses) on investments	1,515,056	728,379	561,672	733,793
Net increase (decrease) in net assets resulting from operations	1,515,056	728,379	561,672	733,793
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	382,525	481,982	2,062,865	502,909
Administration charges	(1,687)	(933)	(8,404)	(10,136)
Contingent sales charges	(650)	(442)	(861)	(3,518)
Contract terminations	(789,802)	(380,366)	(76,049)	(713,022)
Death benefit payments	(176,211)	(16,064)	(6,009)	(14,279)
Flexible withdrawal option payments	(171,263)	(65,420)	(32,011)	(73,246)
Transfers to other contracts	(669,204)	(659,316)	(312,210)	(698,336)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,426,292)	(640,559)	1,627,321	(1,009,628)
Total increase (decrease)	88,764	87,820	2,188,993	(275,835)
Net assets as of December 31, 2020	$13,636,128	$7,106,038	$5,065,689	$6,663,037

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco International Growth Series II Division	Invesco Oppenheimer Discovery Mid Cap Growth Series I Division (1)	Invesco Oppenheimer Main Street Small Cap Series II Division	Invesco Small Cap Equity Series I Division

Net assets as of January 1, 2019	$860,949	$—	$401,715	$5,591,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,610	—	(5,779)	(90,284)
Total realized gains (losses) on investments	84,942	—	41,999	498,849
Change in net unrealized appreciation (depreciation)
of investments	180,327	—	59,327	954,401
Net gains (losses) on investments	269,879	—	95,547	1,362,966
Net increase (decrease) in net assets resulting from operations	269,879	—	95,547	1,362,966
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	638,020	—	37,485	522,309
Administration charges	(2,536)	—	(82)	(7,849)
Contingent sales charges	(228)	—	(29)	(1,893)
Contract terminations	(8,255)	—	(33,883)	(491,151)
Death benefit payments	—	—	—	(4,012)
Flexible withdrawal option payments	(16,431)	—	(1,232)	(78,722)
Transfers to other contracts	(49,798)	—	(51,548)	(345,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	560,772	—	(49,289)	(406,634)
Total increase (decrease)	830,651	—	46,258	956,332
Net assets as of December 31, 2019	1,691,600	—	447,973	6,547,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,351	(9,540)	(3,780)	(62,001)
Total realized gains (losses) on investments	39,596	61,392	9,727	17,601
Change in net unrealized appreciation (depreciation)
of investments	225,429	358,599	67,223	1,367,033
Net gains (losses) on investments	290,376	410,451	73,170	1,322,633
Net increase (decrease) in net assets resulting from operations	290,376	410,451	73,170	1,322,633
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	595,469	1,063,813	25,059	478,111
Administration charges	(3,888)	(125)	(51)	(7,522)
Contingent sales charges	(295)	(113)	(10)	(2,753)
Contract terminations	(22,110)	(137,795)	(11,906)	(609,281)
Death benefit payments	—	(13,308)	—	(15,748)
Flexible withdrawal option payments	(18,256)	(4,649)	(1,346)	(69,281)
Transfers to other contracts	(110,490)	(160,273)	(70,402)	(1,102,673)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	440,430	747,550	(58,656)	(1,329,147)
Total increase (decrease)	730,806	1,158,001	14,514	(6,514)
Net assets as of December 31, 2020	$2,422,406	$1,158,001	$462,487	$6,541,296

(1) Commenced operations April 30, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net assets as of January 1, 2019	$3,046,570	$2,905,478	$8,592,280	$1,857,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,921)	(38,429)	(124,065)	44,918
Total realized gains (losses) on investments	532,746	392,134	1,688,471	237
Change in net unrealized appreciation (depreciation)
of investments	433,265	448,184	1,213,597	123,943
Net gains (losses) on investments	925,090	801,889	2,778,003	169,098
Net increase (decrease) in net assets resulting from operations	925,090	801,889	2,778,003	169,098
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	147,274	340,357	457,116	1,321,164
Administration charges	(286)	(10,277)	(1,754)	(2,334)
Contingent sales charges	(489)	(2,066)	(992)	(682)
Contract terminations	(580,088)	(371,928)	(1,177,694)	(83,777)
Death benefit payments	(8,570)	—	(18,949)	(20,635)
Flexible withdrawal option payments	(28,702)	(58,128)	(53,542)	(20,194)
Transfers to other contracts	(462,340)	(287,684)	(507,173)	(105,029)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(933,201)	(389,726)	(1,302,988)	1,088,513
Total increase (decrease)	(8,111)	412,163	1,475,015	1,257,611
Net assets as of December 31, 2019	3,038,459	3,317,641	10,067,295	3,115,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42,418)	(28,761)	(114,370)	70,922
Total realized gains (losses) on investments	673,173	(132,684)	1,487,598	162,797
Change in net unrealized appreciation (depreciation)
of investments	528,700	359,173	141,201	143,581
Net gains (losses) on investments	1,159,455	197,728	1,514,429	377,300
Net increase (decrease) in net assets resulting from operations	1,159,455	197,728	1,514,429	377,300
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	561,746	449,479	188,625	7,904,243
Administration charges	(327)	(8,945)	(1,269)	(6,990)
Contingent sales charges	(176)	(980)	(724)	(1,496)
Contract terminations	(213,961)	(198,720)	(879,797)	(198,771)
Death benefit payments	(97,289)	(22,786)	(98,379)	(8,827)
Flexible withdrawal option payments	(18,975)	(48,403)	(43,553)	(32,278)
Transfers to other contracts	(601,551)	(494,061)	(593,625)	(3,810,475)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(370,533)	(324,416)	(1,428,722)	3,845,406
Total increase (decrease)	788,922	(126,688)	85,707	4,222,706
Net assets as of December 31, 2020	$3,827,381	$3,190,953	$10,153,002	$7,338,273

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Janus Henderson Global Technology and Innovation Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net assets as of January 1, 2019	$—	$102,802,630	$88,546,808	$7,079,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(622)	(1,766,218)	513,565	136,360
Total realized gains (losses) on investments	210	22,244,194	12,389,698	627,806
Change in net unrealized appreciation (depreciation)
of investments	25,001	17,797,460	11,618,691	1,957,657
Net gains (losses) on investments	24,589	38,275,436	24,521,954	2,721,823
Net increase (decrease) in net assets resulting from operations	24,589	38,275,436	24,521,954	2,721,823
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	325,614	55,899,675	3,993,973	6,991,181
Administration charges	(197)	(61,439)	(42,196)	(24,142)
Contingent sales charges	—	(31,815)	(30,388)	(4,456)
Contract terminations	—	(16,081,195)	(11,209,850)	(193,704)
Death benefit payments	—	(1,750,829)	(705,983)	(43,155)
Flexible withdrawal option payments	—	(1,475,175)	(1,336,707)	(53,185)
Transfers to other contracts	(1,814)	(8,607,753)	(4,132,556)	(637,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	323,603	27,891,469	(13,463,707)	6,034,678
Total increase (decrease)	348,192	66,166,905	11,058,247	8,756,501
Net assets as of December 31, 2019	348,192	168,969,535	99,605,055	15,836,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,663)	(2,173,322)	459,392	190,001
Total realized gains (losses) on investments	120,788	21,734,179	15,239,642	1,409,259
Change in net unrealized appreciation (depreciation)
of investments	539,689	33,666,453	(232,127)	2,330,309
Net gains (losses) on investments	648,814	53,227,310	15,466,907	3,929,569
Net increase (decrease) in net assets resulting from operations	648,814	53,227,310	15,466,907	3,929,569
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,689,906	8,780,254	10,965,708	11,398,409
Administration charges	(3,346)	(78,910)	(37,267)	(43,666)
Contingent sales charges	(129)	(27,831)	(22,682)	(6,147)
Contract terminations	(10,125)	(16,163,633)	(9,155,325)	(413,098)
Death benefit payments	(8,530)	(2,192,786)	(976,039)	(82,174)
Flexible withdrawal option payments	(4,792)	(1,608,301)	(1,276,826)	(105,498)
Transfers to other contracts	(359,647)	(13,595,946)	(9,995,961)	(2,713,822)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,303,337	(24,887,153)	(10,498,392)	8,034,004
Total increase (decrease)	2,952,151	28,340,157	4,968,515	11,963,573
Net assets as of December 31, 2020	$3,300,343	$197,309,692	$104,573,570	$27,800,021

(1) Commenced operations June 7, 2019. Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net assets as of January 1, 2019	$5,717,283	$2,463,304	$12,388,418	$4,680,953

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,924	(46,892)	352,152	23,441
Total realized gains (losses) on investments	359,038	939,941	(102,330)	234,008
Change in net unrealized appreciation (depreciation)
of investments	1,023,593	250,524	2,611,742	971,917
Net gains (losses) on investments	1,398,555	1,143,573	2,861,564	1,229,366
Net increase (decrease) in net assets resulting from operations	1,398,555	1,143,573	2,861,564	1,229,366
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,614,093	2,204,502	2,913,777	669,885
Administration charges	(4,680)	(4,190)	(6,580)	(229)
Contingent sales charges	(2,826)	(2,510)	(7,674)	(3,033)
Contract terminations	(503,270)	(370,555)	(1,212,561)	(546,096)
Death benefit payments	(3,378)	—	(400,308)	(51,676)
Flexible withdrawal option payments	(35,728)	(45,400)	(149,056)	(48,465)
Transfers to other contracts	(695,143)	(582,083)	(1,103,478)	(638,446)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	369,068	1,199,764	34,120	(618,060)
Total increase (decrease)	1,767,623	2,343,337	2,895,684	611,306
Net assets as of December 31, 2019	7,484,906	4,806,641	15,284,102	5,292,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32,548)	(58,306)	123,876	(4,539)
Total realized gains (losses) on investments	355,566	448,537	271,979	183,214
Change in net unrealized appreciation (depreciation)
of investments	1,090,347	1,874,655	42,454	(237,955)
Net gains (losses) on investments	1,413,365	2,264,886	438,309	(59,280)
Net increase (decrease) in net assets resulting from operations	1,413,365	2,264,886	438,309	(59,280)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,316,459	3,019,957	1,900,123	614,495
Administration charges	(6,465)	(9,828)	(8,954)	(89)
Contingent sales charges	(3,118)	(1,590)	(5,239)	(2,356)
Contract terminations	(388,675)	(241,800)	(928,464)	(477,629)
Death benefit payments	—	(21,408)	(84,462)	(346)
Flexible withdrawal option payments	(34,301)	(48,459)	(154,112)	(53,090)
Transfers to other contracts	(1,435,100)	(2,260,745)	(1,789,164)	(1,016,856)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	448,800	436,127	(1,070,272)	(935,871)
Total increase (decrease)	1,862,165	2,701,013	(631,963)	(995,151)
Net assets as of December 31, 2020	$9,347,071	$7,507,654	$14,652,139	$4,297,108

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division

Net assets as of January 1, 2019	$283,507,349	$—	$2,453,269	$3,204,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,397,099)	—	(39,535)	(53,606)
Total realized gains (losses) on investments	67,777,369	—	339,120	828,470
Change in net unrealized appreciation (depreciation)
of investments	45,967,907	—	464,714	202,087
Net gains (losses) on investments	110,348,177	—	764,299	976,951
Net increase (decrease) in net assets resulting from operations	110,348,177	—	764,299	976,951
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,681,901	—	989,491	3,972,039
Administration charges	(222,347)	—	(5,278)	(13,400)
Contingent sales charges	(99,038)	—	(2,172)	(5,994)
Contract terminations	(36,849,537)	—	(304,518)	(1,079,093)
Death benefit payments	(3,673,104)	—	(12,863)	(137,595)
Flexible withdrawal option payments	(4,328,708)	—	(24,535)	(81,785)
Transfers to other contracts	(19,885,148)	—	(351,589)	(201,992)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(55,375,981)	—	288,536	2,452,180
Total increase (decrease)	54,972,196	—	1,052,835	3,429,131
Net assets as of December 31, 2019	338,479,545	—	3,506,104	6,633,874

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,815,981)	(1,052)	(41,812)	(51,285)
Total realized gains (losses) on investments	41,378,330	155,591	319,099	453,213
Change in net unrealized appreciation (depreciation)
of investments	9,607,032	278,099	903,934	602,708
Net gains (losses) on investments	49,169,381	432,638	1,181,221	1,004,636
Net increase (decrease) in net assets resulting from operations	49,169,381	432,638	1,181,221	1,004,636
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	12,341,296	3,380,401	589,433	160,254
Administration charges	(185,708)	(2,083)	(6,127)	(11,888)
Contingent sales charges	(58,138)	(32)	(1,813)	(1,926)
Contract terminations	(25,498,930)	(2,276)	(227,541)	(390,329)
Death benefit payments	(4,107,656)	1	(1,047)	(73,599)
Flexible withdrawal option payments	(3,947,174)	(588)	(32,802)	(70,324)
Transfers to other contracts	(25,754,437)	(241,469)	(625,126)	(636,354)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(47,210,747)	3,133,954	(305,023)	(1,024,166)
Total increase (decrease)	1,958,634	3,566,592	876,198	(19,530)
Net assets as of December 31, 2020	$340,438,179	$3,566,592	$4,382,302	$6,614,344

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy Class M Division

Net assets as of January 1, 2019	$1,506	$2,747,439	$100,446	$43,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	37,455	1,758	1,598
Total realized gains (losses) on investments	663	(63,142)	196	(944)
Change in net unrealized appreciation (depreciation)
of investments	430	280,847	8,554	3,743
Net gains (losses) on investments	1,100	255,160	10,508	4,397
Net increase (decrease) in net assets resulting from operations	1,100	255,160	10,508	4,397
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	14,856	161,892	2,418	7,213
Administration charges	(14)	—	(201)	(168)
Contingent sales charges	—	(2,063)	—	(4)
Contract terminations	—	(371,482)	—	(176)
Death benefit payments	—	(39,518)	—	—
Flexible withdrawal option payments	—	(52,877)	—	(903)
Transfers to other contracts	(1,886)	(279,868)	(785)	(2,691)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	12,956	(583,916)	1,432	3,271
Total increase (decrease)	14,056	(328,756)	11,940	7,668
Net assets as of December 31, 2019	15,562	2,418,683	112,386	51,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(73)	72,193	5,899	2,335
Total realized gains (losses) on investments	1,149	(42,629)	1,120	(1,217)
Change in net unrealized appreciation (depreciation)
of investments	5,446	77,337	7,973	2,360
Net gains (losses) on investments	6,522	106,901	14,992	3,478
Net increase (decrease) in net assets resulting from operations	6,522	106,901	14,992	3,478
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	29,611	142,691	84,502	22,845
Administration charges	(82)	—	(440)	(185)
Contingent sales charges	—	(1,096)	(8)	(4)
Contract terminations	—	(222,146)	(598)	(174)
Death benefit payments	—	(14,103)	(47,030)	—
Flexible withdrawal option payments	—	(35,982)	—	(1,639)
Transfers to other contracts	(1,755)	(269,415)	(518)	(3,575)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	27,774	(400,051)	35,908	17,268
Total increase (decrease)	34,296	(293,150)	50,900	20,746
Net assets as of December 31, 2020	$49,858	$2,125,533	$163,286	$72,222

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net assets as of January 1, 2019	$17,923,374	$1,028,500	$21,623,124	$91,428,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	682,969	16,403	366,519	171,149
Total realized gains (losses) on investments	(136,964)	4,074	(222,581)	13,441,306
Change in net unrealized appreciation (depreciation)
of investments	1,771,178	7,635	1,307,644	12,272,884
Net gains (losses) on investments	2,317,183	28,112	1,451,582	25,885,339
Net increase (decrease) in net assets resulting from operations	2,317,183	28,112	1,451,582	25,885,339
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,214,331	1,230,075	4,521,241	2,265,862
Administration charges	(7,127)	(973)	(6,739)	(150,636)
Contingent sales charges	(10,395)	(1,730)	(15,489)	(47,216)
Contract terminations	(1,781,490)	(198,730)	(2,573,947)	(11,933,726)
Death benefit payments	(339,641)	—	(208,832)	(1,369,645)
Flexible withdrawal option payments	(258,862)	(13,518)	(352,498)	(1,943,632)
Transfers to other contracts	(1,062,291)	(545,932)	(1,517,135)	(6,708,312)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(245,475)	469,192	(153,399)	(19,887,305)
Total increase (decrease)	2,071,708	497,304	1,298,183	5,998,034
Net assets as of December 31, 2019	19,995,082	1,525,804	22,921,307	97,426,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	681,385	(87)	217,006	(92,359)
Total realized gains (losses) on investments	(149,296)	6,703	418,649	8,743,754
Change in net unrealized appreciation (depreciation)
of investments	211,031	25,410	1,087,604	5,689,670
Net gains (losses) on investments	743,120	32,026	1,723,259	14,341,065
Net increase (decrease) in net assets resulting from operations	743,120	32,026	1,723,259	14,341,065
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,789,196	2,749,628	13,737,857	3,495,777
Administration charges	(11,880)	(4,558)	(15,661)	(125,078)
Contingent sales charges	(7,710)	(378)	(14,174)	(25,297)
Contract terminations	(1,345,434)	(65,855)	(2,498,760)	(6,837,156)
Death benefit payments	(240,039)	—	(518,529)	(882,911)
Flexible withdrawal option payments	(240,771)	(12,451)	(368,773)	(1,707,781)
Transfers to other contracts	(3,114,336)	(841,790)	(6,054,923)	(9,132,361)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(170,974)	1,824,596	4,267,037	(15,214,807)
Total increase (decrease)	572,146	1,856,622	5,990,296	(873,742)
Net assets as of December 31, 2020	$20,567,228	$3,382,426	$28,911,603	$96,553,026

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division

Net assets as of January 1, 2019	$2,144,462	$17,559,360	$83,003,590	$54,595,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,784	244,231	856,429	371,311
Total realized gains (losses) on investments	355,171	1,442,283	8,492,660	5,166,094
Change in net unrealized appreciation (depreciation)
of investments	471,338	377,927	3,601,273	5,019,700
Net gains (losses) on investments	850,293	2,064,441	12,950,362	10,557,105
Net increase (decrease) in net assets resulting from operations	850,293	2,064,441	12,950,362	10,557,105
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,604,147	238,748	3,017,400	3,741,072
Administration charges	(9,157)	(48,778)	(363,074)	(249,778)
Contingent sales charges	(3,951)	(6,545)	(41,722)	(41,129)
Contract terminations	(152,931)	(1,212,259)	(8,586,008)	(7,647,216)
Death benefit payments	—	(525,439)	(1,589,979)	(356,024)
Flexible withdrawal option payments	(22,167)	(848,098)	(3,071,940)	(1,205,431)
Transfers to other contracts	(132,968)	(371,887)	(2,732,397)	(1,823,307)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,282,973	(2,774,258)	(13,367,720)	(7,581,813)
Total increase (decrease)	3,133,266	(709,817)	(417,358)	2,975,292
Net assets as of December 31, 2019	5,277,728	16,849,543	82,586,232	57,570,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,993	174,877	944,008	379,826
Total realized gains (losses) on investments	388,960	685,836	5,025,380	1,615,789
Change in net unrealized appreciation (depreciation)
of investments	695,821	626,630	2,003,176	4,943,919
Net gains (losses) on investments	1,101,774	1,487,343	7,972,564	6,939,534
Net increase (decrease) in net assets resulting from operations	1,101,774	1,487,343	7,972,564	6,939,534
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,947,936	309,434	2,634,878	1,482,012
Administration charges	(15,721)	(40,468)	(296,924)	(232,925)
Contingent sales charges	(4,065)	(3,998)	(22,094)	(16,497)
Contract terminations	(216,126)	(1,187,289)	(4,639,558)	(3,295,659)
Death benefit payments	—	(240,321)	(2,214,339)	(74,212)
Flexible withdrawal option payments	(45,060)	(740,726)	(2,737,856)	(1,175,070)
Transfers to other contracts	(886,992)	(298,138)	(3,604,898)	(1,281,532)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,779,972	(2,201,506)	(10,880,791)	(4,593,883)
Total increase (decrease)	2,881,746	(714,163)	(2,908,227)	2,345,651
Net assets as of December 31, 2020	$8,159,474	$16,135,380	$79,678,005	$59,916,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division

Net assets as of January 1, 2019	$12,970,073	$9,719,860	$11,401,149	$61,500,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67,300	65,351	108,883	281,150
Total realized gains (losses) on investments	1,326,258	1,078,935	725,212	9,762,855
Change in net unrealized appreciation (depreciation)
of investments	1,558,385	1,254,271	327,916	7,368,808
Net gains (losses) on investments	2,951,943	2,398,557	1,162,011	17,412,813
Net increase (decrease) in net assets resulting from operations	2,951,943	2,398,557	1,162,011	17,412,813
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,757,962	1,546,017	758,056	3,443,526
Administration charges	(7,110)	(7,149)	(29,568)	(13,915)
Contingent sales charges	(10,156)	(8,301)	(6,695)	(25,495)
Contract terminations	(1,807,050)	(1,374,136)	(1,619,389)	(7,827,368)
Death benefit payments	(25,046)	—	(147,537)	(1,387,136)
Flexible withdrawal option payments	(32,715)	(37,223)	(526,867)	(757,886)
Transfers to other contracts	(223,871)	(376,287)	(357,785)	(4,864,877)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(347,986)	(257,079)	(1,929,785)	(11,433,151)
Total increase (decrease)	2,603,957	2,141,478	(767,774)	5,979,662
Net assets as of December 31, 2019	15,574,030	11,861,338	10,633,375	67,480,063

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86,747	43,389	83,699	326,008
Total realized gains (losses) on investments	745,748	445,040	249,250	4,699,003
Change in net unrealized appreciation (depreciation)
of investments	1,228,601	976,197	507,510	(8,777,765)
Net gains (losses) on investments	2,061,096	1,464,626	840,459	(3,752,754)
Net increase (decrease) in net assets resulting from operations	2,061,096	1,464,626	840,459	(3,752,754)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	711,009	333,701	1,855,822	4,751,758
Administration charges	(8,057)	(8,206)	(24,639)	(10,241)
Contingent sales charges	(7,475)	(8,192)	(2,976)	(18,714)
Contract terminations	(1,411,292)	(1,526,289)	(734,253)	(5,753,053)
Death benefit payments	(40,232)	(24,348)	(366,668)	(487,558)
Flexible withdrawal option payments	(36,521)	(35,850)	(488,910)	(652,035)
Transfers to other contracts	(396,989)	(386,480)	(1,683,326)	(5,217,349)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,189,557)	(1,655,664)	(1,444,950)	(7,387,192)
Total increase (decrease)	871,539	(191,038)	(604,491)	(11,139,946)
Net assets as of December 31, 2020	$16,445,569	$11,670,300	$10,028,884	$56,340,117

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net assets as of January 1, 2019	$3,270,539	$490,443	$423,580	$1,824,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,204	(6,684)	1,456	(22,331)
Total realized gains (losses) on investments	311,375	27,388	(5,564)	83,014
Change in net unrealized appreciation (depreciation)
of investments	675,230	78,927	64,075	655,958
Net gains (losses) on investments	1,016,809	99,631	59,967	716,641
Net increase (decrease) in net assets resulting from operations	1,016,809	99,631	59,967	716,641
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,453,536	29,495	64,522	753,174
Administration charges	(9,021)	(563)	(482)	(6,359)
Contingent sales charges	(2,890)	(75)	(482)	(810)
Contract terminations	(144,613)	(9,756)	(27,286)	(72,927)
Death benefit payments	(22,707)	—	—	(2,444)
Flexible withdrawal option payments	(19,470)	(1,343)	(2,028)	(8,066)
Transfers to other contracts	(436,200)	(1,457)	(18,746)	(109,095)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,818,635	16,301	15,498	553,473
Total increase (decrease)	2,835,444	115,932	75,465	1,270,114
Net assets as of December 31, 2019	6,105,983	606,375	499,045	3,094,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49,685	(480)	(1,671)	(35,138)
Total realized gains (losses) on investments	209,339	767	(29,523)	912,897
Change in net unrealized appreciation (depreciation)
of investments	(508,908)	34,610	(63,410)	1,562,865
Net gains (losses) on investments	(249,884)	34,897	(94,604)	2,440,624
Net increase (decrease) in net assets resulting from operations	(249,884)	34,897	(94,604)	2,440,624
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,692,257	76,133	168,643	4,997,593
Administration charges	(15,031)	(613)	(431)	(12,418)
Contingent sales charges	(1,311)	—	(190)	(1,441)
Contract terminations	(106,585)	—	(13,330)	(113,034)
Death benefit payments	(38,966)	—	—	(97,312)
Flexible withdrawal option payments	(35,583)	(2,192)	(2,602)	(22,566)
Transfers to other contracts	(1,630,453)	(278,602)	(34,447)	(818,816)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	864,328	(205,274)	117,643	3,932,006
Total increase (decrease)	614,444	(170,377)	23,039	6,372,630
Net assets as of December 31, 2020	$6,720,427	$435,998	$522,084	$9,467,627

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division

Net assets as of January 1, 2019	$432,208,696	$13,096,767	$102,967,862	$6,003,981

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,501,847	270,670	1,417,793	139,591
Total realized gains (losses) on investments	18,513,667	691,456	1,648,177	107,235
Change in net unrealized appreciation (depreciation)
of investments	50,648,846	1,939,678	10,844,136	704,735
Net gains (losses) on investments	73,664,360	2,901,804	13,910,106	951,561
Net increase (decrease) in net assets resulting from operations	73,664,360	2,901,804	13,910,106	951,561
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	7,644,958	8,382,193	3,039,184	2,936,995
Administration charges	(2,314,355)	(39,690)	(319,597)	(17,741)
Contingent sales charges	(271,690)	(7,386)	(50,414)	(2,800)
Contract terminations	(52,764,065)	(397,706)	(10,153,043)	(259,596)
Death benefit payments	(5,599,660)	(25,142)	(1,891,987)	(66,341)
Flexible withdrawal option payments	(12,303,301)	(274,825)	(3,014,496)	(78,341)
Transfers to other contracts	(12,287,637)	(814,816)	(2,365,937)	(539,825)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(77,895,750)	6,822,628	(14,756,290)	1,972,351
Total increase (decrease)	(4,231,390)	9,724,432	(846,184)	2,923,912
Net assets as of December 31, 2019	427,977,306	22,821,199	102,121,678	8,927,893

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,079,910	249,344	883,410	147,554
Total realized gains (losses) on investments	6,475,962	746,852	720,844	202,437
Change in net unrealized appreciation (depreciation)
of investments	25,867,935	1,416,053	5,514,695	614,274
Net gains (losses) on investments	35,423,807	2,412,249	7,118,949	964,265
Net increase (decrease) in net assets resulting from operations	35,423,807	2,412,249	7,118,949	964,265
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,621,622	6,245,640	4,086,443	4,567,661
Administration charges	(2,092,437)	(49,125)	(290,311)	(28,781)
Contingent sales charges	(109,156)	(8,643)	(26,517)	(1,996)
Contract terminations	(25,290,685)	(1,023,296)	(5,929,445)	(199,966)
Death benefit payments	(5,161,877)	(262,065)	(858,063)	(225,159)
Flexible withdrawal option payments	(11,216,316)	(368,651)	(2,784,391)	(114,865)
Transfers to other contracts	(15,532,944)	(2,284,077)	(4,536,224)	(798,514)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(48,781,793)	2,249,783	(10,338,508)	3,198,380
Total increase (decrease)	(13,357,986)	4,662,032	(3,219,559)	4,162,645
Net assets as of December 31, 2020	$414,619,320	$27,483,231	$98,902,119	$13,090,538

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net assets as of January 1, 2019	$85,786,472	$10,748,886	$126,846,709	$12,512,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	339,518	87,003	2,524,636	368,732
Total realized gains (losses) on investments	3,463,132	395,507	1,694,363	401,769
Change in net unrealized appreciation (depreciation)
of investments	14,010,768	1,980,212	9,732,166	796,351
Net gains (losses) on investments	17,813,418	2,462,722	13,951,165	1,566,852
Net increase (decrease) in net assets resulting from operations	17,813,418	2,462,722	13,951,165	1,566,852
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,038,413	6,293,800	10,702,178	4,999,435
Administration charges	(9,452)	(39,039)	(183,686)	(37,255)
Contingent sales charges	(64,498)	(16,459)	(64,191)	(7,084)
Contract terminations	(13,152,309)	(1,212,642)	(13,396,036)	(483,842)
Death benefit payments	(284,300)	(2,298,694)	(5,832,018)	(25,237)
Flexible withdrawal option payments	(896,275)	(82,063)	(3,713,775)	(234,151)
Transfers to other contracts	(3,869,176)	(185,015)	(6,521,199)	(1,457,975)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,237,597)	2,459,888	(19,008,727)	2,753,891
Total increase (decrease)	3,575,821	4,922,610	(5,057,562)	4,320,743
Net assets as of December 31, 2019	89,362,293	15,671,496	121,789,147	16,832,897

Increase (decrease) in net assets
Operations:
Net investment income (loss)	362,258	117,530	1,549,246	351,921
Total realized gains (losses) on investments	1,786,903	347,506	237,246	359,518
Change in net unrealized appreciation (depreciation)
of investments	6,493,284	1,660,868	3,963,733	537,698
Net gains (losses) on investments	8,642,445	2,125,904	5,750,225	1,249,137
Net increase (decrease) in net assets resulting from operations	8,642,445	2,125,904	5,750,225	1,249,137
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,963,160	3,646,157	10,408,619	6,768,042
Administration charges	(7,586)	(51,526)	(154,407)	(50,933)
Contingent sales charges	(28,114)	(6,317)	(49,892)	(4,816)
Contract terminations	(6,699,300)	(625,902)	(11,160,553)	(412,795)
Death benefit payments	(826,951)	(7,021)	(1,737,243)	—
Flexible withdrawal option payments	(993,171)	(128,602)	(3,453,796)	(307,704)
Transfers to other contracts	(6,016,164)	(1,015,474)	(9,317,983)	(1,376,301)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,608,126)	1,811,315	(15,465,255)	4,615,493
Total increase (decrease)	(1,965,681)	3,937,219	(9,715,030)	5,864,630
Net assets as of December 31, 2020	$87,396,612	$19,608,715	$112,074,117	$22,697,527

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division

Net assets as of January 1, 2019	$50,948,524	$6,018,609	$73,768,489	$86,880,566

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,080	32,443	905,453	(965,794)
Total realized gains (losses) on investments	2,314,292	464,664	(209,413)	15,837,119
Change in net unrealized appreciation (depreciation)
of investments	9,809,596	1,256,273	1,637,793	6,475,160
Net gains (losses) on investments	12,130,968	1,753,380	2,333,833	21,346,485
Net increase (decrease) in net assets resulting from operations	12,130,968	1,753,380	2,333,833	21,346,485
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,059,750	2,783,131	14,314,980	3,630,644
Administration charges	(7,806)	(20,995)	(240,542)	(73,134)
Contingent sales charges	(42,933)	(4,826)	(60,793)	(31,927)
Contract terminations	(8,696,828)	(267,362)	(11,457,382)	(11,455,738)
Death benefit payments	(24,109)	(2,241)	(558,871)	(674,467)
Flexible withdrawal option payments	(441,551)	(42,900)	(2,799,102)	(1,383,747)
Transfers to other contracts	(2,026,228)	(399,188)	(4,873,624)	(3,917,395)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,179,705)	2,045,619	(5,675,334)	(13,905,764)
Total increase (decrease)	2,951,263	3,798,999	(3,341,501)	7,440,721
Net assets as of December 31, 2019	53,899,787	9,817,608	70,426,988	94,321,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	145,542	81,033	518,148	(704,477)
Total realized gains (losses) on investments	1,035,044	386,927	(115,650)	5,665,015
Change in net unrealized appreciation (depreciation)
of investments	4,710,115	1,710,461	831,836	12,112,650
Net gains (losses) on investments	5,890,701	2,178,421	1,234,334	17,073,188
Net increase (decrease) in net assets resulting from operations	5,890,701	2,178,421	1,234,334	17,073,188
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,882,424	3,946,072	20,590,728	5,399,077
Administration charges	(6,538)	(24,485)	(209,314)	(60,691)
Contingent sales charges	(23,271)	(5,576)	(19,648)	(19,579)
Contract terminations	(5,470,879)	(324,401)	(4,551,225)	(7,903,426)
Death benefit payments	(390,230)	—	(660,081)	(879,171)
Flexible withdrawal option payments	(383,370)	(55,114)	(2,506,745)	(1,210,901)
Transfers to other contracts	(3,966,266)	(1,188,084)	(10,775,347)	(8,727,896)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,358,130)	2,348,412	1,868,368	(13,402,587)
Total increase (decrease)	(1,467,429)	4,526,833	3,102,702	3,670,601
Net assets as of December 31, 2020	$52,432,358	$14,344,441	$73,529,690	$97,991,888

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

Net assets as of January 1, 2019	$1,292,379	$20,946,458	$25,079,375	$4,505,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,025)	(347,436)	(378,192)	282,028
Total realized gains (losses) on investments	272,713	3,049,407	2,685,899	(4,983)
Change in net unrealized appreciation (depreciation)
of investments	125,227	2,988,815	3,884,057	(251,832)
Net gains (losses) on investments	381,915	5,690,786	6,191,764	25,213
Net increase (decrease) in net assets resulting from operations	381,915	5,690,786	6,191,764	25,213
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	991,722	4,514,062	2,092,269	941,071
Administration charges	(4,519)	(16,406)	(8,989)	(3,464)
Contingent sales charges	(2,011)	(13,362)	(22,312)	(864)
Contract terminations	(82,110)	(2,385,049)	(4,017,051)	(100,936)
Death benefit payments	(7,419)	(346,647)	(473,952)	—
Flexible withdrawal option payments	(23,634)	(274,090)	(232,787)	(21,807)
Transfers to other contracts	(94,248)	(2,987,000)	(2,447,036)	(208,699)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	777,781	(1,508,492)	(5,109,858)	605,301
Total increase (decrease)	1,159,696	4,182,294	1,081,906	630,514
Net assets as of December 31, 2019	2,452,075	25,128,752	26,161,281	5,135,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,727)	(384,617)	(366,903)	193,026
Total realized gains (losses) on investments	170,356	3,942,467	2,989,544	(281,824)
Change in net unrealized appreciation (depreciation)
of investments	545,776	4,468,651	3,555,423	(218,205)
Net gains (losses) on investments	699,405	8,026,501	6,178,064	(307,003)
Net increase (decrease) in net assets resulting from operations	699,405	8,026,501	6,178,064	(307,003)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,196,469	9,750,278	2,312,258	735,382
Administration charges	(6,752)	(24,856)	(8,699)	(3,586)
Contingent sales charges	(954)	(10,125)	(12,234)	(1,115)
Contract terminations	(86,446)	(2,012,279)	(2,479,575)	(133,246)
Death benefit payments	(6,484)	(178,017)	(169,053)	—
Flexible withdrawal option payments	(16,949)	(246,853)	(208,090)	(23,538)
Transfers to other contracts	(500,771)	(5,499,872)	(3,647,571)	(2,360,105)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	578,113	1,778,276	(4,212,964)	(1,786,208)
Total increase (decrease)	1,277,518	9,804,777	1,965,100	(2,093,211)
Net assets as of December 31, 2020	$3,729,593	$34,933,529	$28,126,381	$3,042,657

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Templeton Growth VIP Class 2 Division	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division

Net assets as of January 1, 2019	$736,624	$179,539	$19,701	$26,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,833	974	5,385	4,954
Total realized gains (losses) on investments	149,839	16,138	18,236	8,298
Change in net unrealized appreciation (depreciation)
of investments	(69,823)	(4,844)	32,198	20,850
Net gains (losses) on investments	93,849	12,268	55,819	34,102
Net increase (decrease) in net assets resulting from operations	93,849	12,268	55,819	34,102
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	17,446	162,285	550,310	956,931
Administration charges	—	(795)	(1,271)	(13)
Contingent sales charges	(2)	(408)	—	—
Contract terminations	(159,066)	(17,843)	—	—
Death benefit payments	(4,129)	—	—	—
Flexible withdrawal option payments	(6,975)	(827)	—	—
Transfers to other contracts	(16,426)	(30,313)	(380)	(431)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(169,152)	112,099	548,659	956,487
Total increase (decrease)	(75,303)	124,367	604,478	990,589
Net assets as of December 31, 2019	661,321	303,906	624,179	1,016,846

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,432	(2,866)	4,491	5,722
Total realized gains (losses) on investments	(32,865)	935	10,424	(17,994)
Change in net unrealized appreciation (depreciation)
of investments	57,857	24,659	96,223	61,687
Net gains (losses) on investments	37,424	22,728	111,138	49,415
Net increase (decrease) in net assets resulting from operations	37,424	22,728	111,138	49,415
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	120,847	107,323	362,507	336,029
Administration charges	—	(1,148)	(2,352)	(347)
Contingent sales charges	(115)	(226)	—	(15)
Contract terminations	(17,820)	(12,107)	—	(1,075)
Death benefit payments	(41,860)	—	—	—
Flexible withdrawal option payments	(6,680)	(882)	—	(7,652)
Transfers to other contracts	(135,855)	(21,109)	(85,439)	(348,730)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(81,483)	71,851	274,716	(21,790)
Total increase (decrease)	(44,059)	94,579	385,854	27,625
Net assets as of December 31, 2020	$617,262	$398,485	$1,010,033	$1,044,471

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2019	$—	$33,799	$11,140	$3,895,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,229)	5,969	286	(56,342)
Total realized gains (losses) on investments	726	30,868	2,087	(362,083)
Change in net unrealized appreciation (depreciation)
of investments	8,040	56,486	5,737	802,914
Net gains (losses) on investments	7,537	93,323	8,110	384,489
Net increase (decrease) in net assets resulting from operations	7,537	93,323	8,110	384,489
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	300,734	1,421,161	363,477	668,767
Administration charges	(131)	(707)	(83)	(721)
Contingent sales charges	(73)	—	(4,209)	(2,958)
Contract terminations	(13,148)	—	(141,168)	(500,183)
Death benefit payments	—	—	—	(15,067)
Flexible withdrawal option payments	—	(1,528)	—	(30,310)
Transfers to other contracts	—	(502,535)	(4)	(442,881)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	287,382	916,391	218,013	(323,353)
Total increase (decrease)	294,919	1,009,714	226,123	61,136
Net assets as of December 31, 2019	294,919	1,043,513	237,263	3,957,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	413	(1,801)	1,847	(22,510)
Total realized gains (losses) on investments	589	8,957	455	(208,463)
Change in net unrealized appreciation (depreciation)
of investments	15,522	26,042	25,816	894,908
Net gains (losses) on investments	16,524	33,198	28,118	663,935
Net increase (decrease) in net assets resulting from operations	16,524	33,198	28,118	663,935
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,561	147,468	60,034	553,489
Administration charges	(513)	(1,752)	(1,008)	(701)
Contingent sales charges	—	(7)	(2)	(1,543)
Contract terminations	—	(494)	(148)	(280,002)
Death benefit payments	—	—	—	(37,767)
Flexible withdrawal option payments	—	(1,760)	(659)	(19,995)
Transfers to other contracts	—	(526,351)	(232)	(583,846)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	38,048	(382,896)	57,985	(370,365)
Total increase (decrease)	54,572	(349,698)	86,103	293,570
Net assets as of December 31, 2020	$349,491	$693,815	$323,366	$4,250,578

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2020, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (5)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (4)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (4)
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account (9)
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Global Opportunity Portfolio – Class III (10)
American Century Investments®:
VP Capital Appreciation Fund – Class I
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2 (3)
Asset Allocation Fund – Class 4
Blue Chip Income and Growth Fund – Class 2 (3)
Blue Chip Income and Growth Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Bond Fund – Class 2
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund – Class 2
New World Fund – Class 4
BlackRock Variable Insurance Funds:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage U.S. Total Market V.I. Fund – Class III
Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond – Class F (6)
Russell 2000 Small Cap Index – Class F
S&P MidCap 400 Index – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II
Columbia Variable Portfolio:
Limited Duration Credit – Class 2
Small Cap Value – Class 2
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class
Small Cap Value – Service Class

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

DWS Variable Series II:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust (SM):
1290 VT Convertible Securities Portfolio – Class IB (7)
1290 VT GAMCO Small Company Value Portfolio – Class IB (7)
1290 VT Micro Cap Portfolio – Class IB (7)
1290 VT SmartBeta Equity Portfolio – Class IB (7)
1290 VT Socially Responsible Portfolio – Class IB (7)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 – Service Class 2 (7)
Freedom 2030 – Service Class 2 (7)
Freedom 2040 – Service Class 2 (7)
Freedom 2050 – Service Class 2 (7)
Government Money Market Portfolio – Initial Class (2)
Government Money Market Portfolio – Service Class 2 (2)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP – Class 4 (6)
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2 (7)
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares
Oppenheimer Discovery Mid Cap Growth Fund – Series I Shares (8)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Oppenheimer Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Henderson Series:
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares (7) (11)
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S (6)
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
Commodity Real Return Strategy Portfolio – Class M
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (6)
Balanced ETF Portfolio Investor Class (6)
Conservative ETF Portfolio Investor Class (6)
Growth ETF Portfolio Investor Class (6)
Moderate Growth ETF Portfolio Investor Class (6)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life.
(2)    Commenced operations February 8, 2016.
(3)    Commenced operations May 23, 2016.
(4)    Commenced operations April 6, 2017.
(5)    Commenced operations May 26, 2017.
(6)    Commenced operations June 11, 2018.
(7)    Commenced operations June 7, 2019.
(8)    Commenced operations April 30, 2020.
(9) Commenced operations June 8, 2020.
(10) Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(11) Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

                Commenced operations date is the date the division became available to contractholders.

                During 2020, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 1, 2020	Invesco MidCap Growth Series I	Invesco Oppenheimer Discovery Mid Cap Growth	$986,718

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2020. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.50% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

During the year ended December 31, 2020, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets (1)	1.25	1.20	1.15	1.10	1.05
International Emerging Markets (2)	1.10	1.05	1.00	0.95	0.90

(1) Period from January 1, 2020 to April 30, 2020. (2) Period from May 1, 2020 to December 31, 2020.

	Net Assets
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income	0.50%	0.45%	0.40%

	Net Assets
	(in millions)
	First $500	Over $500
Principal Capital Appreciation	0.625%	0.500%

	Net Assets
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond	0.50%	0.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

All Net Assets
Diversified Balanced	0.05%
Diversified Balanced Managed Volatility	0.05
Diversified Balanced Volatility Control	0.05
Diversified Growth	0.05
Diversified Growth Managed Volatility	0.12
Diversified Growth Volatility Control	0.12
Diversified Income	0.05
LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive certain of the divisions’ management and investment advisory fees. The expense waiver will reduce the division’s management and investment advisory fees by the following amounts:

	From January 1, 2020 through December 31, 2020
	All Classes	Expiration
International Emerging Markets	0.150%	April 30, 2020
LargeCap Growth I	0.016	April 30, 2021

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2020 through December 31, 2020
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility	N/A	0.31%	April 30, 2021
Diversified Balanced Volatility Control	N/A	0.39	April 30, 2020
Diversified Growth Managed Volatility	N/A	0.31	April 30, 2020
International Emerging Markets	1.20%	N/A	April 30, 2021
LargeCap Growth I	0.69	N/A	April 30, 2021

The Manager has contractually agreed to reduce the Short-Term Income division’s expenses by 0.01% through the period ended April 30, 2021.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the divisions incur in connection with investments they make, acquired fund fees and expenses and other extraordinary expenses) attributable to Class 2 shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows during 2020:

Expense Limit
Class 2
Diversified Income	0.31%

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

4. Purchases and Sales of Investments
The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2020:

Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$766,918	$1,714,700

AllianceBernstein Small/Mid Cap Value Class A	$629,233	$1,241,389

Alps/Red Global Opportunity Portfolio Class III	$376,404	$149,940

American Century VP Capital Appreciation Class I	$394,507	$557,070

American Century VP Income & Growth Class I	$1,036,368	$1,147,863

American Century VP Inflation Protection Class II	$7,929,017	$8,708,961

American Century VP Mid Cap Value Class II	$848,939	$1,892,091

American Century VP Ultra Class I	$1,245,860	$1,514,084

American Century VP Ultra Class II	$4,398,973	$10,549,662

American Century VP Value Class II	$2,025,966	$2,291,918

American Funds Insurance Series Asset Allocation Fund Class 2	$422,050	$678,545

American Funds Insurance Series Asset Allocation Fund Class 4	$2,122,203	$1,083,536

American Funds Insurance Series Blue Chip Income and Growth Class 2	$910,952	$898,251

American Funds Insurance Series Blue Chip Income and Growth Class 4	$2,836,083	$1,263,435

American Funds Insurance Series Global Small Capitalization Fund Class 2	$224,756	$217,434

American Funds Insurance Series Global Small Capitalization Fund Class 4	$954,019	$402,245

American Funds Insurance Series High-Income Bond Class 2	$259,170	$167,351

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$2,740,819	$434,358

American Funds Insurance Series Managed Risk Growth Fund Class P2	$2,003,082	$926,716

American Funds Insurance Series Managed Risk International Fund Class P2	$139,999	$56,699

American Funds Insurance Series New World Fund Class 2	$505,993	$544,781

American Funds Insurance Series New World Fund Class 4	$1,387,777	$532,814

BlackRock 60/40 Target Allocation Class III	$740,464	$142,082

BlackRock Advantage U.S. Total Market Class III	$988,212	$192,812

BlackRock Global Allocation Class III	$618,799	$594,575

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

BNY Mellon IP MidCap Stock Service Shares	$165,113	$105,407

BNY Mellon IP Technology Growth Service Shares	$2,963,075	$3,338,850

Calvert EAFE International Index Class F	$892,508	$268,502

Calvert Investment Grade Bond Portfolio Class F	$3,018,332	$428,252

Calvert Russell 2000 Small Cap Index Class F	$1,299,302	$539,860

Calvert S&P MidCap 400 Index Class F	$1,885,734	$915,856

ClearBridge Small Cap Growth Class II	$1,621,714	$744,802

Columbia Limited Duration Credit Class 2	$3,999,073	$772,706

Columbia Small Cap Value Class 2	$468,969	$310,112

Core Plus Bond Class 1	$25,619,206	$26,046,973

Delaware Limited Term Diversified Income Service Class	$831,043	$126,707

Delaware Small Cap Value Service Class	$375,800	$430,829

Diversified Balanced Class 1	$2,270,217	$5,331,501

Diversified Balanced Class 2	$94,145,893	$161,983,367

Diversified Balanced Managed Volatility Class 2	$23,704,875	$24,861,186

Diversified Balanced Volatility Control Class 2	$42,585,807	$13,627,509

Diversified Growth Class 2	$324,931,843	$524,384,518

Diversified Growth Managed Volatility Class 2	$43,209,805	$40,565,925

Diversified Growth Volatility Control Class 2	$220,356,849	$46,660,039

Diversified Income Class 2	$100,772,650	$78,413,249

Diversified International Class 1	$6,431,145	$17,161,837

DWS Alternative Asset Allocation Class B	$5,464	$2,253

DWS Equity 500 Index Class B2	$372,104	$262,955

DWS Small Mid Cap Value Class B	$314,452	$333,245

EQ Convertible Securities Class IB	$163,032	$1,585

EQ GAMCO Small Company Value Class IB	$62,547	$1,249

EQ Micro Cap Class IB	$82,349	$2,505

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

EQ SmartBeta Equity Class IB	$270,413	$34,358

EQ Socially Responsible Class IB	$149,848	$12,583

Equity Income Class 1	$26,115,445	$42,862,013

Equity Income Class 2	$2,779,429	$2,090,412

Fidelity VIP Contrafund Service Class	$1,033,918	$6,964,920

Fidelity VIP Contrafund Service Class 2	$6,151,637	$11,842,040

Fidelity VIP Equity-Income Service Class 2	$3,588,714	$4,516,602

Fidelity VIP Freedom 2020 Service Class 2	$383,132	$91,097

Fidelity VIP Freedom 2030 Service Class 2	$858,725	$103,794

Fidelity VIP Freedom 2040 Service Class 2	$496,830	$16,663

Fidelity VIP Freedom 2050 Service Class 2	$479,265	$276,863

Fidelity VIP Government Money Market Initial Class	$37,404,498	$26,987,209

Fidelity VIP Government Money Market Service Class 2	$23,791,627	$18,214,341

Fidelity VIP Growth Service Class	$2,490,769	$2,842,530

Fidelity VIP Growth Service Class 2	$2,608,332	$3,300,334

Fidelity VIP Mid Cap Service Class	$503	$845

Fidelity VIP Mid Cap Service Class 2	$2,734,109	$5,057,879

Fidelity VIP Overseas Service Class 2	$2,041,930	$4,424,314

Franklin Global Real Estate VIP Class 2	$508,141	$176,325

Franklin Income VIP Class 4	$1,114,046	$333,690

Franklin Rising Dividends VIP Class 4	$1,710,562	$812,665

Franklin Small Cap Value VIP Class 2	$652,924	$1,024,097

Franklin U.S. Government Fund Class 2	$2,477,219	$412,069

Goldman Sachs VIT Mid Cap Value Institutional Shares	$1,213,120	$1,800,983

Goldman Sachs VIT Mid Cap Value Service Shares	$493,059	$234,689

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$346,047	$280,208

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$537,642	$1,018,999

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$87,400	$94,976

Government & High Quality Bond Class 1	$20,823,783	$20,607,294

Guggenheim Floating Rate Strategies Series F	$545,161	$690,804

Guggenheim Investments Global Managed Futures Strategy	$122,077	$108,758

Guggenheim Investments Long Short Equity	$66,992	$14,133

Guggenheim Investments Multi-Hedge Strategies	$254,070	$250,453

International Emerging Markets Class 1	$3,274,221	$8,799,375

Invesco American Franchise Series I	$721,380	$816,671

Invesco Balanced-Risk Allocation Series II	$243,032	$101,734

Invesco Core Equity Series I	$3,432,121	$1,971,614

Invesco Health Care Series I	$652,667	$1,206,839

Invesco Health Care Series II	$2,168,007	$467,535

Invesco International Growth Series I	$787,369	$1,602,834

Invesco International Growth Series II	$684,527	$172,299

Invesco Oppenheimer Discovery Mid Cap Growth Series I	$1,063,813	$325,803

Invesco Oppenheimer Main Street Small Cap Series II	$32,380	$88,962

Invesco Small Cap Equity Series I	$989,679	$1,889,000

Invesco Technology Series I	$849,629	$974,697

Invesco Value Opportunities Series I	$589,967	$814,040

Janus Henderson Enterprise Service Shares	$880,574	$1,735,771

Janus Henderson Flexible Bond Service Shares	$8,029,274	$4,112,946

Janus Henderson Global Technology and Innovation Service Shares	$2,792,364	$398,267

LargeCap Growth I Class 1	$18,917,966	$35,884,800

LargeCap S&P 500 Index Class 1	$18,727,015	$22,705,304

LargeCap S&P 500 Index Class 2	$13,124,134	$3,531,051

MFS International Intrinsic Value Service Class	$2,535,098	$1,960,670

MFS New Discovery Service Class	$3,639,479	$2,642,135

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

MFS Utilities Service Class	$2,556,702	$3,147,260

MFS Value Service Class	$858,669	$1,610,901

MidCap Class 1	$44,068,154	$63,581,290

MidCap Class 2	$3,548,359	$255,708

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$788,748	$936,268

Neuberger Berman AMT Sustainable Equity Class I	$439,257	$1,271,161

Neuberger Berman AMT Sustainable Equity Class S	$30,704	$2,002

PIMCO All Asset Administrative Class	$244,105	$571,963

PIMCO All Asset Advisor Class	$91,950	$50,143

PIMCO Commodity Real Return Strategy Class M	$25,632	$6,029

PIMCO High Yield Administrative Class	$5,721,935	$5,211,524

PIMCO Low Duration Advisor Class	$2,772,677	$948,168

PIMCO Total Return Administrative Class	$14,556,398	$9,792,714

Principal Capital Appreciation Class 1	$8,997,152	$19,961,682

Principal Capital Appreciation Class 2	$3,305,924	$1,217,195

Principal LifeTime 2010 Class 1	$994,186	$2,730,958

Principal LifeTime 2020 Class 1	$6,022,174	$14,571,081

Principal LifeTime 2030 Class 1	$3,559,680	$6,830,088

Principal LifeTime 2040 Class 1	$1,302,275	$2,102,949

Principal LifeTime 2050 Class 1	$753,607	$2,132,593

Principal LifeTime Strategic Income Class 1	$2,089,287	$3,442,121

Real Estate Securities Class 1	$9,130,648	$12,916,451

Real Estate Securities Class 2	$3,145,519	$1,884,011

Rydex Basic Materials	$83,467	$286,359

Rydex Commodities Strategy	$172,142	$56,170

Rydex NASDAQ 100	$5,667,586	$1,117,104

SAM Balanced Portfolio Class 1	$31,509,531	$64,911,445

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

Division	Purchases	Sales

SAM Balanced Portfolio Class 2	$7,455,489	$4,211,251

SAM Conservative Balanced Portfolio Class 1	$8,026,749	$15,755,934

SAM Conservative Balanced Portfolio Class 2	$5,020,338	$1,465,982

SAM Conservative Growth Portfolio Class 1	$6,802,746	$15,730,457

SAM Conservative Growth Portfolio Class 2	$4,173,229	$1,982,166

SAM Flexible Income Portfolio Class 1	$16,014,321	$27,435,840

SAM Flexible Income Portfolio Class 2	$7,749,669	$2,325,699

SAM Strategic Growth Portfolio Class 1	$4,878,820	$10,941,342

SAM Strategic Growth Portfolio Class 2	$4,427,823	$1,704,985

Short-Term Income Class 1	$22,045,141	$19,658,625

SmallCap Class 1	$11,823,976	$19,916,458

SmallCap Class 2	$1,401,518	$642,368

T. Rowe Price Blue Chip Growth Portfolio II	$10,874,465	$8,356,619

T. Rowe Price Health Sciences Portfolio II	$3,892,511	$6,892,125

Templeton Global Bond VIP Class 4	$968,831	$2,562,013

Templeton Growth VIP Class 2	$138,380	$207,431

The Merger Fund	$108,343	$38,338

TOPS Aggressive Growth ETF Portfolio Investor Class	$380,402	$93,105

TOPS Balanced ETF Portfolio Investor Class	$349,634	$365,397

TOPS Conservative ETF Portfolio Investor Class	$43,901	$4,990

TOPS Growth ETF Portfolio Investor Class	$155,931	$537,276

TOPS Moderate Growth ETF Portfolio Investor Class	$64,528	$4,204

VanEck Global Hard Assets Class S	$578,446	$971,321

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

5. Changes in Units Outstanding
Transactions in units were as follows for each of the years ended December 31:

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	9,658	32,281	(22,623)	13,845	46,565	(32,720)

AllianceBernstein Small/Mid Cap Value Class A	33,508	92,830	(59,322)	28,151	28,919	(768)

Alps/Red Global Opportunity Portfolio Class III	26,439	12,596	13,843	19,277	1,711	17,566

American Century VP Capital Appreciation Class I	12,046	29,941	(17,895)	10,606	59,031	(48,425)

American Century VP Income & Growth Class I	16,724	43,411	(26,687)	16,218	65,666	(49,448)

American Century VP Inflation Protection Class II	567,816	611,743	(43,927)	318,547	623,884	(305,337)

American Century VP Mid Cap Value Class II	32,744	75,549	(42,805)	27,319	52,492	(25,173)

American Century VP Ultra Class I	25,451	42,951	(17,500)	12,321	42,433	(30,112)

American Century VP Ultra Class II	46,131	260,270	(214,139)	48,215	285,743	(237,528)

American Century VP Value Class II	85,425	120,491	(35,066)	39,808	103,608	(63,800)

American Funds Insurance Series Asset Allocation Fund Class 2	27,390	48,598	(21,208)	25,221	40,421	(15,200)

American Funds Insurance Series Asset Allocation Fund Class 4	167,082	85,403	81,679	409,258	75,417	333,841

American Funds Insurance Series Blue Chip Income and Growth Class 2	62,701	67,705	(5,004)	43,586	44,977	(1,391)

American Funds Insurance Series Blue Chip Income and Growth Class 4	247,136	117,243	129,893	237,613	25,307	212,306

American Funds Insurance Series Global Small Capitalization Fund Class 2	10,021	15,172	(5,151)	12,335	23,262	(10,927)

American Funds Insurance Series Global Small Capitalization Fund Class 4	72,490	33,861	38,629	53,683	8,362	45,321

American Funds Insurance Series High-Income Bond Class 2	13,491	14,241	(750)	22,100	29,878	(7,778)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	230,379	37,360	193,019	80,862	3,225	77,637

American Funds Insurance Series Managed Risk Growth Fund Class P2	146,842	68,395	78,447	27,657	5,386	22,271

American Funds Insurance Series Managed Risk International Fund Class P2	13,442	5,128	8,314	4,205	169	4,036

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
American Funds Insurance Series New World Fund Class 2	37,519	41,604	(4,085)	42,137	35,160	6,977

American Funds Insurance Series New World Fund Class 4	125,510	48,540	76,970	81,574	8,909	72,665

BlackRock 60/40 Target Allocation Class III	61,548	10,642	50,906	38,466	24,928	13,538

BlackRock Advantage U.S. Total Market Class III	62,650	14,675	47,975	8,948	11,043	(2,095)

BlackRock Global Allocation Class III	39,453	53,018	(13,565)	41,690	17,131	24,559

BNY Mellon IP MidCap Stock Service Shares	18,604	10,975	7,629	8,879	4,959	3,920

BNY Mellon IP Technology Growth Service Shares	35,885	61,044	(25,159)	19,105	67,060	(47,955)

Calvert EAFE International Index Class F	92,673	28,844	63,829	64,496	2,993	61,503

Calvert Investment Grade Bond Portfolio Class F	259,447	35,793	223,654	72,301	1,703	70,598

Calvert Russell 2000 Small Cap Index Class F	113,621	52,246	61,375	94,835	13,915	80,920

Calvert S&P MidCap 400 Index Class F	168,767	82,281	86,486	155,875	23,704	132,171

ClearBridge Small Cap Growth Class II	96,753	54,616	42,137	83,277	28,134	55,143

Columbia Limited Duration Credit Class 2	364,654	71,984	292,670	24,724	5,531	19,193

Columbia Small Cap Value Class 2	49,984	33,403	16,581	45,601	9,707	35,894

Core Plus Bond Class 1	1,109,823	1,123,337	(13,514)	1,061,606	965,007	96,599

Delaware Limited Term Diversified Income Service Class	77,863	11,298	66,565	14,056	5,541	8,515

Delaware Small Cap Value Service Class	19,404	32,807	(13,403)	24,139	34,516	(10,377)

Diversified Balanced Class 1	80,394	420,883	(340,489)	80,379	237,846	(157,467)

Diversified Balanced Class 2	2,424,260	8,260,341	(5,836,081)	2,846,726	10,554,591	(7,707,865)

Diversified Balanced Managed Volatility Class 2	1,064,647	1,699,330	(634,683)	1,097,638	1,947,231	(849,593)

Diversified Balanced Volatility Control Class 2	3,279,262	982,773	2,296,489	6,707,995	752,999	5,954,996

Diversified Growth Class 2	7,288,557	23,619,815	(16,331,258)	8,812,926	27,845,821	(19,032,895)

Diversified Growth Managed Volatility Class 2	1,623,057	2,568,202	(945,145)	1,131,518	3,329,166	(2,197,648)

Diversified Growth Volatility Control Class 2	16,482,474	2,949,395	13,533,079	29,097,937	2,287,791	26,810,146

Diversified Income Class 2	6,485,892	5,245,756	1,240,136	5,386,850	4,535,995	850,855

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Diversified International Class 1	216,449	691,041	(474,592)	373,209	697,146	(323,937)

DWS Alternative Asset Allocation Class B	436	178	258	352	168	184

DWS Equity 500 Index Class B2	14,065	17,407	(3,342)	34,030	8,618	25,412

DWS Small Mid Cap Value Class B	24,128	35,389	(11,261)	32,483	14,486	17,997

EQ Convertible Securities Class IB	12,092	86	12,006	—	—	—

EQ GAMCO Small Company Value Class IB	6,067	70	5,997	5,090	5	5,085

EQ Micro Cap Class IB	4,994	218	4,776	960	2	958

EQ SmartBeta Equity Class IB	24,233	3,531	20,702	5,785	38	5,747

EQ Socially Responsible Class IB	12,383	1,046	11,337	1,545	70	1,475

Equity Income Class 1	1,507,304	2,850,569	(1,343,265)	484,508	2,551,268	(2,066,760)

Equity Income Class 2	216,148	175,345	40,803	199,840	22,240	177,600

Fidelity VIP Contrafund Service Class	20,910	164,383	(143,473)	11,018	201,478	(190,460)

Fidelity VIP Contrafund Service Class 2	324,070	347,979	(23,909)	281,140	345,353	(64,213)

Fidelity VIP Equity-Income Service Class 2	92,250	188,406	(96,156)	51,344	192,009	(140,665)

Fidelity VIP Freedom 2020 Service Class 2	34,227	7,916	26,311	13,216	15	13,201

Fidelity VIP Freedom 2030 Service Class 2	73,848	8,941	64,907	31,550	4,239	27,311

Fidelity VIP Freedom 2040 Service Class 2	42,686	809	41,877	64,863	9	64,854

Fidelity VIP Freedom 2050 Service Class 2	42,304	24,416	17,888	16,019	6	16,013

Fidelity VIP Government Money Market Initial Class	5,356,590	4,066,148	1,290,442	2,252,047	3,101,091	(849,044)

Fidelity VIP Government Money Market Service Class 2	2,371,573	1,806,606	564,967	1,541,530	1,429,186	112,344

Fidelity VIP Growth Service Class	30,273	85,832	(55,559)	12,845	111,558	(98,713)

Fidelity VIP Growth Service Class 2	32,720	78,364	(45,644)	22,427	59,419	(36,992)

Fidelity VIP Mid Cap Service Class	—	1	(1)	—	—	—

Fidelity VIP Mid Cap Service Class 2	192,657	239,040	(46,383)	314,981	193,070	121,911

Fidelity VIP Overseas Service Class 2	134,283	215,137	(80,854)	78,454	296,873	(218,419)

Franklin Global Real Estate VIP Class 2	30,672	15,881	14,791	45,311	6,707	38,604

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Franklin Income VIP Class 4	99,680	33,482	66,198	107,500	1,040	106,460

Franklin Rising Dividends VIP Class 4	127,492	63,594	63,898	90,350	14,734	75,616

Franklin Small Cap Value VIP Class 2	19,674	45,956	(26,282)	14,954	34,489	(19,535)

Franklin U.S. Government Fund Class 2	235,238	38,848	196,390	31,811	53	31,758

Goldman Sachs VIT Mid Cap Value Institutional Shares	37,791	61,947	(24,156)	13,807	79,794	(65,987)

Goldman Sachs VIT Mid Cap Value Service Shares	41,093	21,025	20,068	53,117	2,835	50,282

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	36,152	27,416	8,736	1,848	114	1,734

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	21,681	43,494	(21,813)	12,160	55,515	(43,355)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	8,717	8,016	701	21,651	2,367	19,284

Government & High Quality Bond Class 1	1,765,882	1,751,446	14,436	942,270	1,389,153	(446,883)

Guggenheim Floating Rate Strategies Series F	35,915	63,575	(27,660)	72,418	110,098	(37,680)

Guggenheim Investments Global Managed Futures Strategy	11,864	11,454	410	2,685	4,600	(1,915)

Guggenheim Investments Long Short Equity	6,809	1,330	5,479	2,244	8,749	(6,505)

Guggenheim Investments Multi-Hedge Strategies	23,540	23,666	(126)	2,714	2,737	(23)

International Emerging Markets Class 1	129,396	310,234	(180,838)	325,485	311,986	13,499

Invesco American Franchise Series I	12,712	28,152	(15,440)	4,232	39,590	(35,358)

Invesco Balanced-Risk Allocation Series II	15,491	8,248	7,243	15,046	2,015	13,031

Invesco Core Equity Series I	20,749	90,658	(69,909)	9,511	127,626	(118,115)

Invesco Health Care Series I	21,114	45,132	(24,018)	11,623	59,732	(48,109)

Invesco Health Care Series II	154,351	34,929	119,422	103,394	16,628	86,766

Invesco International Growth Series I	42,865	118,633	(75,768)	31,547	136,646	(105,099)

Invesco International Growth Series II	57,055	14,395	42,660	62,184	7,385	54,799

Invesco Oppenheimer Discovery Mid Cap Growth Series I	103,822	25,953	77,869	—	—	—

Invesco Oppenheimer Main Street Small Cap Series II	1,960	5,289	(3,329)	2,433	5,517	(3,084)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Invesco Small Cap Equity Series I	21,459	70,094	(48,635)	20,587	36,087	(15,500)

Invesco Technology Series I	26,678	49,717	(23,039)	10,309	73,182	(62,873)

Invesco Value Opportunities Series I	36,598	50,230	(13,632)	20,278	43,542	(23,264)

Janus Henderson Enterprise Service Shares	7,959	60,173	(52,214)	18,550	69,274	(50,724)

Janus Henderson Flexible Bond Service Shares	694,460	360,464	333,996	124,808	22,381	102,427

Janus Henderson Global Technology and Innovation Service Shares	190,858	31,424	159,434	30,047	175	29,872

LargeCap Growth I Class 1	751,842	1,251,842	(500,000)	2,647,283	563,086	2,084,197

LargeCap S&P 500 Index Class 1	1,075,460	1,422,993	(347,533)	342,465	922,182	(579,717)

LargeCap S&P 500 Index Class 2	921,099	277,154	643,945	623,913	80,605	543,308

MFS International Intrinsic Value Service Class	184,901	142,329	42,572	140,876	102,545	38,331

MFS New Discovery Service Class	201,627	146,367	55,260	167,147	62,731	104,416

MFS Utilities Service Class	124,710	148,036	(23,326)	193,311	117,882	75,429

MFS Value Service Class	22,001	56,561	(34,560)	23,427	45,622	(22,195)

MidCap Class 1	136,753	561,853	(425,100)	118,165	571,198	(453,033)

MidCap Class 2	328,917	23,663	305,254	—	—	—

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	43,364	62,846	(19,482)	82,298	52,937	29,361

Neuberger Berman AMT Sustainable Equity Class I	6,351	40,537	(34,186)	143,376	54,631	88,745

Neuberger Berman AMT Sustainable Equity Class S	2,557	155	2,402	1,437	199	1,238

PIMCO All Asset Administrative Class	8,983	34,959	(25,976)	10,173	47,312	(37,139)

PIMCO All Asset Advisor Class	8,637	4,492	4,145	231	97	134

PIMCO Commodity Real Return Strategy Class M	2,877	624	2,253	817	507	310

PIMCO High Yield Administrative Class	354,351	329,744	24,607	253,134	220,105	33,029

PIMCO Low Duration Advisor Class	264,649	90,726	173,923	121,551	77,323	44,228

PIMCO Total Return Administrative Class	1,107,414	717,654	389,760	388,149	357,443	30,706

Principal Capital Appreciation Class 1	161,900	864,458	(702,558)	108,630	1,123,455	(1,014,825)

Principal Capital Appreciation Class 2	225,349	90,247	135,102	222,630	26,922	195,708

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Principal LifeTime 2010 Class 1	16,907	138,377	(121,470)	13,713	175,165	(161,452)

Principal LifeTime 2020 Class 1	123,415	655,758	(532,343)	223,220	830,746	(607,526)

Principal LifeTime 2030 Class 1	67,807	287,044	(219,237)	292,153	553,559	(261,406)

Principal LifeTime 2040 Class 1	31,006	85,507	(54,501)	129,564	100,258	29,306

Principal LifeTime 2050 Class 1	15,346	90,689	(75,343)	133,582	84,085	49,497

Principal LifeTime Strategic Income Class 1	112,296	201,006	(88,710)	48,541	173,995	(125,454)

Real Estate Securities Class 1	102,183	254,966	(152,783)	84,135	244,287	(160,152)

Real Estate Securities Class 2	228,066	145,411	82,655	196,874	50,839	146,035

Rydex Basic Materials	7,764	28,017	(20,253)	2,958	1,210	1,748

Rydex Commodities Strategy	37,023	9,989	27,034	8,968	6,863	2,105

Rydex NASDAQ 100	338,277	62,921	275,356	61,904	13,671	48,233

SAM Balanced Portfolio Class 1	630,103	3,427,410	(2,797,307)	509,119	5,064,445	(4,555,326)

SAM Balanced Portfolio Class 2	554,965	345,326	209,639	792,463	139,595	652,868

SAM Conservative Balanced Portfolio Class 1	242,722	869,245	(626,523)	189,212	1,109,284	(920,072)

SAM Conservative Balanced Portfolio Class 2	405,911	125,051	280,860	276,384	86,165	190,219

SAM Conservative Growth Portfolio Class 1	222,731	809,490	(586,759)	231,621	1,068,309	(836,688)

SAM Conservative Growth Portfolio Class 2	325,731	151,974	173,757	590,332	327,537	262,795

SAM Flexible Income Portfolio Class 1	643,836	1,606,003	(962,167)	671,979	1,892,646	(1,220,667)

SAM Flexible Income Portfolio Class 2	615,017	198,793	416,224	468,956	208,984	259,972

SAM Strategic Growth Portfolio Class 1	166,203	581,377	(415,174)	120,016	653,275	(533,259)

SAM Strategic Growth Portfolio Class 2	374,410	130,653	243,757	263,801	63,719	200,082

Short-Term Income Class 1	1,706,881	1,568,508	138,373	1,259,346	1,685,971	(426,625)

SmallCap Class 1	390,055	827,161	(437,106)	158,432	678,861	(520,429)

SmallCap Class 2	115,537	56,905	58,632	96,694	20,065	76,629

T. Rowe Price Blue Chip Growth Portfolio II	560,815	236,087	324,728	254,469	167,817	86,652

T. Rowe Price Health Sciences Portfolio II	32,323	92,696	(60,373)	35,246	117,903	(82,657)

Templeton Global Bond VIP Class 4	78,828	274,968	(196,140)	95,000	34,210	60,790

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	2020			2019
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)
Templeton Growth VIP Class 2	6,332	9,353	(3,021)	834	8,283	(7,449)

The Merger Fund	9,633	3,219	6,414	15,125	4,625	10,500

TOPS Aggressive Growth ETF Portfolio Investor Class	34,889	8,443	26,446	56,472	161	56,311

TOPS Balanced ETF Portfolio Investor Class	31,696	35,740	(4,044)	92,165	45	92,120

TOPS Conservative ETF Portfolio Investor Class	3,553	49	3,504	29,303	1,328	27,975

TOPS Growth ETF Portfolio Investor Class	13,728	52,597	(38,869)	146,243	52,311	93,932

TOPS Moderate Growth ETF Portfolio Investor Class	5,615	199	5,416	35,161	14,346	20,815

VanEck Global Hard Assets Class S	83,617	122,397	(38,780)	85,122	123,843	(38,721)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2020, 2019, 2018, 2017 and 2016 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

AllianceBernstein Small Cap Growth Class A:
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40%	to	2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40%	to	2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40%	to	2.00%	4.98%	to	4.35%

AllianceBernstein Small/Mid Cap Value Class A:
2020	256	$16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30%	to	2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30%	to	2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30%	to	2.00%	23.43%	to	22.62%

Alps/Red Global Opportunity Portfolio Class III:
2020 (12)	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75%	to	1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00%	to	1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15%	to	1.40%	6.79%	to	6.47%

American Century VP Capital Appreciation Class I:
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%
2018	149	$12.40	to	$12.06	$1,846	—%	1.40%	to	2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40%	to	2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40%	to	2.00%	1.84%	to	1.21%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Income & Growth Class I:
2020	367	$29.16	to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$16.58	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85%	to	1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85%	to	1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85%	to	1.90%	12.53%	to	11.38%

American Century VP Inflation Protection Class II:
2020	2,370	$11.55	to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75%	to	2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00%	to	2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15%	to	2.00%	3.24%	to	2.29%

American Century VP Mid Cap Value Class II:
2020	298	$27.07	to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30%	to	2.00%	(14.11)%	to	(14.71)%
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30%	to	2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30%	to	2.00%	21.12%	to	20.28%

American Century VP Ultra Class I:
2020	110	$43.29	to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27	to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30%	to	1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30%	to	1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30%	to	1.90%	3.10%	to	2.45%

American Century VP Ultra Class II:
2020	566	$50.12	to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99	to	$31.00	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40%	to	2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40%	to	2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40%	to	2.00%	2.90%	to	2.28%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Value Class II:
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	(1.08)%	to	—%
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%	to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75%	to	1.90%	(8.22)%	to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00%	to	1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15%	to	1.90%	18.90%	to	18.00%

American Funds Insurance Series Asset Allocation Fund Class 2:
2020	178	$15.28	to	$14.80	$2,679	1.65%	1.30%	to	2.00%	10.97%	to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%	to	18.76%
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30%	to	2.00%	(5.81)%	to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30%	to	2.00%	14.74%	to	13.85%
2016 (5)	83	$10.65	to	$10.61	$878	4.92%	1.30%	to	2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%	to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%	to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75%	to	1.40%	(4.70)%	to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00%	to	1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15%	to	1.40%	7.93%	to	7.64%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2020	241	$14.97	to	$14.50	$3,563	1.79%	1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30%	to	2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30%	to	2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30%	to	2.00%	15.46%	to	14.72%
2016 (5)	152	$11.19	to	$11.14	$1,696	5.19%	1.30%	to	2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2020	684	$12.09	to	$15.04	$8,606	1.68%	0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75%	to	1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75%	to	1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00%	to	1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15%	to	1.40%	17.06%	to	16.92%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%	to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%	to	28.84%
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30%	to	2.00%	(11.74)%	to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30%	to	2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30%	to	2.00%	0.79%	to	—%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%	to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%	to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75%	to	1.40%	(12.95)%	to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00%	to	1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15%	to	1.40%	0.62%	to	0.51%

American Funds Insurance Series High-Income Bond Class 2:
2020	106	$12.40	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30%	to	1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30%	to	1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30%	to	1.90%	16.12%	to	15.49%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75%	to	1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00%	to	1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15%	to	1.40%	6.09%	to	5.80%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75%	to	1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00%	to	1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15%	to	1.40%	1.33%	to	1.03%

American Funds Insurance Series Managed Risk International Fund Class P2:
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.30	$135	1.67%	0.75%	to	1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00%	to	1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15%	to	1.40%	(4.13)%	to	(4.37)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series New World Fund Class 2:
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30%	to	2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30%	to	2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30%	to	2.00%	3.91%	to	3.26%

American Funds Insurance Series New World Fund Class 4:
2020	266	$13.33	to	$14.76	$3,684	0.04%	0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75%	to	1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75%	to	1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.30	$703	1.02%	1.00%	to	1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15%	to	1.40%	3.84%	to	3.62%

BlackRock 60/40 Target Allocation Class III:
2020	119	$13.01	to	$13.18	$1,575	1.81%	0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%	0.75%	to	2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.90	$553	1.02%	0.75%	to	2.00%	(4.70)%	to	(7.04)%
2017	25	$11.00	to	$10.65	$266	2.33%	1.00%	to	2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15%	to	2.00%	4.92%	to	4.07%

BlackRock Advantage U.S. Total Market Class III:
2020	124	$14.23	to	$16.92	$1,854	2.00%	0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75%	to	1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.30	$814	2.49%	0.75%	to	1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	—%	1.00%	to	1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15%	to	1.40%	22.00%	to	21.69%

BlackRock Global Allocation Class III:
2020	178	$12.99	to	$12.98	$2,356	1.36%	0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75%	to	2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75%	to	2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00%	to	2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15%	to	2.00%	2.69%	to	1.84%

BNY Mellon IP MidCap Stock Service Shares:
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%	to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%	to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	14	$11.23	to	$11.93	$162	0.69%	1.00%	to	1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15%	to	1.40%	13.92%	to	13.61%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

BNY Mellon IP Technology Growth Service Shares:
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%	to	66.19%
2019	213	$41.00	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%	to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40%	to	2.00%	(2.64)%	to	(3.22)%
2017	305	$34.03	to	$31.40	$10,254	—%	1.40%	to	2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40%	to	2.00%	2.93%	to	2.32%

Calvert EAFE International Index Class F:
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%	to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%	to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75%	to	1.40%	(14.54)%	to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00%	to	1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15%	to	1.40%	(0.89)%	to	(1.12)%

Calvert Investment Grade Bond Portfolio Class F:
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%	to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%	to	6.64%
2018 (8)	16	$10.13	to	$10.09	$164	8.71%	0.75%	to	1.40%	1.40%	to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%	to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%	to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75%	to	1.40%	(12.84)%	to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00%	to	1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15%	to	1.40%	19.29%	to	18.94%

Calvert S&P MidCap 400 Index Class F:
2020	462	$12.46	to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%	to	11.51%
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%	to	23.81%
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75%	to	1.40%	(11.25)%	to	(12.80)%
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00%	to	1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15%	to	1.40%	18.53%	to	18.28%

ClearBridge Small Cap Growth Class II:
2020	199	$17.05	to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%	to	40.88%
2019	157	$12.02	to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%	to	24.82%
2018	102	$9.57	to	$12.25	$1,115	—%	0.75%	to	1.40%	(4.78)%	to	1.74%
2017	31	$11.93	to	$12.04	$373	—%	1.00%	to	1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15%	to	1.40%	4.32%	to	4.01%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Columbia Limited Duration Credit Class 2:
2020	331	$11.23	to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%	to	3.46%
2019	39	$10.71	to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%	to	5.41%
2018	19	$10.04	to	$9.61	$191	1.55%	0.75%	to	2.00%	0.50%	to	(2.04)%
2017	21	$10.03	to	$9.81	$208	2.04%	1.00%	to	2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15%	to	2.00%	4.07%	to	3.26%

Columbia Small Cap Value Class 2:
2020	112	$10.83	to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%	to	7.07%
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%	to	19.28%
2018	59	$8.37	to	$10.79	$566	0.17%	0.75%	to	1.40%	(16.88)%	to	(19.30)%
2017	38	$11.53	to	$13.37	$480	0.33%	1.00%	to	1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15%	to	1.40%	31.21%	to	30.91%

Core Plus Bond Class 1:
2020	5,323	$3.36	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	8.70%	to	9.09%
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%	to	7.65%
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46%	to	2.00%	(1.83)%	to	(3.41)%
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42%	to	2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43%	to	2.00%	3.65%	to	2.02%

Delaware Limited Term Diversified Income Service Class:
2020	113	$10.80	to	$10.06	$1,198	1.42%	0.75%	to	2.00%	3.35%	to	2.03%
2019	47	$10.45	to	$9.86	$476	2.36%	0.75%	to	2.00%	3.98%	to	2.71%
2018	38	$10.05	to	$9.60	$374	2.34%	0.75%	to	2.00%	0.50%	to	(1.94)%
2017	30	$10.03	to	$9.79	$302	1.90%	1.00%	to	2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15%	to	2.00%	0.51%	to	(0.20)%

Delaware Small Cap Value Service Class:
2020	147	$15.63	to	$14.82	$2,264	1.06%	1.30%	to	2.00%	(3.46)%	to	(4.08)%
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30%	to	2.00%	26.09%	to	25.20%
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30%	to	2.00%	(18.01)%	to	(18.66)%
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30%	to	2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30%	to	2.00%	29.44%	to	28.51%

Diversified Balanced Class 1:
2020	1,771	$13.13	to	$13.57	$23,344	2.30%	0.45%	to	1.90%	11.46%	to	12.48%
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46%	to	1.90%	17.93%	to	16.23%
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59%	to	1.90%	(3.55)%	to	(4.95)%
2017 (7)	2,579	$10.60	to	$10.50	$27,197	2.43%	0.53%	to	1.90%	—%	to	5.00%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Balanced Class 2:
2020	49,273	$13.23	to	$18.82	$979,709	2.08%	1.40%	to	2.00%	11.05%	to	10.38%
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40%	to	2.00%	16.55%	to	15.91%
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40%	to	2.00%	(4.72)%	to	(5.34)%
2017	69,727	$10.72	to	$15.54	$1,131,092	—%	1.40%	to	2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40%	to	2.00%	5.40%	to	4.79%

Diversified Balanced Managed Volatility Class 2:
2020	12,733	$12.64	to	$14.06	$185,112	1.89%	0.75%	to	2.00%	11.17%	to	9.76%
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75%	to	2.00%	16.62%	to	15.20%
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75%	to	2.00%	(2.50)%	to	(5.12)%
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00%	to	2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15%	to	2.00%	5.17%	to	4.26%

Diversified Balanced Volatility Control Class 2:
2020	14,823			$12.45	$184,530	1.56%			1.40%			7.33%
2019	12,527			$11.60	$145,328	0.95%			1.40%			13.84%
2018	6,572			$10.19	$66,956	0.77%			1.40%			(5.03)%
2017 (6)	3,405			$10.73	$36,539	—%			1.40%			7.09%

Diversified Growth Class 2:
2020	172,151	$13.79	to	$21.31	$3,852,816	1.95%	1.40%	to	2.00%	12.17%	to	11.45%
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40%	to	2.00%	19.53%	to	18.83%
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40%	to	2.00%	(5.88)%	to	(6.40)%
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40%	to	2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40%	to	2.00%	6.66%	to	6.00%

Diversified Growth Managed Volatility Class 2:
2020	24,558	$12.88	to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%	to	10.81%
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75%	to	2.00%	19.33%	to	17.80%
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75%	to	2.00%	(3.90)%	to	(5.99)%
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00%	to	2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15%	to	2.00%	6.38%	to	5.38%

Diversified Growth Volatility Control Class 2:
2020	77,836			$12.79	$995,441	1.54%			1.40%			7.48%
2019	64,303			$11.90	$765,294	0.97%			1.40%			15.87%
2018	37,493			$10.27	$384,857	0.75%			1.40%			(5.87)%
2017 (6)	15,735			$10.91	$171,699	—%			1.40%			8.77%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Income Class 2:
2020	21,807	$12.64	to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%	to	9.12%
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%	to	12.87%
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40%	to	2.00%	(3.76)%	to	(4.37)%
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40%	to	2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40%	to	2.00%	4.03%	to	3.42%

Diversified International Class 1:
2020	3,407	$4.47	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.29%	to	15.68%
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%	to	20.25%
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46%	to	2.00%	(17.88)%	to	(19.17)%
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43%	to	2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41%	to	2.00%	(0.06)%	to	(1.60)%

DWS Alternative Asset Allocation Class B:
2020	5	$11.20	to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%	to	3.92%
2019	4	$10.72	to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%	to	12.67%
2018	4	$9.44	to	$8.84	$37	1.75%	0.75%	to	1.40%	(5.51)%	to	(10.62)%
2017	4	$10.41	to	$9.89	$40	2.10%	1.00%	to	1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15%	to	1.40%	3.74%	to	3.54%

DWS Equity 500 Index Class B2:
2020	171	$14.40	to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%	to	16.05%
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%	to	28.77%
2018	149	$9.51	to	$12.48	$1,691	1.21%	0.75%	to	1.40%	(5.18)%	to	(6.31)%
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00%	to	1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15%	to	1.40%	9.89%	to	9.63%

DWS Small Mid Cap Value Class B:
2020	107	$10.04	to	$13.01	$1,307	1.21%	0.75%	to	2.00%	(1.86)%	to	(3.06)%
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75%	to	2.00%	20.07%	to	18.55%
2018	100	$8.52	to	$11.32	$1,084	0.99%	0.75%	to	2.00%	(15.22)%	to	(17.97)%
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00%	to	2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15%	to	2.00%	15.18%	to	14.11%

EQ Convertible Securities Class IB:
2020	12	$15.09	to	$14.79	$181	3.60%	0.75%	to	2.00%	38.06%	to	36.31%
2019 (9)	—	$10.93	to	$10.85	$—	—%	0.75%	to	2.00%	9.30%	to	8.50%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

EQ GAMCO Small Company Value Class IB:
2020	11	$11.79	to	$11.56	$131	1.15%	0.75%	to	2.00%	8.46%	to	7.04%
2019 (9)	5	$10.87	to	$10.80	$55	1.76%	0.75%	to	2.00%	8.70%	to	8.00%

EQ Micro Cap Class IB:
2020	6	$16.31	to	$15.99	$93	0.11%	0.75%	to	2.00%	49.09%	to	47.24%
2019 (9)	1	$10.94	to	$10.86	$10	0.27%	0.75%	to	2.00%	9.40%	to	8.60%

EQ SmartBeta Equity Class IB:
2020	26	$11.96	to	$11.72	$316	0.72%	0.75%	to	2.00%	10.13%	to	8.72%
2019 (9)	6	$10.86	to	$10.78	$62	3.05%	0.75%	to	2.00%	8.60%	to	7.80%

EQ Socially Responsible Class IB:
2020	13	$13.38	to	$13.12	$170	1.61%	0.75%	to	2.00%	19.04%	to	17.56%
2019 (9)	1	$11.24	to	$11.16	$17	1.95%	0.75%	to	2.00%	12.40%	to	11.60%

Equity Income Class 1:
2020	10,278	$3.37	to	$94.87	$215,748	2.02%	0.48%	to	2.00%	4.85%	to	5.99%
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56%	to	2.00%	28.47%	to	26.52%
2018	13,701	$69.72	to	$16.82	$215,812	1.73%	0.09%	to	2.00%	—%	to	(6.92)%
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44%	to	2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39%	to	2.00%	15.24%	to	13.41%

Equity Income Class 2:
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00%	to	1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15%	to	1.40%	14.14%	to	13.87%

Fidelity VIP Contrafund Service Class:
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30%	to	1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30%	to	1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30%	to	1.90%	6.52%	to	5.89%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Contrafund Service Class 2:
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75%	to	2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00%	to	2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15%	to	2.00%	6.54%	to	5.58%

Fidelity VIP Equity-Income Service Class 2:
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30%	to	2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30%	to	2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30%	to	2.00%	16.15%	to	15.37%

Fidelity VIP Freedom 2020 Service Class 2:
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (9)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Service Class 2:
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (9)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Fidelity VIP Freedom 2040 Service Class 2:
2020	107	$13.10	to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%	to	17.38%
2019 (9)	65	$11.09	to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%	to	10.50%

Fidelity VIP Freedom 2050 Service Class 2:
2020	34	$13.11	to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%	to	17.36%
2019 (9)	16	$11.10	to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%	to	10.60%

Fidelity VIP Government Money Market Initial Class:
2020	9,086	$0.98	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(1.17)%	to	(0.10)%
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%	to	—%
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37%	to	2.00%	1.21%	to	(0.31)%
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42%	to	2.00%	0.21%	to	(1.32)%
2016 (4)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59%	to	2.19%	—%	to	—%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Government Money Market Service Class 2:
2020	1,445	$10.10	to	$9.70	$14,427	0.19%	0.75%	to	1.40%	(0.59)%	to	(1.20)%
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%	to	0.40%
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75%	to	1.40%	0.50%	to	(0.10)%
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00%	to	1.40%	(0.40)%	to	(0.60)%
2016 (4)	391	$9.90	to	$9.88	$3,865	0.02%	1.15%	to	1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2020	489	$37.92	to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%	to	41.04%
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%	to	31.66%
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30%	to	1.90%	(1.56)%	to	(2.16)%
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30%	to	1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30%	to	1.90%	(0.65)%	to	(1.13)%

Fidelity VIP Growth Service Class 2:
2020	301	$50.68	to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%	to	40.70%
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%	to	31.34%
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40%	to	2.00%	(1.85)%	to	(2.43)%
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40%	to	2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40%	to	2.00%	(0.86)%	to	(1.43)%

Fidelity VIP Mid Cap Service Class:
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%
2018	7			$11.68	$78	0.40%			0.95%			(15.42)%
2017	49			$13.81	$674	0.62%			0.95%			19.57%
2016	49			$11.55	$563	0.53%			0.95%			11.06%

Fidelity VIP Mid Cap Service Class 2:
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75%	to	2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00%	to	2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15%	to	2.00%	10.63%	to	9.70%

Fidelity VIP Overseas Service Class 2:
2020	1,099	$12.28	to	$21.30	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75%	to	2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00%	to	2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15%	to	2.00%	(6.33)%	to	(7.12)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Franklin Global Real Estate VIP Class 2:
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75%	to	2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00%	to	2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15%	to	2.00%	(0.67)%	to	(1.47)%

Franklin Income VIP Class 4:
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%
2018 (8)	9	$9.40	to	$9.37	$87	—%	0.75%	to	1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Class 4:
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75%	to	1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00%	to	1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15%	to	1.40%	14.63%	to	14.27%

Franklin Small Cap Value VIP Class 2:
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30%	to	2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30%	to	2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30%	to	2.00%	28.46%	to	27.59%

Franklin U.S. Government Fund Class 2:
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (9)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30%	to	2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30%	to	2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30%	to	2.00%	12.07%	to	11.28%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Goldman Sachs VIT Mid Cap Value Service Shares:
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75%	to	1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00%	to	1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15%	to	1.40%	11.89%	to	11.71%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75%	to	1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00%	to	1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15%	to	1.40%	(0.86)%	to	(1.18)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30%	to	2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30%	to	2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30%	to	2.00%	21.57%	to	20.80%

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2020	53	$11.76	to	$16.01	$673	—%	0.75%	to	1.40%	7.59%	to	6.88%
2019	52	$10.93	to	$14.98	$627	0.27%	0.75%	to	1.40%	23.64%	to	22.79%
2018	33	$8.84	to	$12.20	$337	0.28%	0.75%	to	1.40%	(11.95)%	to	(10.10)%
2017	15	$11.29	to	$13.57	$187	0.41%	1.00%	to	1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15%	to	1.40%	21.58%	to	21.37%

Government & High Quality Bond Class 1:
2020	7,184	$2.95	to	$11.94	$81,574	2.57%	0.41%	to	2.00%	1.33%	to	2.44%
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40%	to	2.00%	6.01%	to	4.32%
2018	7,616	$2.98	to	$11.35	$83,790	3.77%	0.39%	to	2.00%	0.49%	to	(1.05)%
2017	9,071	$2.88	to	$11.47	$98,248	3.94%	0.42%	to	2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51%	to	2.00%	1.37%	to	(0.17)%

Guggenheim Floating Rate Strategies Series F:
2020	268	$10.34	to	$10.50	$2,876	5.91%	0.75%	to	2.00%	(0.67)%	to	(1.96)%
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75%	to	2.00%	6.77%	to	5.52%
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75%	to	2.00%	(2.50)%	to	(2.78)%
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00%	to	2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15%	to	2.00%	7.27%	to	6.40%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Guggenheim Investments Global Managed Futures Strategy:
2020	20	$9.93	to	$8.14	$187	3.99%	0.75%	to	2.00%	1.74%	to	0.62%
2019	19	$9.76	to	$8.09	$178	0.98%	0.75%	to	2.00%	7.37%	to	6.03%
2018	21	$9.09	to	$7.63	$182	—%	0.75%	to	2.00%	(8.83)%	to	(10.86)%
2017	13	$10.60	to	$8.56	$118	1.54%	1.00%	to	2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15%	to	2.00%	(15.68)%	to	(16.53)%

Guggenheim Investments Long Short Equity:
2020	20	$10.03	to	$9.93	$207	0.92%	0.75%	to	2.00%	4.15%	to	2.90%
2019	15	$9.63	to	$9.65	$144	0.61%	0.75%	to	2.00%	4.79%	to	3.43%
2018	21	$9.19	to	$9.33	$203	—%	0.75%	to	2.00%	(7.64)%	to	(14.64)%
2017	12	$11.54	to	$10.93	$141	0.36%	1.00%	to	2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15%	to	2.00%	(0.57)%	to	(1.32)%

Guggenheim Investments Multi-Hedge Strategies:
2020	57	$10.83	to	$9.95	$594	1.36%	0.75%	to	2.00%	6.59%	to	5.29%
2019	57	$10.16	to	$9.45	$559	2.35%	0.75%	to	2.00%	4.21%	to	2.94%
2018	57	$9.75	to	$9.18	$539	—%	0.75%	to	2.00%	(2.11)%	to	(6.99)%
2017	53	$10.29	to	$9.87	$537	—%	1.00%	to	2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15%	to	2.00%	(1.65)%	to	(2.51)%

International Emerging Markets Class 1:
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.31%	to	18.73%
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%	to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48%	to	2.00%	(21.36)%	to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42%	to	2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40%	to	2.00%	8.94%	to	7.22%

Invesco American Franchise Series I:
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%	to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%	to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30%	to	1.90%	(4.88)%	to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30%	to	1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30%	to	1.90%	0.94%	to	0.34%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Balanced-Risk Allocation Series II:
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%	to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%	to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75%	to	1.40%	(6.71)%	to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00%	to	1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15%	to	1.40%	10.18%	to	9.89%

Invesco Core Equity Series I:
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%	to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%	to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30%	to	1.90%	(10.59)%	to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30%	to	1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30%	to	1.90%	8.84%	to	8.17%

Invesco Health Care Series I:
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30%	to	2.00%	(0.39)%	to	(1.09)%
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30%	to	2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30%	to	2.00%	(12.61)%	to	(2.70)%

Invesco Health Care Series II:
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75%	to	1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00%	to	1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15%	to	1.40%	(12.74)%	to	(12.88)%

Invesco International Growth Series I:
2020	440	$15.21	to	$14.10	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40%	to	2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40%	to	2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40%	to	2.00%	(1.87)%	to	(2.45)%

Invesco International Growth Series II:
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%
2018	94	$8.60	to	$9.14	$861	1.97%	0.75%	to	1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00%	to	1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15%	to	1.40%	(1.84)%	to	(2.06)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Oppenheimer Discovery Mid Cap Growth Series I:
2020 (10)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%	to	46.49%

Invesco Oppenheimer Main Street Small Cap Series II:
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30%	to	1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30%	to	1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30%	to	1.90%	16.21%	to	15.43%

Invesco Small Cap Equity Series I:
2020	188	$35.18	to	$31.65	$6,541	0.35%	1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%	1.30%	to	2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%	1.30%	to	2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%	1.30%	to	2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30%	to	2.00%	10.62%	to	9.85%

Invesco Technology Series I:
2020	159	$24.03	to	$21.36	$3,827	—%	1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.90	$3,038	—%	1.30%	to	1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%	1.30%	to	1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%	1.30%	to	1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30%	to	1.90%	(2.07)%	to	(2.60)%

Invesco Value Opportunities Series I:
2020	167	$19.11	to	$17.32	$3,191	0.41%	1.40%	to	2.00%	3.97%	to	3.34%
2019	181	$18.38	to	$16.76	$3,318	0.24%	1.40%	to	2.00%	28.80%	to	28.04%
2018	204	$14.27	to	$13.09	$2,905	0.31%	1.40%	to	2.00%	(20.28)%	to	(20.76)%
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40%	to	2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40%	to	2.00%	16.68%	to	15.91%

Janus Henderson Enterprise Service Shares:
2020	314	$32.37	to	$28.69	$10,153	0.04%	1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30%	to	1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30%	to	1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%	1.30%	to	1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30%	to	1.90%	10.69%	to	9.97%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Janus Henderson Flexible Bond Service Shares:
2020	624	$11.93	to	$11.18	$7,338	2.47%	0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75%	to	2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75%	to	2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%	1.00%	to	2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15%	to	2.00%	1.01%	to	(1.40)%

Janus Henderson Global Technology and Innovation Service Shares:
2020 (13)	189	$17.44	to	$17.27	$3,300	0.03%	0.75%	to	1.40%	49.57%	to	48.62%
2019 (9)	30	$11.66	to	$11.62	$348	—%	0.75%	to	1.40%	16.60%	to	16.20%

LargeCap Growth I Class 1:
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.14%	to	35.63%
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%	to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61%	to	2.00%	3.16%	to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42%	to	2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41%	to	2.00%	0.84%	to	(0.73)%

LargeCap S&P 500 Index Class 1:
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.10%	to	17.58%
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%	to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47%	to	2.00%	(4.98)%	to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42%	to	2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39%	to	2.00%	11.12%	to	9.36%

LargeCap S&P 500 Index Class 2:
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%	to	16.14%
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75%	to	1.40%	29.73%	to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75%	to	1.40%	(4.99)%	to	(6.25)%
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00%	to	1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15%	to	1.40%	10.04%	to	9.75%

MFS International Intrinsic Value Service Class:
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%	to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%	to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75%	to	2.00%	(8.93)%	to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00%	to	2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15%	to	2.00%	2.61%	to	1.69%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

MFS New Discovery Service Class:
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%	to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%	to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75%	to	2.00%	(7.67)%	to	(3.62)%
2017	110	$12.00	to	$13.54	$1,497	—%	1.00%	to	2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15%	to	2.00%	7.54%	to	6.73%

MFS Utilities Service Class:
2020	686	$12.98	to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%	to	3.52%
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75%	to	2.00%	23.92%	to	22.34%
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75%	to	2.00%	(0.10)%	to	(1.21)%
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00%	to	2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15%	to	2.00%	9.93%	to	9.04%

MFS Value Service Class:
2020	135	$31.81	to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%	to	1.16%
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%	to	26.93%
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40%	to	2.00%	(11.60)%	to	(12.13)%
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40%	to	2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40%	to	2.00%	12.20%	to	11.52%

MidCap Class 1:
2020	2,483	$19.41	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.34%	to	17.84%
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42%	to	2.00%	42.50%	to	40.27%
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45%	to	2.00%	(6.94)%	to	(8.41)%
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43%	to	2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40%	to	2.00%	9.91%	to	8.17%

MidCap Class 2:
2020 (11)	305	$11.69	to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%	to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2020	233	$16.66	to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%	to	36.95%
2019	252	$12.02	to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%	to	29.89%
2018	223	$9.14	to	$10.94	$2,453	—%	0.75%	to	2.00%	(9.05)%	to	(8.45)%
2017	215	$11.77	to	$11.95	$2,599	—%	1.00%	to	2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15%	to	2.00%	2.94%	to	2.09%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Neuberger Berman AMT Sustainable Equity Class I:
2020	186	$35.70	to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%	to	17.20%
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%	to	23.37%
2018	132	$24.40	to	$22.38	$3,205	0.46%	1.40%	to	2.00%	(7.01)%	to	(7.60)%
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40%	to	2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40%	to	2.00%	8.34%	to	7.69%

Neuberger Berman AMT Sustainable Equity Class S:
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%
2018 (8)	—	$8.87	to	$8.84	$2	0.97%	0.75%	to	1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Administrative Class:
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40%	to	2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40%	to	2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40%	to	2.00%	11.31%	to	10.73%

PIMCO All Asset Advisor Class:
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75%	to	1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00%	to	1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15%	to	1.40%	11.52%	to	11.31%

PIMCO Commodity Real Return Strategy Class M:
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75%	to	1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00%	to	1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15%	to	1.40%	13.26%	to	13.16%

PIMCO High Yield Administrative Class:
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75%	to	2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00%	to	2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15%	to	2.00%	11.13%	to	10.25%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

PIMCO Low Duration Advisor Class:
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75%	to	2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00%	to	2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15%	to	2.00%	0.10%	to	(0.71)%

PIMCO Total Return Administrative Class:
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75%	to	2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00%	to	2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15%	to	2.00%	1.49%	to	0.67%

Principal Capital Appreciation Class 1:
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95%	to	2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95%	to	2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95%	to	2.00%	8.09%	to	6.96%

Principal Capital Appreciation Class 2:
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75%	to	1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00%	to	1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15%	to	1.40%	7.60%	to	7.34%

Principal LifeTime 2010 Class 1:
2020	813	$18.10	to	$18.07	$16,135	2.50%	0.95%	to	2.00%	10.30%	to	9.18%
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95%	to	2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95%	to	2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95%	to	2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95%	to	2.00%	4.23%	to	3.16%

Principal LifeTime 2020 Class 1:
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95%	to	2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95%	to	2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95%	to	2.00%	4.74%	to	3.72%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal LifeTime 2030 Class 1:
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95%	to	2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95%	to	2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95%	to	2.00%	4.85%	to	3.76%

Principal LifeTime 2040 Class 1:
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95%	to	2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95%	to	2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95%	to	2.00%	4.46%	to	3.36%

Principal LifeTime 2050 Class 1:
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95%	to	2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95%	to	2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95%	to	2.00%	4.59%	to	3.46%

Principal LifeTime Strategic Income Class 1:
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95%	to	2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95%	to	2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95%	to	2.00%	3.76%	to	2.74%

Real Estate Securities Class 1:
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(4.34)%	to	(3.83)%
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%	to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39%	to	2.00%	(4.62)%	to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41%	to	2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42%	to	2.00%	5.40%	to	3.76%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Real Estate Securities Class 2:
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%	to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%	to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75%	to	1.40%	(1.39)%	to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00%	to	1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15%	to	1.40%	4.27%	to	4.11%

Rydex Basic Materials:
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%	to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%	to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75%	to	1.40%	(14.04)%	to	(18.57)%
2017	37	$11.36	to	$11.90	$440	0.69%	1.00%	to	1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15%	to	1.40%	29.44%	to	29.09%

Rydex Commodities Strategy:
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%	to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%	to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75%	to	2.00%	(20.36)%	to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00%	to	2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15%	to	2.00%	9.29%	to	8.28%

Rydex NASDAQ 100:
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%	to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%	to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75%	to	1.40%	(6.32)%	to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00%	to	1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15%	to	1.40%	4.82%	to	4.47%

SAM Balanced Portfolio Class 1:
2020	20,936	$3.05	to	$18.38	$414,619	2.20%	0.38%	to	2.00%	10.23%	to	10.81%
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39%	to	2.00%	19.50%	to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75%	to	2.00%	(5.44)%	to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41%	to	2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42%	to	2.00%	6.38%	to	4.69%

SAM Balanced Portfolio Class 2:
2020	2,128	$12.40	to	$14.07	$27,483	1.99%	0.75%	to	1.40%	10.12%	to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75%	to	1.40%	18.78%	to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75%	to	1.40%	(5.11)%	to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.05%	1.00%	to	1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15%	to	1.40%	5.40%	to	5.11%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Conservative Balanced Portfolio Class 1:
2020	5,387	$19.37	to	$16.94	$98,902	2.36%	0.95%	to	2.00%	8.58%	to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95%	to	2.00%	14.73%	to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95%	to	2.00%	(4.37)%	to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95%	to	2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95%	to	2.00%	5.36%	to	4.27%

SAM Conservative Balanced Portfolio Class 2:
2020	1,055	$12.00	to	$13.10	$13,091	2.34%	0.75%	to	1.40%	8.40%	to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75%	to	1.40%	14.83%	to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75%	to	1.40%	(3.50)%	to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00%	to	1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15%	to	1.40%	4.88%	to	4.59%

SAM Conservative Growth Portfolio Class 1:
2020	4,184	$22.06	to	$19.29	$87,397	1.87%	0.95%	to	2.00%	11.87%	to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95%	to	2.00%	22.87%	to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95%	to	2.00%	(7.49)%	to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95%	to	2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95%	to	2.00%	5.94%	to	4.88%

SAM Conservative Growth Portfolio Class 2:
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75%	to	1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00%	to	1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15%	to	1.40%	5.61%	to	5.32%

SAM Flexible Income Portfolio Class 1:
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95%	to	2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95%	to	2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95%	to	2.00%	6.00%	to	4.88%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Flexible Income Portfolio Class 2:
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75%	to	1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00%	to	1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15%	to	1.40%	5.53%	to	5.24%

SAM Strategic Growth Portfolio Class 1:
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95%	to	2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95%	to	2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95%	to	2.00%	5.10%	to	4.03%

SAM Strategic Growth Portfolio Class 2:
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75%	to	1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00%	to	1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15%	to	1.40%	4.70%	to	4.41%

Short-Term Income Class 1:
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85%	to	2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85%	to	2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85%	to	2.00%	1.26%	to	0.09%

SmallCap Class 1:
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.15%	to	21.69%
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%	to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56%	to	2.00%	(11.27)%	to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41%	to	2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37%	to	2.00%	16.90%	to	15.09%

SmallCap Class 2:
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%	to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%	to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75%	to	1.40%	(14.16)%	to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00%	to	1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15%	to	1.40%	15.75%	to	15.57%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

T. Rowe Price Blue Chip Growth Portfolio II:
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%	to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%	to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40%	to	2.00%	0.25%	to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40%	to	2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40%	to	2.00%	(0.88)%	to	(1.47)%

T. Rowe Price Health Sciences Portfolio II:
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%	to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%	to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40%	to	2.00%	(0.55)%	to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40%	to	2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40%	to	2.00%	(11.95)%	to	(12.49)%

Templeton Global Bond VIP Class 4:
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%	to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%	to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75%	to	2.00%	(1.10)%	to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00%	to	2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15%	to	2.00%	1.63%	to	0.86%

Templeton Growth VIP Class 2:
2020	24			$25.32	$617	2.93%			0.85%			4.93%
2019	27			$24.13	$661	2.81%			0.85%			14.14%
2018	35			$21.14	$737	2.00%			0.85%			(15.54)%
2017	36			$25.03	$891	1.61%			0.85%			17.46%
2016	40			$21.31	$854	2.01%			0.85%			8.72%

The Merger Fund:
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75%	to	1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00%	to	1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15%	to	1.40%	1.24%	to	0.93%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2020	85	$11.88	to	$11.50	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%
2018 (8)	2	$8.65	to	$8.59	$20	1.89%	0.75%	to	2.00%	(13.67)%	to	(14.27)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

TOPS Balanced ETF Portfolio Investor Class:
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%
2018 (8)	3	$9.32	to	$9.26	$26	3.21%	0.75%	to	2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%
2018 (8)	—	$9.65	to	$9.58	$—	—%	0.75%	to	2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%
2018 (8)	4	$8.84	to	$8.78	$34	1.18%	0.75%	to	2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%
2018 (8)	1	$9.16	to	$9.09	$11	—%	0.75%	to	2.00%	(8.49)%	to	(9.19)%

VanEck Global Hard Assets Class S:
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75%	to	2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00%	to	2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15%	to	2.00%	41.60%	to	40.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2020

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(5)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(6)	Commenced operations April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(7)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(8)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(9)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(10)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(11)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(12)	Represented the operations of Alps/Red Rocks Listed Private Equity Class III Division until June 5, 2020.
(13)	Represented the operations of Janus Henderson Global Technology Service Shares Division until June 5, 2020.

7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 1, 2021, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholder of
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2020 and 2019, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2020 and 2019, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 54-58 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 12, 2021

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2020	December 31, 2019
	(in millions)
Assets
Fixed maturities, available-for-sale (2019 includes $99.4 million related to consolidated variable
interest entities)	$73,567.6	$65,983.4
Fixed maturities, trading	233.2	237.6
Equity securities	71.2	69.9
Mortgage loans (2020 includes $319.0 million related to consolidated variable interest entities)	16,506.1	15,820.3
Real estate (2020 and 2019 include $476.8 million and $457.6 million related to consolidated variable
interest entities)	1,796.1	1,713.5
Policy loans	723.8	742.2
Other investments (2019 includes $19.9 million related to consolidated variable interest entities; 2020
and 2019 include $28.5 million and $22.8 million measured at fair value under the fair value option)	2,500.7	2,133.2
Total investments	95,398.7	86,700.1
Cash and cash equivalents	1,648.5	1,525.0
Accrued investment income	687.7	666.5
Premiums due and other receivables	1,678.5	1,734.2
Deferred acquisition costs	3,398.5	3,509.9
Property and equipment	810.0	763.1
Goodwill	75.1	75.1
Other intangibles	17.2	19.6
Separate account assets	134,135.1	125,801.7
Other assets	959.5	1,119.5
Total assets	$238,808.8	$221,914.7

Liabilities
Contractholder funds	$42,473.3	$38,334.6
Future policy benefits and claims	40,104.0	35,333.8
Other policyholder funds	1,014.5	791.8
Long-term debt (2019 includes $64.2 million related to consolidated variable interest entities)	55.9	108.7
Deferred income taxes	2,318.4	1,823.9
Separate account liabilities	134,135.1	125,801.7
Other liabilities (2020 and 2019 include $20.8 million and $122.2 million related to consolidated variable
interest entities)	5,559.1	8,331.5
Total liabilities	225,660.3	210,526.0

Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,344.2	6,331.5
Retained earnings	2,799.7	2,410.8
Accumulated other comprehensive income	3,986.9	2,620.7
Total stockholder's equity attributable to Principal Life Insurance Company	13,133.3	11,365.5
Noncontrolling interest	15.2	23.2
Total stockholder's equity	13,148.5	11,388.7
Total liabilities and stockholder's equity	$238,808.8	$221,914.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Revenues
Premiums and other considerations	$5,880.8	$7,473.3	$6,092.4
Fees and other revenues	2,353.6	2,396.7	2,222.2
Net investment income	3,324.9	3,293.9	3,022.9
Net realized capital gains (losses)	105.6	(112.2)	92.7
Total revenues	11,664.9	13,051.7	11,430.2
Expenses
Benefits, claims and settlement expenses	7,837.5	9,167.5	7,542.0
Dividends to policyholders	120.2	119.1	123.6
Operating expenses	2,479.7	2,502.3	2,363.5
Total expenses	10,437.4	11,788.9	10,029.1
Income before income taxes	1,227.5	1,262.8	1,401.1
Income taxes	160.1	140.2	146.8
Net income	1,067.4	1,122.6	1,254.3
Net income attributable to noncontrolling interest	19.4	9.7	3.3
Net income attributable to Principal Life Insurance Company	$1,048.0	$1,112.9	$1,251.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Net income	$1,067.4	$1,122.6	$1,254.3
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	1,396.7	2,533.7	(1,513.3)
Noncredit component of impairment losses on fixed maturities, available-for-sale	—	3.0	26.5
Net unrealized gains (losses) on derivative instruments	(35.2)	(14.6)	8.0
Net unrecognized postretirement benefit obligation	4.7	43.1	(67.6)
Other comprehensive income (loss)	1,366.2	2,565.2	(1,546.4)
Comprehensive income (loss)	2,433.6	3,687.8	(292.1)
Comprehensive income attributable to noncontrolling interest	19.4	9.7	3.3
Comprehensive income (loss) attributable to Principal Life Insurance Company	$2,414.2	$3,678.1	$(295.4)

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2018	$2.5	$6,346.0	$2,238.1	$1,359.8	$24.0	$9,970.4
Capital distributions to parent	—	(21.6)	—	—	—	(21.6)
Stock-based compensation	—	28.6	(2.2)	—	—	26.4
Dividends to parent	—	—	(840.0)	—	—	(840.0)
Distributions to noncontrolling interest	—	—	—	—	(8.3)	(8.3)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.4)	—	—	(1.6)	(23.0)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.1)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.0)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.4)	—	(1,546.4)
Balances as of December 31, 2018	2.5	6,331.6	2,441.2	55.5	20.4	8,851.2
Capital distributions to parent	—	(24.2)	—	—	—	(24.2)
Stock-based compensation	—	24.1	(2.3)	—	—	21.8
Dividends to parent	—	—	(1,145.0)	—	—	(1,145.0)
Distributions to noncontrolling interest	—	—	—	—	(14.0)	(14.0)
Contributions from noncontrolling interest	—	—	—	—	7.1	7.1
Effects of implementation of accounting change
related to leases, net	—	—	4.0	—	—	4.0
Net income	—	—	1,112.9	—	9.7	1,122.6
Other comprehensive income	—	—	—	2,565.2	—	2,565.2
Balances as of December 31, 2019	2.5	6,331.5	2,410.8	2,620.7	23.2	11,388.7
Capital distributions to parent	—	(14.1)	—	—	—	(14.1)
Stock-based compensation	—	26.8	(2.4)	—	—	24.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(33.4)	(33.4)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Effects of implementation of accounting change
related to credit losses, net	—	—	(6.7)	—	—	(6.7)
Net income	—	—	1,048.0	—	19.4	1,067.4
Other comprehensive income	—	—	—	1,366.2	—	1,366.2
Balances as of December 31, 2020	$2.5	$6,344.2	$2,799.7	$3,986.9	$15.2	$13,148.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Operating activities
Net income	$1,067.4	$1,122.6	$1,254.3
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	(105.6)	112.2	(92.7)
Depreciation and amortization expense	128.6	121.5	111.6
Amortization of deferred acquisition costs and contract costs	394.1	353.3	260.6
Additions to deferred acquisition costs and contract costs	(462.6)	(480.1)	(419.2)
Stock-based compensation	24.9	22.7	26.6
(Income) loss from equity method investments, net of dividends received	30.3	(40.6)	(32.5)
Changes in:
Accrued investment income	(21.2)	(51.0)	(24.5)
Net cash flows for trading securities and equity securities with operating intent	9.3	(58.6)	(124.8)
Premiums due and other receivables	55.8	(113.3)	62.2
Contractholder and policyholder liabilities and dividends	1,999.9	3,287.2	3,324.8
Current and deferred income taxes	423.1	187.1	253.0
Real estate acquired through operating activities	(16.5)	(64.7)	(89.2)
Real estate sold through operating activities	195.4	134.9	133.5
Other assets and liabilities	(218.7)	522.4	244.3
Other	459.3	398.9	266.5
Net adjustments	2,896.1	4,331.9	3,900.2
Net cash provided by operating activities	3,963.5	5,454.5	5,154.5
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(13,769.2)	(12,781.4)	(12,392.8)
Sales	1,969.3	1,509.6	2,701.9
Maturities	8,398.4	6,587.1	6,008.4
Mortgage loans acquired or originated	(3,006.9)	(3,366.5)	(3,299.5)
Mortgage loans sold or repaid	2,297.3	2,205.4	2,085.6
Real estate acquired	(230.6)	(127.4)	(88.1)
Real estate sold	2.3	94.9	63.5
Net purchases of property and equipment	(60.8)	(51.3)	(48.1)
Net change in other investments	(293.9)	(237.5)	(355.3)
Net cash used in investing activities	(4,694.1)	(6,167.1)	(5,324.4)
Financing activities
Payments for financing element derivatives	(30.9)	(26.9)	(65.9)
Purchase of subsidiary shares from noncontrolling interest	—	—	(23.0)
Dividends paid to parent	(650.0)	(1,145.0)	(840.0)
Distributions to parent	(14.1)	(24.2)	(21.6)
Issuance of long-term debt	13.7	12.0	80.2
Principal repayments of long-term debt	(65.8)	(32.2)	(1.3)
Investment contract deposits	9,817.3	8,727.6	7,896.0
Investment contract withdrawals	(8,786.0)	(7,709.4)	(6,520.1)
Net increase in banking operation deposits	569.7	623.4	553.0
Other	0.2	6.0	(4.5)
Net cash provided by financing activities	854.1	431.3	1,052.8
Net increase (decrease) in cash and cash equivalents	123.5	(281.3)	882.9
Cash and cash equivalents at beginning of period	1,525.0	1,806.3	923.4
Cash and cash equivalents at end of period	$1,648.5	$1,525.0	$1,806.3

Supplemental information:
Cash paid for interest	$2.2	$6.1	$3.1
Cash received from income taxes	$(202.8)	$(62.9)	$(91.2)

Supplemental disclosure of non-cash activities:
Assets received in kind for pension risk transfer transactions	$1,325.2	$1,225.8	$—
Lease assets established upon adoption of accounting guidance	$—	$102.2	$—
Lease liabilities established upon adoption of accounting guidance	$—	$97.2	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2020
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties, including those associated with the novel coronavirus (“COVID-19”), may impact our business, results of operations, financial condition and liquidity. Our use of estimates and assumptions affect amounts reported and disclosed and includes, but is not limited to, the fair value of investments in the absence of quoted market values, investment impairments and valuation allowances, the fair value of derivatives, deferred acquisition costs (“DAC”) and other actuarial balances, the liability for future policy benefits and claims, the value of other postretirement benefits and accounting for income taxes and the valuation of deferred tax assets. Our estimates and assumptions could change in the future as more information becomes known about the impact of COVID-19. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

We evaluated subsequent events through March 12, 2021, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.Market risk benefits, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
3.DAC and other actuarial balances for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2023
Our implementation and evaluation process to date includes, but is not limited to the following:

•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models are developed;
•evaluating our key accounting policies;
•assessing the impact to our chart of accounts;
•developing format and content of new disclosures;
•beginning operational dry runs using model output and updated chart of accounts
•evaluating transition requirements and impacts and
•evaluating and establishing appropriate internal controls.

As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance will be applied based on varying transition methods defined by amendment. Early adoption is permitted.

	January 1, 2021	This guidance is not expected to have a material impact on our consolidated financial statements.
Standards adopted:
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provides optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity may elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity may apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms change due to reference rate reform. This guidance eases the financial reporting impacts of reference rate reform on contracts and hedging relationships and is effective until December 31, 2022.

March 12, 2020
We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2022. The guidance did not have an impact on our consolidated financial statements upon adoption.

Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary.

January 1, 2020
This guidance reduces complexity and costs associated with performing a Step 2 test, should one be needed in the future. This guidance did not have a material impact on our consolidated financial statements at adoption.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities; however, the credit loss calculation and subsequent recoveries for available-for-sale securities are required to be recorded through an allowance. This guidance also expands the required credit loss disclosures.

January 1, 2020
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $6.7 million was recorded as a decrease to retained earnings. We recorded an offsetting increase in the allowance for credit loss for mortgage loans, reinsurance recoverables and commitments and a decrease for deferred tax impacts. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance did not have a material impact on our consolidated financial statements.

Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where previously the measurement was fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the consolidated statements of financial position. The concept of an operating lease, where the lease assets and liabilities are not reported on the consolidated statements of financial position, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $4.0 million was recorded as an increase to retained earnings. See Note 13, Contingencies, Guarantees, Indemnifications and Leases, for further details.

Targeted improvements to accounting for hedging activities
This authoritative guidance updated certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates included the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also included new disclosures.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. See Note 17, Revenues from Contracts with Customers, for further details.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the consolidated statements of financial position as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the consolidated statements of financial position.

	January 1, 2018	We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.
Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statements of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:
•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of and accounting for derivatives;
•the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);
•the liability for future policy benefits and claims;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.
A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.
Closed Block
    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.
Cash and Cash Equivalents
    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.
Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships prior to 2019 and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Beginning in 2019, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Beginning in 2020, fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a component of net realized capital gains (losses). Prior to 2020, the amortized cost of fixed maturities classified as available-for-sale was adjusted for declines in value that were other than temporary. Prior to 2020, impairments in value deemed to be other than temporary were primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.
Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a troubled debt restructuring (“TDR”) has occurred. In response to COVID-19, the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.
Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $1.2 million and $169.0 million as of December 31, 2020 and 2019, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments and, prior to 2020, other-than-temporary impairments of securities and subsequent realized recoveries. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected in prior periods. See Note 15, Fair Value Measurements, for detail on these investments.
Derivatives
Overview
    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Accounting and Financial Statement Presentation

    We designate derivatives as either:
(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.
    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating and financing activities in the consolidated statements of cash flows.
Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. Prior to 2019, these changes in fair value were recorded in net realized capital gains (losses). A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.
    Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.
    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.
    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.
    Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. For long-duration insurance contracts, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses.
    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
    Participating business represented approximately 5%, 6% and 7% of our life insurance in force and 20%, 23% and 26% of the number of life insurance policies in force as of December 31, 2020, 2019 and 2018, respectively. Participating business represented approximately 30%, 31% and 34% of life insurance premiums for the years ended December 31, 2020, 2019 and 2018, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.
Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.
    We have defined claim frequency as follows for each short-duration product:
•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness and Accident: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).
We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2020.

Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.
We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.
See Note 9, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
    Group life, dental, vision, critical illness, accident and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
    Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.
DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.
For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.
DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.
DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.
DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2020 and 2019, we had $1,094.9 million and $997.6 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. The reinsurance recoverable is recognized in premiums due and other receivables on the consolidated statements of financial position. As of December 31, 2020 and 2019, $506.3 million, or 97%, and $457.2 million, or 98%, were with our five largest ceded reinsurers, respectively.

    The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Premiums and other considerations:
Direct	$6,050.4	$7,656.0	$6,284.8
Assumed	439.5	379.7	327.1
Ceded	(609.1)	(562.4)	(519.5)
Net premiums and other considerations	$5,880.8	$7,473.3	$6,092.4

Benefits, claims and settlement expenses:
Direct	$7,615.8	$9,162.3	$7,528.2
Assumed	746.4	581.6	509.8
Ceded	(524.7)	(576.4)	(496.0)
Net benefits, claims and settlement expenses	$7,837.5	$9,167.5	$7,542.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2020 and 2019, the separate accounts included a separate account valued at $80.4 million and $100.4 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

2. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2020, 2019 and 2018, we received $568.1 million, $607.1 million and $520.7 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from/(payable to) PFS of $(56.4) million and $(52.9) million as of December 31, 2020 and 2019, respectively, and earned interest of $0.0 million, $4.3 million and $4.9 million during 2020, 2019 and 2018, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Reinsurance
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $4,523.5 million and $3,958.9 million as of December 31, 2020 and 2019, respectively. In addition, we recognized premiums and other fees of $749.3 million, $672.3 million and $555.4 million for the years ended December 31, 2020, 2019 and 2018, respectively, associated with this agreement. Furthermore, we recognized expenses of $1,038.9 million, $869.1 million and $776.1 million for the years ended December 31, 2020, 2019 and 2018, respectively, associated with this agreement.
Sale of Subsidiaries
We received a $300.0 million 10-year note from PFS as part of the 2017 sale of our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year.
Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $8.5 million, $9.8 million and $11.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Distribution of Affiliated Products
We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $395.8 million, $392.7 million and $412.0 million for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $80.4 million, $88.7 million and $82.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Benefit Plans
PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $33.1 million, $32.9 million and $32.1 million during 2020, 2019 and 2018, respectively.
PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $1.8 million, $1.9 million and $2.0 million during 2020, 2019 and 2018, respectively.
PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $51.0 million, $46.7 million and $51.2 million of pension expense from PFG during 2020, 2019 and 2018, respectively.
Other Agreements
PGI LLC provides asset management services for us. We recognized $101.1 million, $100.1 million and $103.6 million of asset management fee expense for the years ended December 31, 2020, 2019 and 2018, respectively.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2020 and 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 13 years were as follows:

	December 31,
	2020	2019
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	24.2	21.8
Net carrying value	$17.2	$19.6

The amortization expense for intangible assets with finite useful lives was $2.4 million, $2.6 million and $2.6 million for 2020, 2019 and 2018, respectively. As of December 31, 2020, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2021	$2.7
2022	2.4
2023	1.6
2024	1.4
2025	1.3

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2020 and December 31, 2019.

Consolidated Variable Interest Entities

Grantor Trust

We contributed undated subordinated floating rate notes to a grantor trust. The trust separated its cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitled the holder to interest on the stated note for a specified term, while the residual certificate entitled the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined the grantor trust was a VIE due to insufficient equity to sustain it. We determined we were the primary beneficiary as a result of our contribution of securities into the trust and our significant continuing interest in the trust. The certificates matured in the second quarter of 2020.
Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Sponsored Investment Fund

We invested in certain series of an investment fund. These series were VIEs as the equity holders of each series lacked the power to direct the most significant activities of the VIE. We determined we were the primary beneficiary of these series as our interest was more than insignificant and collectively we had the power to direct the most significant activities of the fund. These investments were redeemed in the third quarter of 2020.

Residential Mortgage Loans

We invested in an ABS trust. The trust issued various collateralized mortgage obligation certificates and purchased residential mortgage loans. The trust is considered a VIE due to insufficient equity to sustain itself. We concluded that we are the primary beneficiary as we have purchased substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIE.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2020		December 31, 2019
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trust (1)	$—	$—	$99.9	$98.6
Real estate (2)	499.0	21.3	479.7	88.0
Sponsored investment fund (3)	—	—	19.9	—
Residential mortgage loans (4)	319.8	—	—	—
Total	$818.8	$21.3	$599.5	$186.6
(1)     The assets of the grantor trust were primarily fixed maturities, available-for-sale. The liabilities were primarily other liabilities that reflected an embedded derivative of the forecasted transaction to deliver the underlying securities.
(2) The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include other liabilities and included long-term debt as of December 31, 2019.
(3)    The assets of the sponsored investment fund included other investments.
(4) The assets of the residential mortgage loans VIE primarily include residential mortgage loans. The liabilities of the VIE are eliminated in our consolidated results.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2020
Fixed maturities, available-for-sale:
Corporate	$296.9	$285.7
Residential mortgage-backed pass-through securities	2,294.3	2,175.4
Commercial mortgage-backed securities	4,893.4	4,694.2
Collateralized debt obligations (2)	4,019.7	4,038.5
Other debt obligations	7,031.5	6,819.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	11.7	11.7
Commercial mortgage-backed securities	27.0	27.0
Collateralized debt obligations (2)	20.6	20.6
Other debt obligations	9.4	9.4
Other investments:
Other limited partnership and fund interests	652.4	1,115.2

December 31, 2019
Fixed maturities, available-for-sale:
Corporate	$238.2	$225.7
Residential mortgage-backed pass-through securities	2,844.2	2,777.5
Commercial mortgage-backed securities	4,802.7	4,700.8
Collateralized debt obligations (2)	3,211.2	3,222.6
Other debt obligations	8,075.4	7,961.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.1	14.1
Commercial mortgage-backed securities	28.1	28.1
Collateralized debt obligations (2)	20.9	20.9
Other debt obligations	13.3	13.3
Other investments:
Other limited partnership and fund interests	635.2	899.1
(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
5. Investments

Fixed Maturities and Equity Securities

Available-for-sale securities were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2020
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,729.4	$222.3	$10.4	$—	$1,941.3
Non-U.S. governments	771.4	176.3	—	—	947.7
States and political subdivisions	7,926.9	1,165.7	12.4	—	9,080.2
Corporate	38,054.2	5,368.9	63.6	—	43,359.5
Residential mortgage-backed pass-through securities	2,175.4	118.9	—	—	2,294.3
Commercial mortgage-backed securities	4,694.2	238.9	35.4	4.3	4,893.4
Collateralized debt obligations (2)	4,038.5	8.3	24.9	2.2	4,019.7
Other debt obligations	6,818.9	242.4	29.8	—	7,031.5
Total fixed maturities, available-for-sale	$66,208.9	$7,541.7	$176.5	$6.5	$73,567.6

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments
	cost	gains	losses	Fair value	in AOCI (3)
	(in millions)
December 31, 2019
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,562.7	$97.2	$3.0	$1,656.9	$—
Non-U.S. governments	724.6	128.4	—	853.0	—
States and political subdivisions	6,791.7	639.2	11.5	7,419.4	—
Corporate	34,057.5	3,086.3	32.7	37,111.1	—
Residential mortgage-backed pass-through securities	2,777.5	70.5	3.8	2,844.2	—
Commercial mortgage-backed securities	4,700.8	125.7	23.8	4,802.7	15.8
Collateralized debt obligations (2)	3,222.6	2.8	14.2	3,211.2	0.9
Other debt obligations	7,970.8	129.0	14.9	8,084.9	31.8
Total fixed maturities, available-for-sale	$61,808.2	$4,279.1	$103.9	$65,983.4	$48.5

(1)Amortized cost excludes accrued interest receivable of $549.0 million as of December 31, 2020.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(3)Excludes $62.3 million as of December 31, 2019, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2020, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,213.6	$2,248.2
Due after one year through five years	10,376.2	11,075.3
Due after five years through ten years	13,380.4	14,847.5
Due after ten years	22,511.7	27,157.7
Subtotal	48,481.9	55,328.7
Mortgage-backed and other asset-backed securities	17,727.0	18,238.9
Total	$66,208.9	$73,567.6

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    Major components of net investment income were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities, available-for-sale (1)	$2,469.0	$2,406.5	$2,249.8
Fixed maturities, trading	9.2	9.1	6.5
Equity securities	3.3	4.7	4.6
Mortgage loans	669.8	651.3	587.8
Real estate	180.8	191.0	158.4
Policy loans	38.2	39.7	39.9
Cash and cash equivalents	9.5	39.5	33.5
Derivatives (1)	(1.9)	(2.0)	0.1
Other	106.8	106.0	83.6
Total	3,484.7	3,445.8	3,164.2
Investment expenses	(159.8)	(151.9)	(141.3)
Net investment income	$3,324.9	$3,293.9	$3,022.9

(1)Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$118.7	$7.9	$6.8
Gross losses	(45.0)	(11.4)	(68.8)
Net credit losses (1)	(22.6)	(43.5)	(29.1)
Hedging, net (2)	(9.7)	(9.3)	(39.6)
Fixed maturities, trading (3)	6.2	14.4	(7.7)
Equity securities (4)	1.8	8.2	0.8
Mortgage loans	(14.3)	3.3	6.4
Derivatives (2)	28.5	(58.2)	79.2
Other (5)	42.0	(23.6)	144.7
Net realized capital gains (losses)	$105.6	$(112.2)	$92.7

(1)Upon adoption of authoritative guidance effective January 1, 2020, net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities. Prior to 2020, net credit losses included net other-than-temporary impairment losses and recoveries on available-for-sale securities.
(2)Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 6, Derivative Financial Instruments, for further details.
(3)Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $6.9 million, $14.1 million and $(7.6) million for the years ended December 31, 2020, 2019 and 2018, respectively.
(4)Unrealized gains (losses) on equity securities still held at the reporting date were $1.9 million, $7.6 million and $(12.5) million for the years ended December 31, 2020, 2019 and 2018, respectively.
(5)Other gains in 2018 primarily include a gain from the sale of an equity method investment.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,968.8 million, $1,489.3 million and $2,658.1 million in 2020, 2019 and 2018, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(2)	obligations	Total
	(in millions)
Beginning
balance (1)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for
credit losses
not previously
recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for
securities sold
during the
period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs
charged against
allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5

(1)The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

During 2020, we did not write off any accrued interest to net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other-Than-Temporary Impairments

Prior to the implementation of authoritative guidance in 2020, we had a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. This process involved monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involved monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
Each reporting period, all securities were reviewed to determine whether an other-than-temporary decline in value existed and whether losses should be recognized. We considered relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security was other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value was below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows and (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity. To the extent we determined a security was deemed to be other than temporarily impaired, an impairment loss was recognized.
The way in which impairment losses on fixed maturities were recognized in the financial statements was dependent on the facts and circumstances related to the specific security. If we intended to sell a security or it was more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognized an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we did not expect to recover the amortized cost basis, we did not plan to sell the security and if it was not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment was bifurcated. We recognized the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).
Prior to 2020, net realized capital gains (losses) included total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, as follows:

	For the year ended December 31,
	2019	2018
	(in millions)
Net realized capital gains (losses), excluding impairment losses on available-for-sale
securities	$(68.7)	$121.8
Net other-than-temporary impairment (losses) recoveries on available-for-sale securities	(38.3)	10.6
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified
from other comprehensive income (1)	(5.2)	(39.7)
Net impairment losses on available-for-sale securities	(43.5)	(29.1)
Net realized capital gains (losses)	$(112.2)	$92.7
(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.
We estimated the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value was determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows varied depending on the type of security. The ABS cash flow estimates were based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates were derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses prior to the implementation of new accounting guidance in 2020. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2019	2018
	(in millions)
Beginning balance	$(117.5)	$(124.3)
Credit losses for which an other-than-temporary impairment was not previously
recognized	(6.8)	(11.3)
Credit losses for which an other-than-temporary impairment was previously recognized	(11.8)	(20.0)
Reduction for credit losses previously recognized on fixed maturities now sold, paid
down or intended to be sold	54.3	29.5
Net reduction for positive changes in cash flows expected to be collected and
amortization (1)	0.8	8.6
Ending balance	$(81.0)	$(117.5)
(1) Amounts are recognized in net investment income.
Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss
    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2020
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$351.1	$10.4	$—	$—	$351.1	$10.4
States and political subdivisions	359.1	12.4	—	—	359.1	12.4
Corporate	1,406.0	38.7	267.9	24.9	1,673.9	63.6
Residential mortgage-backed pass-
through securities	17.6	—	1.6	—	19.2	—
Commercial mortgage-backed
securities	961.9	21.7	131.4	12.0	1,093.3	33.7
Collateralized debt obligations (2)	1,748.5	11.1	929.4	12.9	2,677.9	24.0
Other debt obligations	794.1	28.1	61.0	1.7	855.1	29.8
Total fixed maturities, available-for-sale	$5,638.3	$122.4	$1,391.3	$51.5	$7,029.6	$173.9

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 89% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2020. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2020, primarily due to widening of spreads, partially offset by a decrease in interest rates.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 619 securities reflecting an average price of 98 as of December 31, 2020. Of this portfolio, 89% was investment grade (rated AAA through BBB-) as of December 31, 2020, with associated unrealized losses of $98.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 198 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2020. Corporate securities with unrealized losses had an average price of 92 and an average credit rating of BB+. Collateralized debt obligation securities with unrealized losses had an average price of 99 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2020. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Gross Unrealized Losses for Available-for-Sale Securities

	December 31, 2019
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses (2)	value	losses (2)	value	losses (2)
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$100.0	$1.9	$74.2	$1.1	$174.2	$3.0
Non-U.S. governments	1.3	—	—	—	1.3	—
States and political subdivisions	557.6	11.1	86.3	0.4	643.9	11.5
Corporate	985.5	9.1	360.7	23.6	1,346.2	32.7
Residential mortgage-backed pass-
through securities	416.8	1.4	237.4	2.4	654.2	3.8
Commercial mortgage-backed
securities	829.3	9.2	260.4	14.6	1,089.7	23.8
Collateralized debt obligations (1)	639.4	1.8	1,445.3	12.4	2,084.7	14.2
Other debt obligations	1,772.8	9.5	613.7	5.4	2,386.5	14.9
Total fixed maturities, available-for-sale	$5,302.7	$44.0	$3,078.0	$59.9	$8,380.7	$103.9
(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)Prior to the implementation of authoritative guidance in 2020, other than temporary impairment losses reported in OCI were included with gross unrealized losses resulting in total gross unrealized losses for fixed maturities, available-for-sale being reported in the table.
Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 99 (carrying value/amortized cost) as of December 31, 2019. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2019, primarily due to a decrease in interest rates and tightening of credit spreads.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 882 securities reflecting an average price of 99 as of December 31, 2019. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2019, with associated unrealized losses of $43.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 502 securities reflecting an average price of 98 and an average credit rating of AA+ as of December 31, 2019. Corporate securities with unrealized losses had an average price of 94 and an average credit rating of BBB-. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2019.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$7,387.1	$4,205.7
Noncredit component of impairment losses on fixed maturities, available-for-sale (2)	—	(48.5)
Net unrealized gains on derivative instruments	38.9	94.1
Adjustments for assumed changes in amortization patterns	(437.3)	(261.0)
Adjustments for assumed changes in policyholder liabilities	(1,955.0)	(687.7)
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	5.9
Provision for deferred income taxes	(1,062.6)	(696.0)
Net unrealized gains on available-for-sale securities and derivative instruments	$3,974.0	$2,612.5

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder's equity.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”
Reinsurance Recoverables
Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance to other insurance companies through reinsurance. Reinsurance recoverables are reported with premiums due and other receivables in the consolidated statements of financial position.
Credit Quality Information for Financing Receivables
The amortized cost of our financing receivables by credit risk and vintage as of December 31, 2020, was as follows:

	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$1,699.6	$2,461.1	$2,410.1	$1,709.3	$1,421.8	$3,682.1	$13,384.0
BBB+ thru BBB-	141.8	181.5	323.0	263.3	67.3	498.8	1,475.7
BB+ thru BB-	23.7	69.0	—	—	9.1	43.9	145.7
B+ and below	—	—	—	—	—	30.1	30.1
Total	$1,865.1	$2,711.6	$2,733.1	$1,972.6	$1,498.2	$4,254.9	$15,035.5

Residential mortgage
loans:
Performing	$603.8	$292.6	$131.4	$134.3	$146.9	$198.7	$1,507.7
Non-performing	—	2.0	0.8	1.4	0.4	4.5	9.1
Total	$603.8	$294.6	$132.2	$135.7	$147.3	$203.2	$1,516.8

Reinsurance recoverables							$1,097.6

The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $58.7 million and $0.8 million, respectively, as of December 31, 2020.
The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2019 (1)
	Brick and mortar	Credit tenant loans	Total
	(in millions)
A- and above	$13,698.0	$76.9	$13,774.9
BBB+ thru BBB-	877.8	83.8	961.6
BB+ thru BB-	21.9	—	21.9
Total	$14,597.7	$160.7	$14,758.4
(1)Prior to the implementation of authoritative guidance in 2020, commercial mortgage loan credit quality disclosures included information about classes of those mortgages and information by vintage was excluded. Beginning in 2020, we determined that total commercial mortgage loans by credit risk and vintage is the most meaningful presentation.
The amortized cost of our performing and non-performing residential mortgage loans was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019 (1)
	First liens	Home equity	Total
	(in millions)
Performing	$1,074.7	$8.0	$1,082.7
Non-performing	2.5	3.0	5.5
Total	$1,077.2	$11.0	$1,088.2
(1)Prior to the implementation of authoritative guidance in 2020, residential mortgage loan credit quality disclosures included information about classes of those mortgages and information by vintage was excluded. Beginning in 2020, we determined that total residential mortgage loans by credit risk and vintage is the most meaningful presentation.

Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2020
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Residential mortgage loans	$5.5	$9.1	$0.7
Total	$5.5	$9.1	$0.7

December 31, 2019 (1)
(in millions)
Residential:
First liens	$2.5
Home equity	3.0
Total	$5.5
(1)Prior to the implementation of authoritative guidance in 2020, residential mortgage loan non-accrual disclosures included information about classes of those mortgages. Beginning in 2020, we determined that total residential mortgage loans on non-accrual status is the most meaningful presentation.

No interest income was recognized on non-accrual financing receivables during 2020.

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2020
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$15,035.5	$15,035.5
Residential mortgage loans	25.5	1.5	2.5	29.5	1,487.3	1,516.8
Total	$25.5	$1.5	$2.5	$29.5	$16,522.8	$16,552.3

(1)No reinsurance recoverables were considered past due as of December 31, 2020.

	December 31, 2019 (1)
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$14,597.7	$14,597.7
Commercial-credit tenant loans	—	—	—	—	160.7	160.7
Residential-first liens	8.5	0.3	2.1	10.9	1,066.3	1,077.2
Residential-home equity	0.8	—	0.3	1.1	9.9	11.0
Total	$9.3	$0.3	$2.4	$12.0	$15,834.6	$15,846.6
(1)Prior to the implementation of authoritative guidance in 2020, commercial and residential mortgage loan past due disclosures included information about classes of those mortgages. Beginning in 2020, we determined that aging for total commercial and residential mortgage loans is the most meaningful presentation.

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December 31, 2020 and December 31, 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. We wrote off $0.0 million of commercial mortgage loan accrued interest receivable and $0.0 million of residential mortgage loan accrued interest receivable during the year ended December 31, 2020.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our reinsurance recoverables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables is included in benefits, claims and settlement expenses on the consolidated statements of operations.

A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance	Other
	mortgage loans	mortgage loans	recoverables	receivables	Total
	(in millions)
Beginning balance (1)	$25.9	$2.6	$2.5	$—	$31.0
Provision (2)	14.6	1.1	0.2	—	15.9
Charge-offs	—	(1.0)	—	—	(1.0)
Recoveries	—	3.0	—	—	3.0
Ending balance	$40.5	$5.7	$2.7	$—	$48.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2019 (3)
Beginning balance	$24.3	$2.5	$26.8
Provision	0.2	(3.4)	(3.2)
Charge-offs	—	(0.5)	(0.5)
Recoveries	—	3.2	3.2
Ending balance	$24.5	$1.8	$26.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.2	$1.2
Collectively evaluated for impairment	24.5	0.6	25.1
Allowance ending balance	$24.5	$1.8	$26.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$6.3	$6.3
Collectively evaluated for impairment	14,758.4	1,081.9	15,840.3
Loan ending balance	$14,758.4	$1,088.2	$15,846.6

For the year ended December 31, 2018 (3)
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.5)	(4.6)	(6.1)
Charge-offs	—	(2.4)	(2.4)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0
(1)Upon adoption of authoritative guidance effective January 1, 2020, we updated accounting policies and methodology, adjusted the commercial and residential mortgage loan valuation allowance and established a valuation allowance for reinsurance recoverables. See Note 1, Nature of Operations and Significant Accounting Policies under the caption, “Recent Accounting Pronouncements” for further details.
(2)During the year ended December 31, 2020, the outbreak of COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believes to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.
(3)Prior to the implementation of authoritative guidance in 2020, only commercial and residential mortgage loans were included in the allowance rollforward and the allowance was based on either individual or collective evaluation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Commercial mortgage loans:
Purchased	$45.7	$133.9	$24.7
Residential mortgage loans:
Purchased (1)	1,021.4	422.8	337.5

(1) Includes mortgage loans purchased by a residential mortgage loan VIE established in 2020.
Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2020		December 31, 2019
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$595.0	4.0%	$615.0	4.2%
Middle Atlantic	4,451.8	29.6	4,151.7	28.2
East North Central	574.0	3.8	626.2	4.2
West North Central	268.1	1.8	237.7	1.6
South Atlantic	2,375.1	15.8	2,324.4	15.7
East South Central	317.4	2.1	439.4	3.0
West South Central	1,320.1	8.8	1,454.7	9.9
Mountain	938.9	6.2	934.4	6.3
Pacific	4,195.1	27.9	3,974.9	26.9
Total	$15,035.5	100.0%	$14,758.4	100.0%

Property type distribution
Office	$4,503.1	29.9%	$4,899.9	33.2%
Retail	1,819.2	12.1	2,056.9	13.9
Industrial	2,496.6	16.6	2,274.5	15.4
Apartments	5,977.0	39.8	5,263.6	35.7
Hotel	89.6	0.6	91.2	0.6
Mixed use/other	150.0	1.0	172.3	1.2
Total	$15,035.5	100.0%	$14,758.4	100.0%

Impaired Mortgage Loans

Prior to 2020, impaired mortgage loans were loans with a related specific valuation allowance, loans whose carrying amount had been reduced to the expected collectible amount because the impairment had been considered other than temporary or a loan modification had been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination was made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. We did not have any significant impaired mortgage loans in 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Mortgage Loan Modifications

    We assess COVID-19 related loan modifications to determine if they are in scope of the CARES Act TDR relief and the Interagency Statement guidance. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Investments” for further details. COVID-19 related loan modifications typically include delayed principal and interest payments. Based on the terms of the delayed principal and interest payments, past due status generally will not advance, and loans generally will not be placed on non-accrual status during the delay. We did not have a significant amount of COVID-19 related loan modifications that were in scope of the CARES Act TDR relief or the Interagency Statement guidance for the year ended December 31, 2020.

We assess loan modifications outside the scope of the CARES Act TDR relief or Interagency Statement guidance on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR for the years ended December 31, 2020, 2019 and 2018.

Real Estate

    Depreciation expense on invested real estate was $65.2 million, $60.3 million and $54.1 million in 2020, 2019 and 2018, respectively. Accumulated depreciation was $591.1 million and $525.9 million as of December 31, 2020 and 2019, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2020	2019
		(in millions)
Total assets		$83,239.5	$73,594.5
Total liabilities		10,072.1	11,862.4
Total equity		$73,167.4	$61,732.1
Net investment in unconsolidated entities		$771.1	$756.3

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Total revenues	$11,761.4	$10,548.6	$8,968.6
Net income	7,350.8	6,991.8	5,491.6
Our share of net income of unconsolidated entities	46.4	55.3	57.7

In addition, other investments include $973.6 million and $734.1 million of cash surrender value of company owned life insurance as of December 31, 2020 and 2019, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2020 and 2019, we posted $4,604.9 million and $4,062.0 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2020 and 2019, we posted $2,553.0 million and $2,633.2 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2020 and 2019, $133.4 million and $163.9 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2020
Derivative assets	$393.6	$(122.1)	$(268.1)	$3.4
December 31, 2019
Derivative assets	$279.6	$(80.2)	$(197.6)	$1.8

(1)The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2020
Derivative liabilities	$161.3	$(122.1)	$(31.4)	$7.8
December 31, 2019
Derivative liabilities	$147.0	$(80.2)	$(57.5)	$9.3

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $414.4 million and $249.9 million of derivative liabilities as of December 31, 2020 and December 31, 2019, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2020 and December 31, 2019.

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange-traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
To be announced (“TBA”) forward contracts are forward settling government guaranteed mortgage-backed securities. At inception of the forward contract it is our intent to net settle rather than take physical delivery, thus the forward contracts are accounted for as derivatives. We use TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

We also use exchange-traded futures in various fund strategies to manage an absolute return and volatility reduction objective for equity risk against respective benchmarks.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.
We offer group annuity contracts that have guaranteed separate accounts as an investment option.
We had a structured investment relationship with a trust we determined to be a VIE, which was consolidated in our financial statements. The certificates issued by the trust included obligations to deliver an underlying security to residual interest holders and the obligations contained an embedded derivative of the forecasted transaction to deliver the underlying security. The certificates matured in the second quarter of 2020.
We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.
Exposure
    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.
    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.
We posted $122.6 million and $148.9 million in cash and securities under collateral arrangements as of December 31, 2020 and December 31, 2019, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.
Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2020 and December 31, 2019, was $165.7 million and $151.1 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $122.6 million and $148.9 million as of December 31, 2020 and December 31, 2019, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2020, we would be required to post an additional $44.2 million of collateral to our counterparties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
As of December 31, 2020 and December 31, 2019, we had received $220.5 million and $156.8 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$44,472.1	$35,173.6
Interest rate options	2,083.9	1,416.9
Interest rate forwards	500.0	—
Interest rate futures	188.5	142.5
Swaptions	62.0	62.0
Foreign exchange contracts:
Currency swaps	807.5	784.0
Equity contracts:
Equity options	1,857.7	1,672.8
Equity futures	201.0	149.5
Credit contracts:
Credit default swaps	295.0	165.0
Other contracts:
Embedded derivatives	9,280.9	8,869.5
Total notional amounts at end of period	$59,748.6	$48,435.8

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$291.0	$181.9
Interest rate options	51.0	28.3
Interest rate forwards	2.9	—
Foreign exchange contracts:
Currency swaps	22.2	45.2
Equity contracts:
Equity options	33.2	30.5
Credit contracts:
Credit default swaps	3.4	0.5
Total gross credit exposure	403.7	286.4
Less: collateral received	269.5	208.3
Net credit exposure	$134.2	$78.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$27.8	$21.3
Foreign exchange contracts	21.1	30.0	43.4	15.2
Total derivatives designated as hedging
instruments	$21.1	$30.0	$71.2	$36.5

Derivatives not designated as hedging
instruments
Interest rate contracts	$336.0	$204.2	$33.1	$16.7
Foreign exchange contracts	—	14.4	5.7	29.5
Equity contracts	33.2	30.5	48.9	63.1
Credit contracts	3.3	0.5	2.4	1.2
Other contracts	—	—	414.4	249.9
Total derivatives not designated as hedging
instruments	372.5	249.6	504.5	360.4

Total derivative instruments	$393.6	$279.6	$575.7	$396.9
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $414.4 million and $151.2 million as of December 31, 2020 and December 31, 2019, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2020 and December 31, 2019, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2020
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.5	$20.0	4.5
BBB	115.0	2.1	115.0	3.9
Sovereign
A	20.0	0.6	20.0	4.5
BBB	15.0	0.1	15.0	1.0
Total credit default swap protection sold	$170.0	$3.3	$170.0	3.8

	December 31, 2019
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$5.0	$—	$5.0	0.5
BBB	70.0	0.2	70.0	2.6
Sovereign
BBB	15.0	0.3	15.0	2.0
Total credit default swap protection sold	$90.0	$0.5	$90.0	2.4

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			included in the amortized cost
of financial position in which the	Amortized cost of hedged item		of the hedged item
hedged item is included	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Fixed maturities, available-for-sale:
Active hedging relationships	$476.1	$142.0	$21.4	$18.1
Discontinued hedging relationships	135.1	159.3	5.2	7.7
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$611.2	$301.3	$26.6	$25.8

Cash Flow Hedges

    We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2020	2019	2018
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(3.0)	$(9.9)	$36.7
Foreign exchange contracts	Fixed maturities, available-for-sale	(37.1)	(9.4)	20.8
Foreign exchange contracts	Investment contracts	—	—	(0.1)
Total		$(40.1)	$(19.3)	$57.4

We expect to reclassify net gains of $23.5 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,293.9	$(112.2)	$9,167.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$5.7	$—	$—
Loss recognized on derivatives	(6.0)	—	—
Amortization of hedged item basis adjustments	(4.2)	—	—
Amounts related to periodic settlements on derivatives	(3.4)	—	—
Total loss recognized for fair value hedging relationships	$(7.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$19.8	$(0.6)	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.5	—
Amounts related to periodic settlements on derivatives	7.4	—	—
Total gain (loss) recognized for cash flow hedging relationships	$27.2	$9.0	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,022.9	$92.7	$7,542.0

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$—	$(6.6)	$—
Gain recognized on derivatives	—	6.2	—
Amortization of hedged item basis adjustments	(6.7)	—	—
Amounts related to periodic settlements on derivatives	(5.9)	—	—
Total loss recognized for fair value hedging relationships	$(12.6)	$(0.4)	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$20.9	$17.0	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.3	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	12.7	—
Amounts related to periodic settlements on derivatives	6.0	—	(0.1)
Total gain (loss) recognized for cash flow hedging relationships	$26.9	$30.0	$(0.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2020	2019	2018
	(in millions)
Interest rate contracts	$342.7	$218.0	$(27.6)
Foreign exchange contracts	7.7	(1.3)	4.1
Equity contracts	(95.8)	(132.9)	(31.0)
Credit contracts	1.8	(3.6)	(1.6)
Other contracts	(247.3)	(145.3)	107.9
Total	$9.1	$(65.1)	$51.8

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2020 and 2019, the PDO was $298.2 million and $202.7 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2020	December 31, 2019
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,423.2	$3,563.1
Other policyholder funds	6.0	6.6
Policyholder dividends payable	189.0	199.1
Policyholder dividends obligation	298.2	202.7
Other liabilities	8.7	7.8
Total Closed Block liabilities	3,925.1	3,979.3

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,353.3	2,269.6
Fixed maturities, trading	2.6	2.6
Equity securities	1.1	1.1
Mortgage loans	565.9	622.8
Policy loans	456.8	486.0
Other investments	61.7	46.4
Total investments	3,441.4	3,428.5
Cash and cash equivalents	23.2	47.5
Accrued investment income	35.4	38.1
Premiums due and other receivables	8.3	9.7
Deferred tax asset	24.2	29.5
Total assets designated to the Closed Block	3,532.5	3,553.3
Excess of Closed Block liabilities over assets designated to the Closed Block	392.6	426.0
Amounts included in accumulated other comprehensive income	0.9	0.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$393.5	$426.9
    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Revenues
Premiums and other considerations	$217.6	$227.6	$244.2
Net investment income	143.6	154.4	160.5
Net realized capital gains (losses)	16.0	7.4	(3.4)
Total revenues	377.2	389.4	401.3

Expenses
Benefits, claims and settlement expenses	212.8	204.4	211.5
Dividends to policyholders	117.8	116.3	120.9
Operating expenses	2.7	2.9	3.3
Total expenses	333.3	323.6	335.7
Closed Block revenues, net of Closed Block expenses, before income taxes	43.9	65.8	65.6
Income taxes	8.4	12.9	11.1
Closed Block revenues, net of Closed Block expenses and income taxes	35.5	52.9	54.5
Funding adjustments	(2.2)	(3.0)	(0.5)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$33.3	$49.9	$54.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Beginning of year	$426.9	$476.8	$532.1
Effects of implementation of accounting changes (1)	0.1	—	1.3
End of year	393.5	426.9	476.8
Change in maximum future earnings	$(33.3)	$(49.9)	$(54.0)

(1)Includes the effects of implementation of accounting changes related to credit losses in 2020 and equity investments and the reclassification of certain tax effects in 2018.

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

    Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Balance at beginning of year	$3,509.9	$3,680.4	$3,331.7
Costs deferred during the year	456.6	473.0	414.2
Amortized to expense during the year (1)	(386.9)	(345.8)	(252.2)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(181.1)	(297.7)	186.7
Balance at end of year	$3,398.5	$3,509.9	$3,680.4
(1) Includes adjustments for revisions to EGPs.

9. Insurance Liabilities

Contractholder Funds

    Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2020	2019
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$12,864.1	$13,457.5
GICs	11,858.0	10,423.5
Funding agreements	9,407.3	8,640.6
Other investment contracts	1,047.3	893.6
Total liabilities for investment contracts	35,176.7	33,415.2
Universal life and other reserves	7,296.6	4,919.4
Total contractholder funds	$42,473.3	$38,334.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2020 and 2019, $4,252.5 million and $4,010.9 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2020 and 2019, $75.0 million and $75.2 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2020 and 2019, $122.4 million and $112.2 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2020 and 2019, $201.8 million and $201.7 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of April 2020, there were no outstanding funding agreements or medium term notes associated with this program. As of December 31, 2019, $26.2 million of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program were guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2020 and 2019, $4,755.8 million and $4,214.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2020	2019	2018

	(in millions)
Balance at beginning of year	$2,365.5	$2,252.7	$2,130.5
Less: reinsurance recoverable	403.8	404.3	375.8
Net balance at beginning of year	1,961.7	1,848.4	1,754.7
Incurred:
Current year	1,376.8	1,361.3	1,268.8
Prior years	26.6	0.8	0.3
Total incurred	1,403.4	1,362.1	1,269.1
Payments:
Current year	863.8	869.4	815.7
Prior years	403.3	379.4	359.7
Total payments	1,267.1	1,248.8	1,175.4
Net balance at end of year	2,098.0	1,961.7	1,848.4
Plus: reinsurance recoverable	436.9	403.8	404.3
Balance at end of year	$2,534.9	$2,365.5	$2,252.7

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$57.8	$57.9	$54.6

    Incurred liability adjustments relating to prior years, which affected current operations during 2020, 2019 and 2018, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	2020	2020
	($ in millions)
Incurral
year
2011	$203.7	$192.6	$185.4	$184.8	$178.4	$172.3	$169.6	$167.6	$166.5	$167.0	$0.1	6,294
2012		217.9	200.0	191.1	189.5	181.8	174.8	173.3	171.9	173.1	0.1	6,445
2013			219.3	203.3	188.4	190.7	182.3	179.5	177.1	173.4	0.1	7,050
2014				242.2	231.4	214.4	218.1	206.2	201.9	202.0	0.1	7,603
2015					231.0	227.2	217.2	215.3	208.2	210.0	0.1	7,179
2016						229.8	228.4	219.4	219.5	214.4	0.1	6,163
2017							238.4	239.7	243.1	245.8	4.4	6,074
2018								239.4	245.1	239.2	6.6	5,738
2019									255.2	248.4	3.2	5,858
2020										252.1	87	3,588
Total net incurred claims										$2,125.4

	Net cumulative paid claims (1)
	December 31,
	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
	(in millions)
Incurral
year
2011	$11.2	$50.0	$72.5	$85.7	$95.4	$105.2	$112.6	$119.3	$125.4	$129.7
2012		13.8	55.1	80.8	93.7	104.6	112.9	120.0	126.1	131.5
2013			12.5	55.0	81.4	97.0	106.4	116.4	123.2	129
2014				16.1	66.0	96.3	111.8	122.3	132.4	140.8
2015					16.9	67.0	98.0	114.6	126.8	137.1
2016						16.2	70.6	105.6	124.9	136.8
2017							17.8	76.5	115.0	135.9
2018								20.1	79.9	115.7
2019									19.2	79.7
2020										20.6
Total net paid claims										1,156.8
All outstanding liabilities for unpaid claims prior to 2011 net of reinsurance										240.2
Total outstanding liabilities for unpaid claims net of reinsurance										$1,208.8

	(1) 2011-2019 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2019	2020	2020	2020
	($ in millions)
Incurral year
2019	$724.7	$711.6	$—	3,363,947
2020		679.8	45.0	2,899,957
Total net incurred claims		$1,391.4

	Net cumulative
	paid claims (1)
	December 31,
	2019	2020
	(in millions)
Incurral year
2019	$653.5	$711.5
2020		609.5
Total net paid claims		1,321.0
All outstanding liabilities for unpaid claims prior to 2019 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$70.4

(1) 2019 unaudited.
Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2019	2020	2020	2020
	($ in millions)
Incurral year
2019	$228.3	$224.6	$0.7	5,117
2020		270.6	21.9	5,505
Total net incurred claims		$495.2

	Net cumulative
	paid claims (1)
	December 31,
	2019	2020
	(in millions)
Incurral year
2019	$181.7	$223.0
2020		219.3
Total net paid claims		442.3
All outstanding liabilities for unpaid claims prior to 2019 net of
reinsurance		1.1
Total outstanding liabilities for unpaid claims net of reinsurance		$54.0

(1) 2019 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2020
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,208.8	$70.4	$54.0	$1,333.2

Reconciling items:
Reinsurance recoverable on unpaid claims	53.3	—	0.1	53.4
Impact of discounting	(214.5)	—	—	(214.5)
Liability for unpaid claims - short-duration
contracts	$1,047.6	$70.4	$54.1	1,172.1
Insurance contracts other than short-duration				1,362.8
Liability for unpaid claims				$2,534.9

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2020 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.7%	91.7%	81.5%
2	24.3	8.0	17.3
3	15.1
4	8.2
5	5.7
6	5.2
7	4.2
8	3.6
9	3.4
10	2.6

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2020	$1,047.6			$70.4			$54.1
December 31, 2019	1,029.9			71.2			50.4
Range of discount rates
December 31, 2020	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2019	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2020	$214.5			$—			$—
December 31, 2019	215.0			—			—
Interest accretion
For the year ended:
December 31, 2020	$33.9			$—			$—
December 31, 2019	34.2			—			—
December 31, 2018	34.5			—			—
10. Debt
Short-Term Debt
The components of short-term debt were as follows:

			December 31, 2020
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

			December 31, 2019
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2020	60.0	—
Total			$860.0	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2020 and 2019.

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2020
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$55.6	$0.3	$55.9
Total long-term debt	$55.6	$0.3	$55.9

	December 31, 2019
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$107.7	$1.0	$108.7
Total long-term debt	$107.7	$1.0	$108.7

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2020, ranged from $3.1 million to $15.1 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding principal balances as of December 31, 2019, ranged from $3.7 million to $64.2 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $194.1 million and $238.2 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2021	$2.0
2022	2.1
2023	24.5
2024	17.5
2025	0.4
Thereafter	9.4
Total future maturities of long-term debt	$55.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
11. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Current income taxes (benefits):
U.S. federal	$19.1	$24.5	$(29.7)
State	12.6	8.0	2.0
Foreign	—	—	(0.1)
Tax benefit of operating loss carryforward	(0.1)	(0.3)	(0.2)
Total current income taxes (benefits)	31.6	32.2	(28.0)
Deferred income taxes:
U.S. federal	128.5	113.2	174.8
State	—	(5.2)	—
Total deferred income taxes	128.5	108.0	174.8
Income taxes	$160.1	$140.2	$146.8

    Our income before income taxes was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Domestic	$1,227.5	$1,262.8	$1,398.7
Foreign	—	—	2.4
Total income before income taxes	$1,227.5	$1,262.8	$1,401.1

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2020	2019	2018
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(6)	(6)	(5)
Tax credits	(3)	(4)	(3)
Interest exclusion from taxable income	(1)	(1)	(1)
Impact of the Tax Cuts and Jobs Act	—	—	(2)
Low income housing tax credit amortization	1	1	1
Other	1	—	(1)
Effective income tax rate	13%	11%	10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Unrecognized Tax Benefits
    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Balance at beginning of period	$57.2	$37.2	$188.5
Additions based on tax positions related to the current year	1.3	0.1	—
Additions for tax positions of prior years	17.4	23.1	43.1
Reductions for tax positions related to the current year	(3.2)	(3.2)	(10.6)
Reductions for tax positions of prior years	—	—	(23.2)
Settlements	(13.4)	—	(160.6)
Expired statute of limitations	(13.5)	—	—
Balance at end of period (1)	$45.8	$57.2	$37.2

(1) Our 2020 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.
As of December 31, 2020, 2019 and 2018, we had recognized $1.1 million, $0.8 million and $1.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020, within the period of the extended statute of limitation. The IRS continued examination of tax years 2015 through 2017 and initiated examination of tax year 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2020	2019
	(in millions)
Deferred income tax assets:
Investments, including derivatives	$368.7	$190.9
Insurance liabilities	352.5	62.9
Net operating and capital loss carryforwards	—	0.1
Tax credit carryforwards	4.3	106.0
Employee benefits	14.3	—
Other deferred income tax assets	19.6	—
Total deferred income tax assets	759.4	359.9
Deferred income tax liabilities:
Deferred acquisition costs	(530.3)	(562.8)
Investments, including derivatives	(628.7)	(362.0)
Net unrealized gains on available-for-sale securities	(1,555.5)	(874.7)
Real estate	(158.4)	(146.7)
Intangible assets	(8.3)	(9.6)
Gain on sale of discontinued operations (1)	(196.6)	(203.2)
Employee benefits	—	(3.4)
Other deferred income tax liabilities	—	(21.4)
Total deferred income tax liabilities	(3,077.8)	(2,183.8)
Total net deferred income tax liabilities	$(2,318.4)	$(1,823.9)
(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2020	2019
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(2,285.0)	$(1,795.2)
State	(33.4)	(28.7)
Total net deferred income tax liabilities	$(2,318.4)	$(1,823.9)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2020 and 2019, we had tax credit carryforwards for U.S. federal income tax purposes of $4.3 million and $106.0 million, respectively. Alternative minimum and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined PFG’s consolidated U.S. federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and the foreign tax credit carryforwards were fully utilized in 2020. The general business credit carryforward will expire by 2040 if unused. As of December 31, 2020, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
As of December 31, 2020 and 2019, state net operating loss carryforwards were $0.3 million and $1.0 million, respectively, and will expire between 2032 and 2039. As of December 31, 2020, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of PFG’s consolidated U.S. federal income tax returns for years prior to 2015. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 following review by the Joint Committee of Taxation. As of December 31, 2020 and 2019, we had $58.4 million and $196.6 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 were received in September 2020. The IRS commenced audit of PFG’s U.S. federal income tax return for 2009 in 2011, 2010 in 2012, 2011 in 2013, 2012 in 2015, 2015 through 2017 in 2019 and 2018 in the fourth quarter of 2020. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2021, for 2009 through 2012 although effectively settled, has expired for 2013 and 2014, and was extended for tax years 2015 and 2016 through October 15, 2021. The statute remains open for tax years 2017 and 2018 through October 15, 2021 and 2022, respectively. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

12. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula will end on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2020	2019
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(86.3)	$(83.8)
Interest cost	(2.4)	(3.2)
Actuarial loss	(10.2)	(3.6)
Participant contributions	(6.0)	(4.4)
Benefits paid	11.4	10.4
Plan amendments	1.0	(1.7)
Benefit obligation at end of year	$(92.5)	$(86.3)

Change in plan assets
Fair value of plan assets at beginning of year	$705.3	$618.7
Actual return on plan assets	49.8	91.6
Employer contribution	1.4	1.0
Participant contributions	6.0	4.4
Benefits paid	(11.4)	(10.4)
Fair value of plan assets at end of year	$751.1	$705.3

Amount recognized in statement of financial position
Other assets	$661.5	$622.8
Other liabilities	(2.9)	(3.8)
Total	$658.6	$619.0

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(17.0)	$(12.0)
Prior service benefit	0.7	1.8
Pre-tax accumulated other comprehensive income	$(16.3)	$(10.2)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2020, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a higher than expected number of retirees electing medical coverage with the elimination of subsidized benefits. For the year ended December 31, 2019, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a gain from actual and projected medical claims cost being lower than expected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Effective January 1, 2021, $655.5 million of assets in excess of the expected liability to cover the postretirement medical benefits for retirees were re-designated for non-retiree benefits. The elections were made pursuant to plan provisions which provide for assets in excess of 125% of expected liabilities to fund other benefits covered under the plans.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2020	2019
	(in millions)
Accumulated postretirement benefit obligation	$2.9	$3.8
Fair value of plan assets	—	—

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Service cost	$—	$—	$0.1
Interest cost	2.4	3.2	2.9
Expected return on plan assets	(34.8)	(32.0)	(32.2)
Amortization of prior service (benefit) cost	0.1	(0.1)	(12.8)
Recognized net actuarial (gain) loss	0.2	0.3	(1.2)
Net periodic benefit income	$(32.1)	$(28.6)	$(43.2)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2020	2019
	(in millions)
Other changes recognized in accumulated other comprehensive income
Net actuarial gain	$(4.8)	$(56.0)
Prior service (benefit) cost	(1.0)	1.7
Amortization of net loss	(0.2)	(0.3)
Amortization of prior service benefit (cost)	(0.1)	0.1
Total recognized in pre-tax accumulated other comprehensive income	$(6.1)	$(54.5)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(38.2)	$(83.1)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2020	2019
Discount rate	2.15%	2.95%
Rate of compensation increase	N/A	N/A

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2020	2019	2018
Discount rate (1)	2.95%	3.95%	3.35%
Expected long-term return on plan assets	4.95%	5.20%	4.85%
Rate of compensation increase	N/A	N/A	2.39%

(1)During the second quarter 2020, subsidy increases provided under the long-term care plan were capped at 5% per calendar year. This change was remeasured as of March 31, 2020. A discount rate of 2.95% was used until the remeasurement date at which time a discount rate of 2.90% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.95% expected long-term return on plan assets for 2020 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life and agent medical/life plans were 5.0% and 4.7%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2020	2019
Health care cost trend rate assumed for next year under age 65	6.75%	6.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2029	2028

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2020
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.4	$0.4	$—	$—
Fixed income security portfolios (1)	610.1	590.8	19.3	—
U.S. equity portfolios (2)	93.8	28.5	65.3	—
International equity portfolios (3)	46.8	13.8	33.0	—
Total	$751.1	$633.5	$117.6	$—

	December 31, 2019
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.6	$0.6	$—	$—
Fixed income security portfolios (1)	355.8	316.4	39.4	—
U.S. equity portfolios (2)	245.6	201.4	44.2	—
International equity portfolios (3)	103.3	85.0	18.3	—
Total	$705.3	$603.4	$101.9	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
As of December 31, 2020 and 2019, $117.6 million and $101.8 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.
    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:
•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.
    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	35%
International equity portfolios	15%
Fixed income security portfolios	50%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2021	$13.6
2022	13.1
2023	11.8
2024	10.7
2025	9.5
2026-2030	33.6

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2020.

13. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. A bench trial was held before the district court November 3-10, 2020. The court has not yet issued a decision. We will continue to aggressively defend the case.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2020, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.
To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2020.
Guarantees and Indemnifications
    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2020, was approximately $297.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2020 and 2019, the liability balance for guaranty fund assessments, which is not discounted, was $21.1 million and $21.7 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2020 and 2019, $9.6 million and $10.0 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Leases
    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

    The lease assets and liabilities were as follows:

	December 31,
	2020	2019
	(in millions)
Assets
Operating lease assets (1)	$128.8	$92.9
Finance lease assets (1)	49.5	31.0
Total lease assets	$178.3	$123.9

Liabilities
Operating lease liabilities (2)	$119.8	$94.0
Finance lease liabilities (2)	50.1	31.4
Total lease liabilities	$169.9	$125.4
(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2020	2019
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$20.4	$14.5
Interest on lease liabilities	1.0	1.0
Operating lease cost (1)	30.5	29.4
Other lease cost (1) (2)	5.8	5.0
Sublease income (3)	(1.6)	(1.7)
Total lease cost	$56.1	$48.2
(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Rental expense for operating leases for the year ended December 31, 2018, was $17.1 million. Depreciation expense for capital leases for the year ended December 31, 2018, was $9.9 million.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Payments for operating leases for the years ended December 31, 2020 and 2019, were $40.7 million and $31.6 million, respectively. Payments for finance leases for the years ended December 31, 2020 and 2019, were $21.2 million and $15.1 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2021	$29.1	$21.5	$50.6
2022	23.8	13.6	37.4
2023	17.9	11.4	29.3
2024	13.8	3.6	17.4
2025	10.8	1.1	11.9
2026 and thereafter	38.8	—	38.8
Total lease payments	134.2	51.2	185.4
Less: interest	14.4	1.1	15.5
Present value of lease liabilities	$119.8	$50.1	$169.9

    The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	8.1	7.6
Finance leases	3.0	2.6

Weighted-average discount rate:
Operating leases	2.4%	3.1%
Finance leases	1.8%	2.7%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (3)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (4)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2

	For the year ended December 31, 2019
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$4,107.0	$(865.2)	$3,241.8
Reclassification adjustment for losses included in net income (1)	51.0	(10.6)	40.4
Adjustments for assumed changes in amortization patterns	(293.0)	61.5	(231.5)
Adjustments for assumed changes in policyholder liabilities	(654.4)	137.4	(517.0)
Net unrealized gains on available-for-sale securities	3,210.6	(676.9)	2,533.7

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	5.2	(1.1)	4.1
Adjustments for assumed changes in amortization patterns	(1.4)	0.3	(1.1)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	3.8	(0.8)	3.0

Net unrealized losses on derivative instruments during the period	(0.5)	—	(0.5)
Reclassification adjustment for gains included in net income (3)	(28.7)	6.1	(22.6)
Adjustments for assumed changes in amortization patterns	3.1	(0.6)	2.5
Adjustments for assumed changes in policyholder liabilities	7.9	(1.9)	6.0
Net unrealized losses on derivative instruments	(18.2)	3.6	(14.6)

Unrecognized postretirement benefit obligation during the period	54.3	(11.4)	42.9
Amortization of amounts included in net periodic benefit cost (4)	0.2	—	0.2
Net unrecognized postretirement benefit obligation	54.5	(11.4)	43.1

Other comprehensive income	$3,250.7	$(685.5)	$2,565.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.3)	$526.0	$(2,008.3)
Reclassification adjustment for losses included in net income (1)	84.4	(13.6)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.1)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.7)	277.4
Net unrealized losses on available-for-sale securities	(1,912.9)	399.6	(1,513.3)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.3)	31.4
Adjustments for assumed changes in amortization patterns	(5.3)	1.1	(4.2)
Adjustments for assumed changes in policyholder liabilities	(0.8)	0.1	(0.7)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.1)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.6)	46.8
Reclassification adjustment for gains included in net income (3)	(50.8)	7.1	(43.7)
Adjustments for assumed changes in amortization patterns	0.3	(0.1)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.0)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.6)	15.1	(56.5)
Amortization of amounts included in net periodic benefit cost (4)	(14.0)	2.9	(11.1)
Net unrecognized postretirement benefit obligation	(85.6)	18.0	(67.6)

Other comprehensive loss	$(1,959.3)	$412.9	$(1,546.4)

(1) Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Prior to 2020, represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities (1)	available-for-sale (2)	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2018	$1,333.5	$(58.4)	$52.6	$(1.0)	$33.1	$1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.1)	—	51.7	—	(56.5)	(1,588.9)
Amounts reclassified from AOCI	70.8	26.5	(43.7)	—	(11.1)	42.5
Other comprehensive loss	(1,513.3)	26.5	8.0	—	(67.6)	(1,546.4)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.2)	7.7	1.0	(0.4)	242.0
Balances as of December 31, 2018	69.2	(47.1)	68.3	—	(34.9)	55.5
Other comprehensive income
during the period, net of
adjustments	2,493.3	—	8.0	—	42.9	2,544.2
Amounts reclassified from AOCI	40.4	3.0	(22.6)	—	0.2	21.0
Other comprehensive income	2,533.7	3.0	(14.6)	—	43.1	2,565.2
Balances as of December 31, 2019	2,602.9	(44.1)	53.7	—	8.2	2,620.7
Other comprehensive income
during the period, net of
adjustments	1,428.7	—	(13.2)	—	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	—	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	—	4.7	1,366.2
Effects of implementation of
accounting change related to
credit losses, net	(44.1)	44.1	—	—	—	—
Balances as of December 31, 2020	$3,955.5	$—	$18.5	$—	$12.9	$3,986.9

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $2.6 million as of December 31, 2020.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder’s equity.
Dividend Limitations
Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2020 statutory results, we could pay approximately $932.5 million in ordinary stockholder dividends in 2021 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2021, some or all of such dividends may be extraordinary and require regulatory approval.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2020.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2020, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps and swaptions using observable swap curves as the inputs. These are reflected in Level 2. For forward contracts, we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we had interest rate options that were valued using broker quotes. These were reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, equity method real estate investments for which the fair value option was elected and certain nonredeemable preferred stock. In addition, in 2019 we had commercial mortgage loans of consolidated VIEs for which the fair value option was elected and certain redeemable preferred stock.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of a consolidated VIE were valued using the more observable fair value of the liabilities of the consolidated collateralized financing entity (“CCFE”) under the measurement alternative guidance and were reflected in Level 2. The liabilities were affiliated so were not reflected in our consolidated results. The trust was unwound in the third quarter of 2019.

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. The redeemable preferred stock was sold in the third quarter of 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities included embedded derivatives of the forecasted transactions to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives was calculated based on the value of the underlying securities that were valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which was reflected in Level 2. The certificates matured in the second quarter of 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2020
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,941.3	$—	$1,623.9	$317.4	$—
Non-U.S. governments	947.7	—	—	947.7	—
States and political subdivisions	9,080.2	—	—	9,080.2	—
Corporate	43,359.5	—	—	43,068.7	290.8
Residential mortgage-backed pass-
through securities	2,294.3	—	—	2,294.3	—
Commercial mortgage-backed securities	4,893.4	—	—	4,880.2	13.2
Collateralized debt obligations (1)	4,019.7	—	—	3,992.5	27.2
Other debt obligations	7,031.5	—	—	7,002.3	29.2
Total fixed maturities, available-for-sale	73,567.6	—	1,623.9	71,583.3	360.4
Fixed maturities, trading	233.2	—	0.5	232.7	—
Equity securities	71.2	—	27.2	44.0	—
Derivative assets (2)	393.6	—	—	393.0	0.6
Other investments	105.7	75.7	—	—	30.0
Cash equivalents	894.0	—	—	894.0	—
Sub-total excluding separate account
assets	75,265.3	75.7	1,651.6	73,147.0	391.0

Separate account assets	134,135.1	155.8	102,212.4	22,873.7	8,893.2
Total assets	$209,400.4	$231.5	$103,864.0	$96,020.7	$9,284.2

Liabilities
Investment and universal life contracts (3)	$(414.4)	$—	$—	$—	$(414.4)
Derivative liabilities (2)	(161.3)	—	—	(155.6)	(5.7)
Total liabilities	$(575.7)	$—	$—	$(155.6)	$(420.1)

Net assets	$208,824.7	$231.5	$103,864.0	$95,865.1	$8,864.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,656.9	$—	$1,277.4	$379.5	$—
Non-U.S. governments	853.0	—	—	853.0	—
States and political subdivisions	7,419.4	—	—	7,419.4	—
Corporate	37,111.1	—	18.5	37,010.9	81.7
Residential mortgage-backed pass-
through securities	2,844.2	—	—	2,844.2	—
Commercial mortgage-backed securities	4,802.7	—	—	4,789.8	12.9
Collateralized debt obligations (1)	3,211.2	—	—	3,012.2	199.0
Other debt obligations	8,084.9	—	—	7,993.6	91.3
Total fixed maturities, available-for-sale	65,983.4	—	1,295.9	64,302.6	384.9
Fixed maturities, trading	237.6	—	0.5	236.8	0.3
Equity securities	69.9	—	26.5	43.4	—
Derivative assets (2)	279.6	—	—	251.7	27.9
Other investments	112.5	78.3	—	—	34.2
Cash equivalents	729.3	—	—	729.3	—
Sub-total excluding separate account
assets	67,412.3	78.3	1,322.9	65,563.8	447.3

Separate account assets	125,801.7	129.0	95,419.5	21,286.5	8,966.7
Total assets	$193,214.0	$207.3	$96,742.4	$86,850.3	$9,414.0

Liabilities
Investment and universal life contracts (3)	$(151.2)	$—	$—	$—	$(151.2)
Derivative liabilities (2)	(147.0)	—	—	(130.7)	(16.3)
Other liabilities (3)	(98.7)	—	—	(98.7)	—
Total liabilities	$(396.9)	$—	$—	$(229.4)	$(167.5)

Net assets	$192,817.1	$207.3	$96,742.4	$86,620.9	$9,246.5

(1) Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $15.1 million and $19.9 million as of December 31, 2020 and December 31, 2019, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2020

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2020	income (2)	income (3)	(4)	Level 3	Level 3	2020
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118.0	$342.0	$(255.2)	$290.8
Commercial mortgage-backed
securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities,
available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life
contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included in	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2019	income (2)	income (3)	(4)	Level 3	Level 3	2019
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$4.6	$—	$—	$(4.6)	$—	$—	$—
Corporate	57.9	—	2.5	17.2	4.1	—	81.7
Commercial mortgage-backed
securities	9.5	(3.8)	3.4	2.4	3.7	(2.3)	12.9
Collateralized debt obligations	8.3	(2.6)	0.9	122.5	69.9	—	199.0
Other debt obligations	58.5	—	0.8	100.0	8.3	(76.3)	91.3
Total fixed maturities,
available-for-sale	138.8	(6.4)	7.6	237.5	86.0	(78.6)	384.9
Fixed maturities, trading	—	—	—	0.3	—	—	0.3
Other investments	17.2	5.9	—	1.1	10.0	—	34.2
Separate account assets (1)	8,444.0	735.5	—	(212.1)	—	(0.7)	8,966.7

Liabilities
Investment and universal life
contracts	(5.3)	(132.9)	—	(13.0)	—	—	(151.2)

Derivatives
Net derivative assets (liabilities)	3.5	(0.2)	—	8.3	—	—	11.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2018	income (2)	income (3)	(4)	Level 3	Level 3	2018
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$6.1	$—	$(0.1)	$(1.4)	$—	$—	$4.6
Corporate	100.6	(1.0)	0.3	(22.0)	—	(20.0)	57.9
Commercial mortgage-backed
securities	10.6	(3.5)	0.2	0.1	3.6	(1.5)	9.5
Collateralized debt obligations	125.0	(0.9)	0.2	64.4	54.7	(235.1)	8.3
Other debt obligations	2.3	—	(0.2)	147.4	—	(91.0)	58.5
Total fixed maturities,
available-for-sale	244.6	(5.4)	0.4	188.5	58.3	(347.6)	138.8
Fixed maturities, trading	—	—	—	3.7	—	(3.7)	—
Equity securities	2.7	12.9	—	(15.6)	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2
Separate account assets (1)	7,486.3	889.7	—	106.8	2.3	(41.1)	8,444.0

Liabilities
Investment and universal life
contracts	(119.6)	107.9	—	6.4	—	—	(5.3)

Derivatives
Net derivative assets (liabilities)	19.6	(18.6)	—	2.5	—	—	3.5

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Assets
Fixed maturities, available-for-sale:
Commercial mortgage-backed securities	$(1.2)	$(2.9)	$(1.9)
Collateralized debt obligations	(2.2)	(2.6)	(0.9)
Total fixed maturities, available-for-sale	(3.4)	(5.5)	(2.8)
Other investments	5.3	6.0	1.7
Separate account assets	385.5	697.1	829.8

Liabilities
Investment and universal life contracts	(251.1)	(134.0)	110.3

Derivatives
Net derivative assets (liabilities)	9.9	3.9	(17.1)
(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

For the year ended
December 31, 2020
(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$11.9
Commercial mortgage-backed securities	1.5
Collateralized debt obligations	(0.3)
Total fixed maturities, available-for-sale	13.1
(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2019
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(4.6)	$(4.6)
Corporate	41.9	(1.4)	—	(23.3)	17.2
Commercial mortgage-backed securities	2.4	—	—	—	2.4
Collateralized debt obligations	124.7	—	—	(2.2)	122.5
Other debt obligations	107.7	—	—	(7.7)	100.0
Total fixed maturities, available-for-sale	276.7	(1.4)	—	(37.8)	237.5
Fixed maturities, trading	0.5	—	—	(0.2)	0.3
Other investments	6.0	(4.9)	—	—	1.1
Separate account assets (5)	279.2	(524.4)	(280.4)	313.5	(212.1)

Liabilities
Investment and universal life contracts	—	—	(17.8)	4.8	(13.0)

Derivatives
Net derivative assets (liabilities)	1.9	6.4	—	—	8.3

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	2.3	(6.3)	—	(18.0)	(22.0)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.3)	64.4
Other debt obligations	152.0	—	—	(4.6)	147.4
Total fixed maturities, available-for-sale	246.0	(6.3)	—	(51.2)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.6)	—	—	(15.6)
Other investments	9.0	—	—	—	9.0
Separate account assets (5)	627.1	(519.4)	(206.5)	205.6	106.8

Liabilities
Investment and universal life contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

(5) Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$342.0	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3

Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

	For the year ended December 31, 2019
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$4.1	$—	$—
Commercial mortgage-backed securities	—	3.7	—	2.3
Collateralized debt obligations	—	69.9	—	—
Other debt obligations	—	8.3	—	76.3
Total fixed maturities, available-for-sale	—	86.0	—	78.6
Other investments	—	10.0	—	—
Separate account assets	—	—	—	0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$—	$—	$20.0
Commercial mortgage-backed securities	—	3.6	—	1.5
Collateralized debt obligations	—	54.7	—	235.1
Other debt obligations	—	—	—	91.0
Total fixed maturities, available-for-sale	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	3.7
Separate account assets	—	2.3	0.2	40.9

Assets transferred into Level 3 during 2020, 2019 and 2018, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations. In addition, other investments transferred from Level 2 into Level 3 during 2019, included certain redeemable preferred stock for which at least one significant unobservable input is now used to determine fair value.

Assets transferred out of Level 3 during 2020, 2019 and 2018, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$286.1	Discounted cash flow	Discount rate (1)	0.9%-11.7%	7.3%
			Illiquidity premium	0 basis points ("bps")-60bps	19bps
			Comparability adjustment	0bps-769bps	359bps
			Potential loss severity	0.0%-54.6%	0.2%
			Probability of default	0.0% -100%	0.3%
Commercial mortgage-backed securities	1.1	Discounted cash flow	Potential loss severity	78.4%	78.4%
			Probability of default	100.0%	100.0%
Collateralized debt obligations	0.7	Discounted cash flow	Potential loss severity	40.5%	40.5%
			Probability of default	100.0%	100.0%
Other debt obligations	0.8	Discounted cash flow	Discount rate (1)	10.0%	10.0%
			Illiquidity premium	500bps	500bps
Other investments	28.5	Discounted cash flow - real estate	Discount rate (1)	6.5%	6.5%
			Terminal capitalization rate	5.3%	5.3%
			Average market rent growth rate	2.6%	2.6%
		Discounted cash flow - real estate debt	Loan to value	52.6%	52.6%
			Credit spread	3.3%	3.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	8,893.2	Discounted cash flow - mortgage loans	Discount rate (1)	1.2%	1.2%
			Illiquidity premium	60bps	60bps
			Credit spread rate	110bps	110bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.9%	6.9%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	1.5%-4.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.3%-74.2%	47.5%
			Market interest rate	2.0%-5.0%	3.4%

Liabilities
Investment and universal life contracts (6)	(414.4)	Discounted cash flow	Long duration interest rate	1.3%-1.4% (3)	1.4%
			Long-term equity market volatility	17.6%-26.9%	19.7%
			Nonperformance risk	0.1%-1.3%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%	5.6%
			Mortality rate	See note (5)

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$72.5	Discounted cash flow	Discount rate (1)	1.9%-5.1%	3.8%
			Illiquidity premium	0bps-410bps	152bps
Commercial mortgage-backed securities	2.4	Discounted cash flow	Probability of default	100.0%	100.0%
			Potential loss severity	53.1%	53.1%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	108.7	Discounted cash flow	Discount rate (1)	2.9%-10.0%	3.4%
			Potential loss severity	23.0%	23.0%
			Probability of default	100.0%	100.0%
	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other debt obligations	1.2	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Other investments	10.0	Market comparables	Revenue multiples (2)	0.8x-5.0x	3.2x
Separate account assets	8,966.2	Discounted cash flow - mortgage loans	Discount rate (1)	2.8%	2.8%
			Illiquidity premium	60bps	60bps
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.5%-11.8%	6.7%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	2.0%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	8.0%-80.4%	45.9%
			Market interest rate	3.2%-5.8%	3.6%

Liabilities
Investment and universal life contracts (6)	(151.2)	Discounted cash flow	Long duration interest rate	2.1% (3)
			Long-term equity market volatility	16.9%-26.9%
			Nonperformance risk	0.2%-1.3%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (5)
(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
(4)This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(6)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative.

The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. The use of a higher or lower assumption of the number of contractholders taking withdrawals would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2020, 2019 and 2018.

Fair Value Option

We elected fair value accounting for:
•Certain commercial mortgage loans of a consolidated VIE for which it was not practicable for us to determine the carrying value. The consolidated VIE was unwound in the third quarter of 2019.
•Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2020	December 31, 2019
	(in millions)
Real estate ventures (1)
Fair value	$28.5	$22.8

(1)Reported with other investments in the consolidated statements of financial position.

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax gain (loss) (1) (2)	$—	$0.1	$(0.2)
Interest income (3)	—	0.3	0.7

Real estate ventures
Change in fair value pre-tax gain (4)	5.3	6.0	1.7
(1)None of the change in fair value related to instrument-specific credit risk.
(2)Reported in net realized capital gains (losses) on the consolidated statements of operations.
(3)Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.
(4)Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2020
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$16,506.1	$17,925.7	$—	$—	$17,925.7
Policy loans	723.8	966.7	—	—	966.7
Other investments	285.2	276.4	—	185.0	91.4
Cash and cash equivalents	754.5	754.5	754.5	—	—
Investment contracts	(34,788.3)	(36,085.5)	—	(5,276.9)	(30,808.6)
Long-term debt	(55.9)	(41.2)	—	—	(41.2)
Separate account liabilities	(119,133.1)	(118,117.1)	—	—	(118,117.1)
Bank deposits (1)	(423.5)	(429.7)	—	(429.7)	—
Cash collateral payable	(219.9)	(219.9)	(219.9)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020

	December 31, 2019
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$15,820.3	$16,548.0	$—	$—	$16,548.0
Policy loans	742.2	966.3	—	—	966.3
Other investments	273.5	267.8	—	175.0	92.8
Cash and cash equivalents	795.7	795.7	795.7	—	—
Investment contracts	(33,264.0)	(33,358.2)	—	(4,304.5)	(29,053.7)
Long-term debt	(108.7)	(107.6)	—	—	(107.6)
Separate account liabilities	(111,959.7)	(110,964.9)	—	—	(110,964.9)
Bank deposits (1)	(469.6)	(468.3)	—	(468.3)	—
Cash collateral payable	(156.8)	(156.8)	(156.8)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

16. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

For the year ended, December 31, 2019, our use of prescribed statutory accounting practices resulted in higher statutory surplus of $862.1 million relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. Effective June 2020, the affiliated reinsurer became accredited in the State of Iowa and the reserve credits were no longer considered a prescribed practice. In addition, as of December 31, 2019, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $151.3 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Effective January 1, 2020, the Iowa Insurance Division approved our request to discontinue the use of this permitted practice due to changes in the practices and procedures of the NAIC.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2020 and 2019, our affiliated reinsurance subsidiaries assumed statutory reserves of $8,978.2 million and $7,902.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2020 and 2019, assets admitted under these practices totaled $3,731.0 million and $3,358.0 million, respectively.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2020, we met the minimum RBC requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2020	2019	2018
	(in millions)
Statutory net income	$915.9	$989.3	$1,017.6
Statutory capital and surplus	5,682.4	5,193.4	5,319.6

17. Revenues from Contracts with Customers

Administrative Service Fee Revenue

    We offer service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust services are also available through an affiliated trust company.

•Fees and other revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Deposit Account Fee Revenue

    We offer individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

Disaggregation of Revenues from Contracts with Customers

    The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2020	2019	2018

	(in millions)
Administrative service fee revenue	$280.9	$283.2	$284.1
Deposit account fee revenue	8.4	9.3	10.5
Commission income	27.0	26.9	19.6
Other fee revenue	2.4	2.5	2.3
Total revenues from contracts with customers	318.7	321.9	316.5
Fees and other revenues not within the scope of revenue
recognition guidance (1)	2,034.9	2,074.8	1,905.7
Total fees and other revenues per consolidated statements of
operations	$2,353.6	$2,396.7	$2,222.2

(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $40.9 million and $42.1 million as of December 31, 2020 and 2019, respectively.

We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2020, 2019 and 2018, $7.2 million, $7.5 million and $8.4 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
18. Stock-Based Compensation Plans

As of December 31, 2020, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share-based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2020	2019	2018
	(in millions)
Compensation cost	$24.4	$21.9	$26.4
Related income tax benefit	4.0	4.1	5.2
Capitalized as part of an asset	1.5	1.7	1.9

Nonqualified Stock Options
    Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2020	2019	2018
Expected volatility	25.7%	23.3%	26.0%
Expected term (in years)	7.0	7.0	7.0
Risk-free interest rate	1.3%	2.6%	2.8%
Expected dividend yield	4.33%	4.07%	3.19%
Weighted average estimated fair value	$9.64	$10.00	$14.85

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2020, we had $1.9 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.9 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2020
Performance Share Awards

    Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2020, 2019 and 2018 was $51.73, $53.09 and $63.98, respectively.

As of December 31, 2020, we had $2.3 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.9 years.

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2020, 2019 and 2018 was $49.33, $53.19 and $63.77, respectively.

As of December 31, 2020, we had $17.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.7 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $11.33, $11.37 and $9.27 during 2020, 2019 and 2018, respectively.

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)    Financial Statements included in the Registration Statement
(1)    Part A:
    Condensed Financial Information for the 10 years ended December 31, 2020
(2)    Part B:
    Principal Life Insurance Company Separate Account B:
    Report of Independent Registered Public Accounting Firm
    Statements of Assets and Liabilities, December 31, 2020
    Statements of Operations for the year ended December 31, 2020
    Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
    Notes to Financial Statements.
    Principal Life Insurance Company:
    Report of Independent Registered Public Accounting Firm
    Consolidated Statements of Financial Position at December 31, 2020 and 2019
    Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
    Consolidated Statements of Stockholder's Equity for the years ended December 31, 2020, 2019 and 2018
    Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
    Notes to Consolidated Financial Statements.

(b)	Exhibits (Exhibits (b)(1) - (6b) were originally filed in paper format. Accordingly, a hyperlink has not been provided.)
	(1)	Resolution of Board of Directors of the Depositor - (filed on 03/01/1996)
	(3a)	Distribution Agreement (filed 03/01/1996)
	(3b)	Selling Agreement (filed 03/01/1996)
	(4a)	Form of Variable Annuity Contract (filed 12/16/1997)
	(4b)	Form of Variable Annuity Contract Endorsement (filed 12/16/1997)
	(4c)	Form of Variable Annuity Contract Rider (filed 12/16/1997)
	(5)	Form of Variable Annuity Application (filed 10/23/1997)
	(6a)	Articles of Incorporation of the Depositor (filed 03/01/1996)
	(6b)	Bylaws of Depositor (filed 03/01/1996)

	(8)	Participation Agreements
a. Principal Variable Contracts Funds, Inc.
(1) Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2) Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3) Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4) Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5) Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6) Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000054)
(7) Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000046)
(8) Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9) Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(10)	Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Legal Opinion - Filed as Ex-99.(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000042)
(10a)	Consent of Ernst & Young LLP *
(10b)
Powers of Attorney - Filed as Ex-99.(10B) on 04/27/2018 Accession No. 0000009713-18-000048), filed as Ex-99.(B)(10b) on 04/28/2020 (Accession No. 0000009713-20-000042) for J. S. Auerbach and filed herein *

(10c)	Opinion of Counsel *
(11)	Financial Statement Schedules

Principal Life Insurance Company
Report of Independent Auditors on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2020 *
Schedule III - Supplementary Insurance Information as of December 31, 2020, 2019 and 2018 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2020, 2019 and 2018 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(13a)	Total Return Calculation - (Exhibit was filed on 03/01/1996 and was originally filed in paper format. Accordingly, a hyperlink has not been provided.)
(13b)	Annualized Yield for Separate Account B - (Exhibit was filed on 03/01/1996 and was originally filed in paper format. Accordingly, a hyperlink has not been provided.)
* Filed herein
** To be filed by Amendment.

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit Committee
ALFREDO RIVERA The Coca-cola Company One Coca-Cola Plaza	Director Member, Audit and Human Resources Committees
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Human Resources Committee, Executive and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
KAMAL BHATIA(1)	Senior Executive Director and Chief Operating Officer, Principal Global Investors
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO BORDA(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President - Principal Global Asset Management
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
KATHLEEN B. KAY(1)	Senior Vice President and Chief Information Officer
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
GREGORY A. LINDE(1)	Senior Vice President Individual Life
CHRISTOPHER J. LITTLEFIELD(1)	Executive Vice President, General Counsel and Secretary
KENNETH A. MCCULLUM(1)	Senior Vice President and Chief Risk Officer
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
ROBERTO WALKER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Senior Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2020 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2020)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	100
-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100

-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	100
-->Principal Trustee Company Private Limited*#	India	100
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100

-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2021

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	41
Personal Variable Contracts	2
Premier Variable Contracts	6
Flexible Variable Annuity Contract	14,164
Freedom Variable Annuity Contract	590
Freedom 2 Variable Annuity Contract	194
Investment Plus Variable Annuity Contract	52,325
Principal Lifetime Income Solutions	834
Principal Pivot Series Variable Annuity	3,419
Principal Lifetime Income Solutions II	9,813

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Alex P. Montz	Assistant Corporate Secretary
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter
Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$36,072,509	0	0	0
Item 30. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 31. Management Services
N/A
Item 32. Undertakings
The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59½, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:
1.    Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;
2.    Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.    Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and
4.    Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.
Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2021.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 29, 2021
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2021
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	April 29, 2021
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(J. S. Auerbach)*	Director	April 29, 2021
J. S. Auerbach

(M. E. Beams)*	Director	April 29, 2021
M. E. Beams

(J. Carter-Miller)*	Director	April 29, 2021
J. Carter-Miller

(M. T. Dan)*	Director	April 29, 2021
M. T. Dan

(S. L. Helton)*	Director	April 29, 2021
S. L. Helton

(R. C. Hochschild)*	Director	April 29, 2021
R. C. Hochschild

(S. M. Mills)*	Director	April 29, 2021
S. M. Mills

(D. C. Nordin)*	Director	April 29, 2021
D. C. Nordin

(B. C. Pickerell)*	Director	April 29, 2021
B. C. Pickerell

(C. S. Richer)*	Director	April 29, 2021
C. S. Richer

(A. Rivera)*	Director	April 29, 2021
A. Rivera

(E. E. Tallett)*	Director	April 29, 2021
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*
Pursuant to Powers of Attorney
Filed as Ex-99.(10B) on 04/27/2018 Accession No. 0000009713-18-000048), filed as Ex-99.(B)(10b) on 04/28/2020 (Accession No. 0000009713-20-000042) for J. S. Auerbach and filed herein *